UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-07076

Wilshire Mutual Funds, Inc.
(Exact name of registrant as specified in charter)

Wilshire Associates Incorporated
1299 Ocean Avenue, Suite 700
Santa Monica, CA 90401-1085
 (Address of principal executive offices) (Zip code)

Jason Schwarz, President
1299 Ocean Avenue, Suite 700
Santa Monica, CA 90401-1085
 (Name and address of agent for service)

Registrant’s telephone number, including area code: 310-260-6639

Date of fiscal year end: December 31

Date of reporting period: September 30, 2012

Item 1.	Schedule of Investments

Wilshire Mutual Funds, Inc.
Large Company Growth Portfolio	September 30, 2012
Schedule of Investments	(Unaudited)

Shares		Value

COMMON STOCK — 98.8%††
Consumer Discretionary — 19.4%
14,321	Amazon.com, Inc. †	$3,642,117
65,092	Apollo Group, Inc., Class A †(a)	1,890,923
690	AutoZone, Inc. †	255,072
550	Bally Technologies, Inc. †(a)	27,164
3,070	Bed Bath & Beyond, Inc. †(a)	193,410
1,013	Big Lots, Inc. †	29,965
13,220	Brinker International, Inc.(a)	466,666
24,342	Burberry Group PLC ADR(a)	790,141
5,660	Cablevision Systems Corp., Class A(a)	89,711
32,113	CBS Corp., Class B	1,166,665
620	Charter Communications, Inc., Class A †	46,543
3,135	Chipotle Mexican Grill, Inc., Class A †(a)	995,488
4,017	Choice Hotels International, Inc.(a)	128,504
9,440	Coach, Inc.	528,829
16,490	Comcast Corp., Class A	589,847
13,793	Dick's Sporting Goods, Inc.(a)	715,167
3,010	Dillard's, Inc., Class A	217,683
7,769	DIRECTV †	407,562
4,690	Discovery Communications, Inc., Class C †	262,828
47,932	Dollar General Corp. †	2,470,415
21,805	Dollar Tree, Inc. †(a)	1,052,636
1,360	Dunkin' Brands Group, Inc.(a)	39,705
2,810	Expedia, Inc.(a)	162,530
770	Family Dollar Stores, Inc.	51,051
17,900	Ford Motor Co.	176,494
7,840	Gap, Inc. (The)	280,515
740	Garmin, Ltd.(a)	30,888
430	Genuine Parts Co.(a)	26,243
1,662	Harley-Davidson, Inc.	70,419
17,590	Home Depot, Inc. (The)	1,061,908
750	ITT Educational Services, Inc. †(a)	24,172
86,551	Johnson Controls, Inc.	2,371,497
3,440	Kohl's Corp.	176,197
4,870	Las Vegas Sands Corp.	225,822
11,900	Liberty Interactive Corp., Class A †	220,150
595	Liberty Ventures, Series A †	29,536
2,340	Lowe's Cos., Inc.	70,761
7,070	Ltd. Brands, Inc.	348,268
12,825	Lululemon Athletica, Inc. †(a)	948,281
3,050	Madison Square Garden, Inc. (The), Class A †	122,824
4,290	Mattel, Inc.	152,209
13,318	McDonald's Corp.	1,221,926
1,956	Morningstar, Inc.(a)	122,524
3,850	NIKE, Inc., Class B	365,403
1,187	Nordstrom, Inc.(a)	65,499
6,990	Omnicom Group, Inc.(a)	360,404
1,690	O'Reilly Automotive, Inc. †(a)	141,318
1,100	PetSmart, Inc.(a)	75,878
2,405	priceline.com, Inc. †(a)	1,488,046
3,520	Ross Stores, Inc.	227,392
5,740	Sally Beauty Holdings, Inc. †	144,017
7,670	Scripps Networks Interactive, Inc., Class A(a)	469,634
44,534	Sirius XM Radio, Inc. †	115,788
29,173	Starbucks Corp.	1,480,530
13,700	Starwood Hotels & Resorts Worldwide, Inc.	794,052
6,420	Tiffany & Co.	397,270
4,860	Time Warner Cable, Inc., Class A	461,992
1,540	Time Warner, Inc.	69,808
12,900	TJX Cos., Inc.	577,791

Shares		Value
Consumer Discretionary (continued)
10,675	Tractor Supply Co.(a)	$1,055,651
2,370	TripAdvisor, Inc. †(a)	78,044
1,420	Ulta Salon Cosmetics & Fragrance, Inc.	136,753
15,913	VF Corp.(a)	2,535,896
5,720	Viacom, Inc., Class B	306,535
11,590	Virgin Media, Inc.(a)	341,210
26,225	Walt Disney Co. (The)	1,371,043
1,370	Weight Watchers International, Inc.(a)	72,336
3,290	Wyndham Worldwide Corp.	172,659
800	Wynn Resorts, Ltd.	92,352
2,590	Yum! Brands, Inc.	171,821
		37,470,378
Consumer Staples — 9.2%
19,670	Altria Group, Inc.	656,781
21,880	British American Tobacco PLC ADR	2,245,763
1,360	Church & Dwight Co., Inc.(a)	73,426
92,105	Coca-Cola Co. (The)	3,493,543
4,821	Colgate-Palmolive Co.	516,908
4,210	Costco Wholesale Corp.	421,526
3,620	CVS Caremark Corp.	175,280
20,310	Diageo PLC ADR	2,289,546
4,650	Dr. Pepper Snapple Group, Inc.	207,065
6,950	General Mills, Inc.	276,957
820	Hershey Co. (The)	58,130
2,480	HJ Heinz Co.(a)	138,756
3,430	Kimberly-Clark Corp.(a)	294,225
2,450	Lorillard, Inc.(a)	285,303
530	McCormick & Co., Inc.	32,881
9,810	Mead Johnson Nutrition Co., Class A(a)	718,877
1,280	Mondelez International, Inc., Class A	52,928
18,812	Monster Beverage Corp. †	1,018,858
17,046	PepsiCo, Inc.	1,206,345
19,486	Philip Morris International, Inc.	1,752,571
3,610	Procter & Gamble Co. (The)	250,390
2,240	Reynolds American, Inc.	97,082
2,770	Sysco Corp.(a)	86,618
17,677	Wal-Mart Stores, Inc.	1,304,563
1,810	Whole Foods Market, Inc.	176,294
		17,830,616
Energy — 5.9%
16,530	Anadarko Petroleum Corp.	1,155,778
22,400	Cameron International Corp. †	1,255,968
92,277	Cobalt International Energy, Inc. †	2,055,009
750	Concho Resources, Inc. †	71,062
4,468	ConocoPhillips	255,480
1,510	Core Laboratories NV(a)	183,435
22,441	Hess Corp.	1,205,531
6,360	Kinder Morgan, Inc.	225,907
1,830	Oceaneering International, Inc.	101,108
3,449	Phillips 66	159,930
47,795	Schlumberger, Ltd.	3,457,012
8,300	Spectra Energy Corp.	243,688
72,497	Weatherford International, Ltd. †	919,262
4,000	Williams Cos., Inc. (The)	139,880
		11,429,050
Financials — 6.9%
8,375	Affiliated Managers Group, Inc. †	1,030,125
1,210	Allied World Assurance Co. Holdings AG	93,472
3,090	American Capital Agency Corp.	106,883
10,710	American Express Co.	608,971
2,690	American International Group, Inc. †	88,205
4,260	American Tower Corp., Class A	304,121
5,450	Annaly Capital Management, Inc.(a)	91,778
3,860	Bank of Hawaii Corp.(a)	176,093

Wilshire Mutual Funds, Inc.
Large Company Growth Portfolio	September 30, 2012
Schedule of Investments	(Unaudited)

Shares		Value
Financials (continued)
770	BlackRock, Inc., Class A	$137,291
14,972	Camden Property Trust	965,544
26,422	Capital One Financial Corp.	1,506,318
35,423	CapitalSource, Inc.	268,507
8,810	Capitol Federal Financial, Inc.	105,367
1,480	CBL & Associates Properties, Inc.(a)	31,583
3,860	CBOE Holdings, Inc.	113,561
4,100	CME Group, Inc., Class A(a)	234,930
1,330	Discover Financial Services	52,841
17,620	General Growth Properties, Inc.	343,238
1,300	IntercontinentalExchange, Inc. †	173,433
2,540	Macerich Co. (The)	145,364
900	Marsh & McLennan Cos., Inc.	30,537
640	Mercury General Corp.(a)	24,736
13,940	Progressive Corp. (The)	289,116
4,870	Protective Life Corp.	127,643
4,070	Public Storage	566,422
970	Rayonier, Inc.(a)	47,540
3,360	Simon Property Group, Inc.	510,082
15,360	SLM Corp.	241,459
5,410	State Street Corp.	227,003
1,900	T Rowe Price Group, Inc.	120,270
770	Taubman Centers, Inc.	59,082
11,280	TD Ameritrade Holding Corp.	173,374
5,370	U.S. Bancorp	184,191
1,740	Validus Holdings, Ltd.(a)	59,003
500	Ventas, Inc.	31,125
27,729	Visa, Inc., Class A	3,723,450
6,480	Waddell & Reed Financial, Inc., Class A	212,350
2,660	Washington Federal, Inc.	44,369
3,300	Wells Fargo & Co.	113,949
		13,363,326
Health Care — 14.0%
16,730	Abbott Laboratories	1,147,009
18,465	Alexion Pharmaceuticals, Inc. †	2,112,396
18,933	Allergan, Inc.	1,733,884
3,540	AmerisourceBergen Corp., Class A(a)	137,034
11,760	Amgen, Inc.(a)	991,603
1,900	Baxter International, Inc.	114,494
3,268	Becton Dickinson and Co.	256,734
11,474	Biogen Idec, Inc. †	1,712,265
16,870	Bristol-Myers Squibb Co.	569,362
2,170	Cardinal Health, Inc.	84,565
24,450	Celgene Corp. †	1,867,980
12,875	Cerner Corp. †	996,654
550	Covance, Inc. †	25,679
530	Edwards Lifesciences Corp. †	56,906
4,780	Eli Lilly & Co.	226,620
15,800	Express Scripts Holding Co. †	990,186
4,590	Forest Laboratories, Inc. †	163,450
21,014	Gilead Sciences, Inc. †	1,393,859
7,660	HCA Holdings, Inc.	254,695
59,175	Hologic, Inc. †(a)	1,197,702
314	IDEXX Laboratories, Inc. †(a)	31,196
16,468	Illumina, Inc. †(a)	793,758
408	Intuitive Surgical, Inc. †	202,217
10,208	Johnson & Johnson	703,433
1,117	Laboratory Corp. of America Holdings †	103,289
1,380	LifePoint Hospitals, Inc. †	59,036
3,380	McKesson Corp.	290,781
2,940	Medivation, Inc. †	165,698
2,131	MEDNAX, Inc. †(a)	158,653
1,330	Medtronic, Inc.	57,350
6,070	Myriad Genetics, Inc. †	163,829
11,743	NuVasive, Inc. †	269,032

Shares		Value
Health Care (continued)
4,383	Patterson Cos., Inc.	$150,074
11,025	Perrigo Co.(a)	1,280,774
1,750	Pfizer, Inc.	43,488
1,400	Regeneron Pharmaceuticals, Inc. †(a)	213,724
650	Salix Pharmaceuticals, Ltd. †	27,521
53,669	Teva Pharmaceutical Industries, Ltd. ADR	2,222,433
5,630	United Therapeutics Corp. †(a)	314,604
14,010	Vertex Pharmaceuticals, Inc. †	783,860
50,484	WellPoint, Inc.	2,928,577
		26,996,404
Industrials — 8.9%
5,733	3M Co.(a)	529,844
952	Alliant Techsystems, Inc.	47,705
5,095	Boeing Co. (The)	354,714
22,585	Caterpillar, Inc.	1,943,213
4,580	Crane Co.	182,879
77,610	CSX Corp.(a)	1,610,407
3,050	Cummins, Inc.	281,241
2,800	Deere & Co.	230,972
3,086	Delta Air Lines, Inc. †	28,268
1,990	Emerson Electric Co.	96,057
17,845	Fastenal Co.(a)	767,157
34,964	Fluor Corp.	1,967,774
12,940	General Electric Co.	293,867
2,410	Graco, Inc.	121,175
3,760	Honeywell International, Inc.	224,660
1,840	JB Hunt Transport Services, Inc.(a)	95,754
26,785	Joy Global, Inc.	1,501,567
3,999	Landstar System, Inc.	189,073
1,100	Lincoln Electric Holdings, Inc.	42,955
3,840	Lockheed Martin Corp.	358,579
1,300	Norfolk Southern Corp.	82,719
770	Northrop Grumman Corp.(a)	51,151
360	Precision Castparts Corp.	58,802
920	Raytheon Co.	52,587
25,665	Rockwell Automation, Inc.	1,785,001
26,551	Textron, Inc.(a)	694,840
3,794	Toro Co. (The)	150,925
900	TransDigm Group, Inc. †	127,683
13,855	Union Pacific Corp.	1,644,588
7,800	United Parcel Service, Inc., Class B	558,246
6,430	United Technologies Corp.	503,405
4,000	Verisk Analytics, Inc., Class A †	190,440
910	Waste Management, Inc.(a)	29,193
4,600	WESCO International, Inc. †(a)	263,120
		17,060,561
Information Technology — 28.6%
3,920	Accenture PLC, Class A	274,518
62,744	Acme Packet, Inc. †(a)	1,072,922
3,789	Altera Corp.	128,769
22,309	Apple, Inc.	14,885,903
4,100	Automatic Data Processing, Inc.	240,506
28,888	Baidu, Inc. ADR †(a)	3,374,696
4,369	BMC Software, Inc. †	181,270
5,614	CA, Inc.	144,645
40,564	Citrix Systems, Inc. †	3,105,986
18,000	Cognizant Technology Solutions Corp., Class A †	1,258,560
8,660	Dell, Inc.	85,388
60,119	eBay, Inc. †	2,910,361
59,620	EMC Corp. †	1,625,838
3,166	F5 Networks, Inc. †	331,480

Wilshire Mutual Funds, Inc.
Large Company Growth Portfolio	September 30, 2012
Schedule of Investments	(Unaudited)

Shares		Value
Information Technology (continued)
3,110	Fidelity National Information Services, Inc.	$97,094
1,910	Gartner, Inc. †	88,032
6,390	Google, Inc., Class A †	4,821,255
55,620	Intel Corp.	1,261,461
13,583	International Business Machines Corp.(a)	2,817,793
4,880	Intuit, Inc.	287,334
580	Mastercard, Inc., Class A	261,858
88,995	Microsoft Corp.	2,650,271
1,800	Motorola Solutions, Inc.	90,990
13,890	NetApp, Inc. †	456,703
3,177	NeuStar, Inc., Class A †	127,175
4,202	NVIDIA Corp. †	56,055
26,755	OpenTable, Inc. †(a)	1,113,008
37,572	Oracle Corp.	1,183,142
7,680	Paychex, Inc.(a)	255,667
100,753	QUALCOMM, Inc.	6,296,055
6,739	Tech Data Corp. †	305,277
10,775	Teradata Corp. †	812,543
991	Texas Instruments, Inc.	27,302
8,740	VeriSign, Inc. †	425,551
300	VMware, Inc., Class A †(a)	29,022
105,539	Western Union Co. (The)(a)	1,922,921
9,630	Yahoo!, Inc. †	153,839
		55,161,190
Materials — 4.7%
2,100	Air Products & Chemicals, Inc.	173,670
1,780	Albemarle Corp.	93,770
1,780	Ball Corp.	75,312
3,240	Cabot Corp.(a)	118,487
730	Cytec Industries, Inc.	47,829
620	Domtar Corp.	48,540
8,550	Dow Chemical Co. (The)	247,608
1,480	Ecolab, Inc.	95,919
9,910	EI du Pont de Nemours & Co.(a)	498,176
37,015	Freeport-McMoRan Copper & Gold, Inc.	1,465,054
21,736	Monsanto Co.	1,978,411
29,543	Mosaic Co. (The)	1,701,972
4,090	Packaging Corp. of America	148,467
940	PPG Industries, Inc.	107,950
6,790	Praxair, Inc.	705,345
8,003	Sherwin-Williams Co. (The)	1,191,726
3,953	Silgan Holdings, Inc.	171,995
5,370	Southern Copper Corp.	184,513
		9,054,744
Telecommunication Services — 1.0%
2,680	AT&T, Inc.	101,036
2,620	CenturyLink, Inc.	105,848
2,080	Crown Castle International Corp. †	133,328
4,290	tw telecom, Inc., Class A †	111,840
32,850	Verizon Communications, Inc.	1,496,975
		1,949,027
Utilities — 0.2%
2,860	CenterPoint Energy, Inc.	60,918
670	Dominion Resources, Inc.	35,470
3,030	ONEOK, Inc.	146,380
1,340	Questar Corp.	27,242
760	Wisconsin Energy Corp.	28,629
		298,639
Total Common Stock
(Cost $148,211,223)		190,613,935

Shares/ Number of Rights		Value

SHORT-TERM INVESTMENTS (c) — 13.9%
24,116,885	Northern Institutional Liquid Asset Portfolio, 0.010%(b)	$24,116,885
2,744,506	Northern Trust Institutional Government Select Portfolio, 0.010%	2,744,506

Total Short-Term Investments
(Cost $26,861,391)		26,861,391

RIGHTS — 0.0%
199	Liberty Ventures, Expires 10/09/12† (Cost $–)	2,695

Total Investments — 112.7%
(Cost $175,072,614)‡		217,478,021
Other Assets & Liabilities, Net — (12.7)%		(24,455,572)
NET ASSETS — 100.0%		$193,022,449

† ††	Non-income producing security. More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
‡	At September 30, 2012, the tax basis cost of the Portfolio's investments was $175,072,614, and the unrealized appreciation and depreciation were $47,384,523 and $(4,979,116), respectively.
(a)	This security or a partial position of this security is on loan at September 30, 2012. The total market value of securities on loan at September 30, 2012 was $23,546,075.
(b)
This security was purchased with cash collateral held from securities on loan. The total value of such security at September 30, 2012 was $24,116,885.  Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $115,750.

(c)	Rate shown is the 7-day effective yield as of September 30, 2012.

ADR — American Depositary Receipt
Ltd. — Limited
PLC— Public Limited Company

As of September 30, 2012, all of the Portfolio’s investments in securities were considered Level 1.  For the period ended September 30, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual and annual financial statements.

Wilshire Mutual Funds, Inc.
Large Company Value Portfolio	September 30, 2012
Schedule of Investments	(Unaudited)

Shares		Value

COMMON STOCK — 98.3%††
Consumer Discretionary — 10.6%
3,240	1-800-Flowers.com, Inc., Class A †(a)	$12,085
7,553	American Eagle Outfitters, Inc.	159,217
13,175	Apollo Group, Inc., Class A †(a)	382,734
862	Arctic Cat, Inc. †	35,739
1,875	Bed Bath & Beyond, Inc. †	118,125
1,526	Blyth, Inc.(a)	39,661
7,466	CBS Corp., Class B	271,240
8,091	Comcast Corp., Class A	289,415
2,257	CSS Industries, Inc.(a)	46,381
17,300	Delphi Automotive PLC †	536,300
100	Dillard's, Inc., Class A(a)	7,232
5,307	Exceed Co., Ltd. †(a)	9,128
3,165	Flexsteel Industries, Inc.	65,516
8,425	Foot Locker, Inc.	299,087
3,000	GNC Holdings, Inc., Class A(a)	116,910
1,650	Home Depot, Inc. (The)	99,611
3,941	Jarden Corp.(a)	208,242
1,843	Luby's, Inc. †	12,404
4,150	Macy's, Inc.	156,123
4,290	Marcus Corp.(a)	47,619
2,000	Movado Group, Inc.(a)	67,440
2,121	Multimedia Games Holding Co., Inc. †(a)	33,363
4,050	News Corp., Class A(a)	99,346
8,800	Omnicom Group, Inc.	453,728
1,250	PVH Corp.	117,150
47,875	Staples, Inc.(a)	551,520
4,601	TJX Cos., Inc.	206,079
1,300	Town Sports International Holdings, Inc. †(a)	16,081
3,525	TravelCenters of America LLC †	18,894
1,518	Unifi, Inc. †(a)	19,461
2,750	Wyndham Worldwide Corp.	144,320
		4,640,151
Consumer Staples — 5.3%
3,175	Anheuser-Busch InBev NV ADR(a)	272,764
13,092	CVS Caremark Corp.(a)	633,915
1,500	Herbalife, Ltd.(a)	71,100
875	JM Smucker Co. (The)	75,539
5,775	Molson Coors Brewing Co., Class B(a)	260,164
7,000	Mondelez International, Inc., Class A	289,450
4,100	Orchids Paper Products Co.	73,964
2,811	Philip Morris International, Inc.	252,821
118	Smithfield Foods, Inc. †(a)	2,319
3,765	Walgreen Co.	137,196
3,341	Wal-Mart Stores, Inc.	246,566
		2,315,798
Energy — 16.3%
1,524	Adams Resources & Energy, Inc.	46,482
4,691	Alon USA Energy, Inc.	64,267
2,625	Anadarko Petroleum Corp.	183,540
1,925	Apache Corp.(a)	166,455
8,500	Baker Hughes, Inc.(a)	384,455
14,318	BP PLC ADR	606,511
1,150	Cameron International Corp. †	64,480
7,157	Chevron Corp.	834,220
8,861	ConocoPhillips	506,672
3,567	Delek US Holdings, Inc.	90,923
1,350	Devon Energy Corp.	81,675
2,150	Energen Corp.	112,682
14,067	Exxon Mobil Corp.	1,286,427
2,750	Hess Corp.	147,730
4,200	HollyFrontier Corp.	173,334

Shares		Value
Energy (continued)
6,978	Marathon Petroleum Corp.	$380,929
6,650	Nabors Industries, Ltd. †(a)	93,300
2,375	National Oilwell Varco, Inc.	190,261
4,555	Phillips 66	211,215
2,100	Plains Exploration & Production Co. †	78,687
9,920	Royal Dutch Shell PLC ADR, Class A(a)	688,545
4,500	Suncor Energy, Inc.(a)	147,825
4,770	Tesoro Corp.	199,863
1,400	Transocean, Ltd.	62,846
6,186	Valero Energy Corp.	195,972
5,485	Western Refining, Inc.(a)	143,597
		7,142,893
Financials — 26.2%
2,712	Aflac, Inc.	129,850
25,034	Allstate Corp. (The)(a)	991,597
692	Altisource Portfolio Solutions SA †(a)	59,685
4,184	American Express Co.	237,902
26,182	American International Group, Inc. †	858,508
5,793	Assurant, Inc.(a)	216,079
12,725	Axis Capital Holdings, Ltd.	444,357
47,675	Bank of America Corp.	420,970
3,100	BB&T Corp.(a)	102,796
2,400	Calamos Asset Management, Inc., Class A(a)	27,936
4,200	Capital One Financial Corp.	239,442
25,419	Citigroup, Inc.	831,710
20,594	CNO Financial Group, Inc.	198,732
3,550	Comerica, Inc.(a)	110,228
1,160	Diamond Hill Investment Group, Inc.	88,949
1,725	Digital Realty Trust, Inc.(a)	120,491
20,073	Discover Financial Services	797,500
16,100	Fifth Third Bancorp(a)	249,711
2,200	Franklin Resources, Inc.(a)	275,154
2,450	Goldman Sachs Group, Inc. (The)(a)	278,516
15,575	Invesco, Ltd.	389,219
19,714	JPMorgan Chase & Co.	798,023
7,900	KeyCorp(a)	69,046
6,800	Lincoln National Corp.	164,492
20,100	MetLife, Inc.(a)	692,646
12,125	Morgan Stanley	202,972
2,824	PartnerRe, Ltd.(a)	209,767
11,254	PNC Financial Services Group, Inc.	710,127
11,800	Regions Financial Corp.	85,078
3,734	Reinsurance Group of America, Inc., Class A	216,087
4,850	SLM Corp.	76,242
6,225	State Street Corp.	261,201
1,321	Symetra Financial Corp.	16,248
27,975	UBS AG	340,736
1,585	United Fire Group, Inc.(a)	39,815
14,268	Wells Fargo & Co.	492,674
		11,444,486
Health Care — 10.9%
7,437	Abbott Laboratories	509,881
2,246	Acorda Therapeutics, Inc. †(a)	57,520
3,100	Aetna, Inc.	122,760
2,050	Amgen, Inc.	172,856
5,575	Becton Dickinson and Co.(a)	437,972
5,000	Bristol-Myers Squibb Co.(a)	168,750
1,425	Celgene Corp. †	108,870
8,793	Eli Lilly & Co.	416,876
1,200	Express Scripts Holding Co. †	75,204
2,200	Gilead Sciences, Inc. †	145,926
2,976	Humana, Inc.	208,766

Wilshire Mutual Funds, Inc.
Large Company Value Portfolio	September 30, 2012
Schedule of Investments	(Unaudited)

Shares		Value
Health Care (continued)
17,009	Merck & Co., Inc.	$767,106
317	National Healthcare Corp.(a)	15,134
38,334	Pfizer, Inc.	952,600
4,853	Pozen, Inc. †	32,175
10,368	UnitedHealth Group, Inc.	574,491
		4,766,887
Industrials — 8.0%
1,356	Alliant Techsystems, Inc.	67,949
2,339	Argan, Inc. †	40,816
996	Boeing Co. (The)(a)	69,341
5,800	Delta Air Lines, Inc. †(a)	53,128
5,400	Eaton Corp.(a)	255,204
779	Engility Holdings, Inc. †(a)	14,373
2,883	Fortune Brands Home & Security, Inc. †	77,870
5,119	FreightCar America, Inc.(a)	91,067
24,400	General Electric Co.	554,124
5,000	Hertz Global Holdings, Inc. †(a)	68,650
3,780	Huntington Ingalls Industries, Inc. †	158,949
1,844	Intersections, Inc.(a)	19,436
1,711	KBR, Inc.	51,022
3,118	Kimball International, Inc., Class B	38,102
4,675	L-3 Communications Holdings, Inc.	335,244
22	Layne Christensen Co. †(a)	431
19,550	Masco Corp.	294,227
627	NN, Inc. †(a)	5,323
11,137	Northrop Grumman Corp.(a)	739,831
2,342	PGT, Inc. †	7,682
4,056	Raytheon Co.(a)	231,841
2,213	Saia, Inc. †(a)	44,570
2,226	Sparton Corp. †	28,159
1,216	Standex International Corp.(a)	54,051
7,043	Sypris Solutions, Inc.	50,287
3,900	United Rentals, Inc. †	127,569
349	Willis Lease Finance Corp. †	4,307
		3,483,553
Information Technology — 11.2%
2,650	Adobe Systems, Inc. †	86,019
5,318	AOL, Inc. †	187,353
361	Apple, Inc.	240,881
6,324	Booz Allen Hamilton Holding Corp., Class A(a)	87,587
6,300	Broadcom Corp., Class A	217,854
17,250	Cisco Systems, Inc.	329,303
9,950	Computer Sciences Corp.	320,490
23,725	Dell, Inc.	233,929
6,100	EMC Corp. †	166,347
575	Google, Inc., Class A †	433,838
37,050	Hewlett-Packard Co.	632,073
14	Hutchinson Technology, Inc. †(a)	24
6,023	Kulicke & Soffa Industries, Inc. †	62,639
641	Magnachip Semiconductor Corp. †	7,564
11,548	Microsoft Corp.	343,899
2,250	NetApp, Inc. †	73,980
18,194	Oracle Corp.	572,929
90	PRGX Global, Inc. †	770
6,050	Skyworks Solutions, Inc. †	142,568
14,825	TE Connectivity, Ltd.(a)	504,198
3,292	Tech Data Corp. †(a)	149,128
2,052	Ultra Clean Holdings †(a)	11,717
3,623	Unisys Corp. †(a)	75,431
		4,880,521
Materials — 3.6%
875	Agrium, Inc.	90,527
1,275	Ashland, Inc.	91,290

Shares		Value
Materials (continued)
1,286	CF Industries Holdings, Inc.(a)	$285,801
3,836	Chemtura Corp. †(a)	66,056
5,800	Freeport-McMoRan Copper & Gold, Inc.	229,564
794	Huntsman Corp.(a)	11,854
7,095	LyondellBasell Industries NV, Class A(a)	366,528
2,600	PPG Industries, Inc.	298,584
1,266	Spartech Corp. †(a)	6,773
5,000	Weyerhaeuser Co.	130,700
		1,577,677
Telecommunication Services — 3.0%
26,299	AT&T, Inc.(a)	991,472
6,435	Telephone & Data Systems, Inc.	164,800
3,750	Verizon Communications, Inc.	170,888
		1,327,160
Utilities — 3.2%
6,515	Ameren Corp.	212,845
2,844	American Water Works Co., Inc.	105,399
6,075	Entergy Corp.(a)	420,997
4,800	NiSource, Inc.	122,304
3,695	NRG Energy, Inc.	79,036
11,700	PPL Corp.	339,885
2,100	Southern Co. (The)(a)	96,789
		1,377,255
Total Common Stock
(Cost $37,935,180)		42,956,381

SHORT-TERM INVESTMENTS (c) — 28.6%
11,556,336	Northern Institutional Liquid Asset Portfolio, 0.010%(b)	11,556,336
926,096	Northern Trust Institutional Government Select Portfolio, 0.010%	926,095

Total Short-Term Investments
(Cost $12,482,431)		12,482,431

Total Investments — 126.9%
(Cost $50,417,611)‡		55,438,812
Other Assets & Liabilities, Net — (26.9)%		(11,750,937)
NET ASSETS — 100.0%		$43,687,875

†	Non-income producing security.
††	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
‡	At September 30, 2012, the tax basis cost of the Portfolio's investments was $50,417,611, and the unrealized appreciation and depreciation were $6,622,470 and $(1,601,269), respectively.
(a)	This security or a partial position of this security is on loan at September 30, 2012. The total market value of securities on loan at September 30, 2012 was $11,226,969.
(b)	This security was purchased with cash collateral held from securities on loan. The total value of such security at September 30, 2012 was $11,556,336.
(c)	Rate shown is the 7-day effective yield as of September 30, 2012.

ADR — American Depositary Receipt
LLC— Limited Liability Company
Ltd. — Limited
PLC— Public Limited Company

Wilshire Mutual Funds, Inc.
Large Company Value Portfolio	September 30, 2012
Schedule of Investments	(Unaudited)

As of September 30, 2012, all of the Portfolio's investments in securities were considered Level 1.  For the period ended September 30, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual and annual financial statements.

Wilshire Mutual Funds, Inc.
Small Company Growth Portfolio	September 30, 2012
Schedule of Investments	(Unaudited)

Shares		Value

COMMON STOCK — 99.2%
Consumer Discretionary — 21.3%
1,140	Aeropostale, Inc. †	$15,424
376	AFC Enterprises, Inc. †(a)	9,250
580	American Greetings Corp., Class A(a)	9,744
170	American Public Education, Inc. †(a)	6,193
240	America's Car-Mart, Inc. †(a)	10,913
2,366	Ameristar Casinos, Inc.(a)	42,115
692	ANN, Inc. †	26,109
610	Arbitron, Inc.(a)	23,119
480	Arctic Cat, Inc. †(a)	19,901
580	Asbury Automotive Group, Inc. †(a)	16,211
880	Ascena Retail Group, Inc. †	18,876
1,230	Belo Corp., Class A(a)	9,631
30	Biglari Holdings, Inc. †	10,952
350	Blyth, Inc.(a)	9,096
240	Bob Evans Farms, Inc.	9,391
500	Body Central Corp. †	5,225
990	Boyd Gaming Corp. †(a)	6,989
400	Bravo Brio Restaurant Group, Inc. †(a)	5,820
798	Bridgepoint Education, Inc. †(a)	8,100
593	Brunswick Corp.(a)	13,419
410	Buckle, Inc. (The)(a)	18,626
760	Cabela's, Inc. †	41,557
360	Capella Education Co. †	12,621
1,377	Carmike Cinemas, Inc. †	15,491
550	Cato Corp. (The), Class A(a)	16,340
120	Cavco Industries, Inc. †	5,507
360	CEC Entertainment, Inc.(a)	10,843
1,422	Cheesecake Factory, Inc. (The)(a)	50,836
1,014	Cherokee, Inc.(a)	14,764
867	Coinstar, Inc. †(a)	38,998
750	Collectors Universe(a)	10,522
350	Conn's, Inc. †(a)	7,718
1,290	Cooper Tire & Rubber Co.	24,742
180	Core-Mark Holding Co., Inc.(a)	8,660
561	Cracker Barrel Old Country Store, Inc.	37,649
550	Crocs, Inc. †	8,915
877	Dana Holding Corp.	10,787
730	Destination Maternity Corp.	13,651
460	DineEquity, Inc. †(a)	25,760
818	Domino's Pizza, Inc.(a)	30,839
260	Dorman Products, Inc. †	8,193
320	Einstein Noah Restaurant Group, Inc.	5,661
468	Ethan Allen Interiors, Inc.(a)	10,259
1,217	Express, Inc. †(a)	18,036
320	Finish Line, Inc. (The), Class A(a)	7,277
300	Francesca's Holdings Corp. †(a)	9,219
330	Genesco, Inc. †(a)	22,021
1,080	Gentherm, Inc. †(a)	13,435
260	Gordmans Stores, Inc. †	4,797
690	Hibbett Sports, Inc. †	41,021
2,630	Hot Topic, Inc.(a)	22,881
790	HSN, Inc.	38,749
230	iRobot Corp. †	5,235
377	Jos. A Bank Clothiers, Inc. †(a)	18,277
2,720	LeapFrog Enterprises, Inc., Class A †(a)	24,534
1,490	Libbey, Inc. †	23,512
600	Life Time Fitness, Inc. †(a)	27,444
560	Lions Gate Entertainment Corp. †(a)	8,551
212	Lumber Liquidators Holdings, Inc. †(a)	10,744
1,320	MDC Partners, Inc., Class A(a)	16,289
240	Monro Muffler Brake, Inc.(a)	8,446
310	Movado Group, Inc.	10,453
1,790	MTR Gaming Group, Inc. †(a)	7,536
1,320	Multimedia Games Holding Co., Inc. †	20,764

Shares		Value
Consumer Discretionary (continued)
810	National CineMedia, Inc.	$13,260
680	Nexstar Broadcasting Group, Inc., Class A †(a)	7,222
560	Nutrisystem, Inc.	5,897
2,690	Orbitz Worldwide, Inc. †(a)	6,860
330	Oxford Industries, Inc.(a)	18,628
429	Papa John's International, Inc. †(a)	22,913
260	Penske Automotive Group, Inc.(a)	7,823
1,860	PetMed Express, Inc.(a)	18,674
2,210	Pier 1 Imports, Inc.(a)	41,415
600	Pool Corp.(a)	24,948
350	Red Robin Gourmet Burgers, Inc. †(a)	11,396
170	rue21, Inc. †	5,296
1,420	Ruth's Hospitality Group, Inc. †	9,045
190	Ryman Hospitality Properties †(a)	7,511
760	Select Comfort Corp. †(a)	23,978
1,020	Sinclair Broadcast Group, Inc., Class A	11,434
359	Six Flags Entertainment Corp.	21,109
1,190	Smith & Wesson Holding Corp. †(a)	13,102
380	Steven Madden, Ltd. †(a)	16,614
60	Strayer Education, Inc.	3,861
620	Sturm Ruger & Co., Inc.(a)	30,684
456	Tenneco, Inc. †	12,768
830	Texas Roadhouse, Inc., Class A(a)	14,193
832	Tower International, Inc. †	6,415
1,650	Town Sports International Holdings, Inc. †	20,410
760	True Religion Apparel, Inc.(a)	16,211
1,100	Valassis Communications, Inc. †(a)	27,159
260	Vitamin Shoppe, Inc. †(a)	15,163
412	Winmark Corp.	22,281
790	Winnebago Industries, Inc. †(a)	9,978
1,032	Zagg, Inc. †(a)	8,803
899	Zumiez, Inc. †(a)	24,929
		1,564,618
Consumer Staples — 7.8%
990	B&G Foods, Inc., Class A(a)	30,007
266	Boston Beer Co., Inc. (The), Class A †(a)	29,784
210	Calavo Growers, Inc.(a)	5,250
610	Cal-Maine Foods, Inc.(a)	27,414
460	Casey's General Stores, Inc.	26,284
840	Central Garden and Pet Co., Class A †	10,147
240	Chefs' Warehouse, Inc. (The) †(a)	3,931
220	Coca-Cola Bottling Co. Consolidated(a)	14,982
650	Craft Brew Alliance, Inc. †	5,103
520	Darling International, Inc. †(a)	9,511
410	Elizabeth Arden, Inc. †	19,368
260	Hain Celestial Group, Inc. (The) †(a)	16,380
372	Harris Teeter Supermarkets, Inc.(a)	14,448
570	Inter Parfums, Inc.(a)	10,431
180	J&J Snack Foods Corp.	10,319
290	Lancaster Colony Corp.(a)	21,243
390	Medifast, Inc. †(a)	10,199
1,019	Nature's Sunshine Products, Inc.(a)	16,650
502	Nu Skin Enterprises, Inc., Class A(a)	19,493
680	Orchids Paper Products Co.	12,267
472	Pantry, Inc. (The) †(a)	6,868
2,740	Pilgrim's Pride Corp. †(a)	14,001
280	Post Holdings, Inc. †(a)	8,417
690	Prestige Brands Holdings, Inc. †	11,702
190	Pricesmart, Inc.(a)	14,387
4,590	Rite Aid Corp. †(a)	5,370
460	Sanderson Farms, Inc.	20,410
1,460	Snyders-Lance, Inc.	36,500
340	Spectrum Brands Holdings, Inc. †	13,603
210	Susser Holdings Corp. †	7,596

Wilshire Mutual Funds, Inc.
Small Company Growth Portfolio	September 30, 2012
Schedule of Investments	(Unaudited)

Shares		Value
Consumer Staples (continued)
280	Tootsie Roll Industries, Inc.(a)	$7,554
340	TreeHouse Foods, Inc. †(a)	17,850
480	United Natural Foods, Inc. †(a)	28,056
600	USANA Health Sciences, Inc. †(a)	27,882
1,278	Vector Group, Ltd.(a)	21,200
390	WD-40 Co.(a)	20,530
		575,137
Energy — 2.8%
376	Alon USA Energy, Inc.	5,151
245	Berry Petroleum Co., Class A(a)	9,954
84	Contango Oil & Gas Co. †	4,128
815	Crosstex Energy, Inc.	11,434
622	CVR Energy, Inc. †	22,859
57	Dril-Quip, Inc. †	4,097
654	Energy XXI Bermuda, Ltd.(a)	22,857
1,813	Halcon Resources Corp. †(a)	13,289
1,670	ION Geophysical Corp. †(a)	11,590
1,160	Kodiak Oil & Gas Corp. †(a)	10,858
310	Oasis Petroleum, Inc. †	9,136
472	Rosetta Resources, Inc. †(a)	22,609
420	Targa Resources Corp.	21,143
1,505	TGC Industries, Inc. †	10,836
943	Western Refining, Inc.(a)	24,688
		204,629
Financials — 9.9%
450	American Assets Trust, Inc.	12,055
80	American Campus Communities, Inc.	3,510
210	American Safety Insurance Holdings, Ltd. †	3,925
563	Amtrust Financial Services, Inc.(a)	14,424
200	Apollo Residential Mortgage, Inc.(a)	4,408
153	Arrow Financial Corp.(a)	3,825
640	Bank of the Ozarks, Inc.(a)	22,061
2,259	BGC Partners, Inc., Class A	11,069
150	BofI Holding, Inc. †	3,907
460	Bridge Capital Holdings †(a)	7,112
2,084	CBL & Associates Properties, Inc.(a)	44,473
310	Coresite Realty Corp.	8,351
93	Credit Acceptance Corp. †	7,916
1,090	DFC Global Corp. †	18,693
236	Diamond Hill Investment Group, Inc.	18,096
896	Duff & Phelps Corp., Class A	12,195
230	DuPont Fabros Technology, Inc.(a)	5,808
230	Eagle Bancorp, Inc. †	3,846
100	EastGroup Properties, Inc.(a)	5,320
970	Employers Holdings, Inc.(a)	17,780
550	Encore Capital Group, Inc. †	15,543
510	Enterprise Financial Services Corp.(a)	6,936
230	Epoch Holding Corp.(a)	5,313
260	Extra Space Storage, Inc.	8,645
2,460	FelCor Lodging Trust, Inc. †(a)	11,660
230	First Cash Financial Services, Inc. †	10,582
380	First Financial Bankshares, Inc.(a)	13,691
2,840	Glimcher Realty Trust	30,019
1,280	Greenlight Capital Re, Ltd., Class A †	31,680
60	Gyrodyne Co. of America, Inc. †	6,518
220	Heritage Financial Group, Inc.	2,891
820	HFF, Inc., Class A †(a)	12,218
520	Highwoods Properties, Inc.	16,962
1,470	Investors Bancorp, Inc.	26,813
1,120	Investors Real Estate Trust	9,262
320	MarketAxess Holdings, Inc.	10,112
890	Meadowbrook Insurance Group, Inc.(a)	6,844
760	MicroFinancial, Inc.(a)	6,954
800	Montpelier Re Holdings, Ltd.(a)	17,704

Shares		Value
Financials (continued)
383	National Health Investors, Inc.(a)	$19,702
270	Navigators Group, Inc. (The) †	13,291
600	Netspend Holdings, Inc. †(a)	5,898
1,340	Omega Healthcare Investors, Inc.(a)	30,458
1,110	Oritani Financial Corp.	16,706
130	PS Business Parks, Inc.	8,687
420	S.Y. Bancorp, Inc.(a)	9,937
200	Saul Centers, Inc.	8,880
160	Sovran Self Storage, Inc.	9,256
3,870	Strategic Hotels & Resorts, Inc. †	23,259
605	SVB Financial Group †(a)	36,578
340	Taylor Capital Group, Inc. †(a)	5,821
170	Universal Health Realty Income Trust(a)	7,817
370	Westamerica Bancorporation(a)	17,408
539	World Acceptance Corp. †(a)	36,356
		729,175
Health Care — 21.9%
400	ABIOMED, Inc. †(a)	8,396
960	Accuray, Inc. †	6,797
1,249	Acorda Therapeutics, Inc. †(a)	31,987
600	Aegerion Pharmaceuticals, Inc. †	8,892
340	Affymax, Inc. †(a)	7,160
1,510	Agenus, Inc. †	6,961
298	Air Methods Corp. †(a)	35,572
885	Akorn, Inc. †(a)	11,700
940	Align Technology, Inc. †(a)	34,752
1,074	Alkermes PLC †(a)	22,285
260	Alnylam Pharmaceuticals, Inc. †(a)	4,885
1,120	AMN Healthcare Services, Inc. †(a)	11,267
260	Amsurg Corp., Class A †(a)	7,379
550	Anika Therapeutics, Inc. †	8,261
2,640	Arena Pharmaceuticals, Inc. †(a)	21,965
950	Arqule, Inc. †(a)	4,854
136	ArthroCare Corp. †(a)	4,406
444	athenahealth, Inc. †(a)	40,746
560	Auxilium Pharmaceuticals, Inc. †	13,698
626	Bio-Reference Labs, Inc. †(a)	17,891
1,300	BioScrip, Inc. †(a)	11,843
220	Cantel Medical Corp.(a)	5,958
556	Centene Corp. †	20,800
488	Cepheid, Inc. †(a)	16,841
4,730	Cerus Corp. †(a)	16,082
440	Chemed Corp.(a)	30,488
150	Computer Programs & Systems, Inc.(a)	8,332
567	Corvel Corp. †(a)	25,373
1,273	Cubist Pharmaceuticals, Inc. †(a)	60,697
1,970	Curis, Inc. †(a)	8,156
530	Cyberonics, Inc. †	27,783
510	Cynosure, Inc., Class A †(a)	13,454
1,300	Dendreon Corp. †(a)	6,279
1,359	Depomed, Inc. †(a)	8,032
1,820	Dusa Pharmaceuticals, Inc. †	12,358
2,100	Dynavax Technologies Corp. †(a)	9,996
342	Emergent Biosolutions, Inc. †	4,860
400	Emeritus Corp. †	8,376
340	Endologix, Inc. †(a)	4,699
770	Ensign Group, Inc. (The)	23,566
710	Exact Sciences Corp. †(a)	7,817
300	ExamWorks Group, Inc. †(a)	4,476
160	Genomic Health, Inc. †	5,550
378	Haemonetics Corp. †	30,316
1,420	Halozyme Therapeutics, Inc. †(a)	10,735
820	HealthSouth Corp. †(a)	19,729
80	HeartWare International, Inc. †(a)	7,559
532	HMS Holdings Corp. †(a)	17,785
180	ICU Medical, Inc. †(a)	10,886

Wilshire Mutual Funds, Inc.
Small Company Growth Portfolio	September 30, 2012
Schedule of Investments	(Unaudited)

Shares		Value
Health Care (continued)
2,110	Idenix Pharmaceuticals, Inc. †(a)	$9,643
1,410	ImmunoCellular Therapeutics, Ltd. †(a)	3,962
950	Immunogen, Inc. †(a)	13,870
1,250	Impax Laboratories, Inc. †(a)	32,437
250	Incyte Corp., Ltd. †(a)	4,512
570	Ironwood Pharmaceuticals, Inc., Class A †(a)	7,285
562	Jazz Pharmaceuticals PLC †(a)	32,040
220	LHC Group, Inc. †(a)	4,063
821	Medicines Co. (The) †(a)	21,190
168	Medicis Pharmaceutical Corp., Class A(a)	7,269
205	Medidata Solutions, Inc. †	8,508
280	Medivation, Inc. †(a)	15,781
620	Mediware Information Systems †	13,584
2,520	Metropolitan Health Networks, Inc. †	23,537
550	Molina Healthcare, Inc. †(a)	13,832
658	Momenta Pharmaceuticals, Inc. †	9,587
200	MWI Veterinary Supply, Inc. †(a)	21,336
790	Natus Medical, Inc. †	10,325
470	NuVasive, Inc. †	10,768
1,041	NxStage Medical, Inc. †(a)	13,752
908	Obagi Medical Products, Inc. †(a)	11,268
810	Omeros Corp. †(a)	7,614
821	Omnicell, Inc. †	11,412
950	Opko Health, Inc. †(a)	3,971
370	Optimer Pharmaceuticals, Inc. †(a)	5,224
490	Orthofix International NV †	21,927
960	Owens & Minor, Inc.(a)	28,685
1,350	Pain Therapeutics, Inc. †	6,817
830	PAREXEL International Corp. †(a)	25,531
6,040	PDL BioPharma, Inc.(a)	46,448
643	Pharmacyclics, Inc. †(a)	41,473
990	Pozen, Inc. †	6,564
780	Providence Service Corp. (The) †	10,132
175	PSS World Medical, Inc. †(a)	3,986
256	Quality Systems, Inc.(a)	4,749
1,245	Questcor Pharmaceuticals, Inc.(a)	23,032
2,210	Raptor Pharmaceutical Corp. †(a)	12,288
246	Salix Pharmaceuticals, Ltd. †(a)	10,416
810	Santarus, Inc. †(a)	7,193
2,580	Sciclone Pharmaceuticals, Inc. †	14,319
450	Seattle Genetics, Inc. †(a)	12,127
981	Select Medical Holdings Corp. †	11,017
1,226	Skilled Healthcare Group, Inc., Class A †(a)	7,883
1,894	Spectrum Pharmaceuticals, Inc. †(a)	22,160
1,959	Staar Surgical Co. †(a)	14,810
790	STERIS Corp.	28,021
1,090	Sucampo Pharmaceuticals, Inc., Class A †(a)	5,483
830	SurModics, Inc. †	16,783
290	Synageva BioPharma Corp. †	15,495
675	Team Health Holdings, Inc. †	18,313
230	Theravance, Inc. †(a)	5,959
1,920	Threshold Pharmaceuticals, Inc. †(a)	13,901
1,620	Trius Therapeutics, Inc. †	9,445
370	U.S. Physical Therapy, Inc.	10,223
390	Utah Medical Products, Inc.(a)	13,256
900	Vanda Pharmaceuticals, Inc. †	3,627
1,030	Ventrus Biosciences, Inc. †(a)	3,687
950	Vivus, Inc. †(a)	16,929
712	WellCare Health Plans, Inc. †	40,264
119	West Pharmaceutical Services, Inc.	6,315
		1,604,708
Industrials — 12.3%
566	3D Systems Corp. †(a)	18,593

Shares		Value
Industrials (continued)
280	Acacia Research Corp. †	$7,675
120	Acuity Brands, Inc.(a)	7,595
590	ADA-ES, Inc. †(a)	13,930
320	Advisory Board Co. (The) †(a)	15,306
993	Aircastle, Ltd.	11,251
890	Alaska Air Group, Inc. †	31,203
291	Allegiant Travel Co., Class A †	18,438
530	Applied Industrial Technologies, Inc.	21,958
460	Astronics Corp. †(a)	14,168
1,770	Avis Budget Group, Inc. †	27,222
520	Barrett Business Services, Inc.(a)	14,092
739	Beacon Roofing Supply, Inc. †(a)	21,062
830	CAI International, Inc. †(a)	17,032
960	Celadon Group, Inc.(a)	15,427
199	Chart Industries, Inc. †(a)	14,696
240	CLARCOR, Inc.(a)	10,711
692	Coleman Cable, Inc.(a)	6,671
475	CPI Aerostructures, Inc. †(a)	5,149
478	Deluxe Corp.(a)	14,608
180	Dollar Thrifty Automotive Group, Inc. †(a)	15,647
677	DXP Enterprises, Inc. †(a)	32,340
408	Echo Global Logistics, Inc. †(a)	6,997
370	Exponent, Inc. †(a)	21,123
270	Forward Air Corp.	8,211
340	H&E Equipment Services, Inc.(a)	4,121
683	HEICO Corp.	26,425
400	HNI Corp.	10,204
810	InnerWorkings, Inc. †(a)	10,546
678	Insperity, Inc.	17,106
1,280	Intersections, Inc.(a)	13,491
170	Kaman Corp.(a)	6,096
310	Knight Transportation, Inc.(a)	4,433
141	Middleby Corp. †	16,305
260	National Presto Industries, Inc.	18,949
885	Old Dominion Freight Line, Inc. †(a)	26,692
370	On Assignment, Inc. †	7,370
1,000	Pacer International, Inc. †	3,980
410	Park-Ohio Holdings Corp. †(a)	8,885
710	Patrick Industries, Inc. †	10,984
190	Portfolio Recovery Associates, Inc. †	19,842
330	Primoris Services Corp.	4,306
159	RBC Bearings, Inc. †	7,648
2,290	Republic Airways Holdings, Inc. †	10,603
520	Saia, Inc. †	10,473
472	Sauer-Danfoss, Inc.(a)	18,979
370	SeaCube Container Leasing, Ltd.(a)	6,938
430	Spirit Airlines, Inc. †	7,344
379	Sun Hydraulics Corp.(a)	10,070
980	Sypris Solutions, Inc.	6,997
1,376	TAL International Group, Inc.(a)	46,756
3,400	Taser International, Inc. †(a)	20,502
443	Tennant Co.	18,969
647	Textainer Group Holdings, Ltd.(a)	19,766
848	Titan International, Inc.(a)	14,976
601	Titan Machinery, Inc. †(a)	12,188
439	Trimas Corp. †	10,585
230	TrueBlue, Inc. †	3,616
2,470	US Airways Group, Inc. †(a)	25,836
400	USG Corp. †(a)	8,780
760	Wabash National Corp. †	5,419
256	Watsco, Inc.(a)	19,402
440	Werner Enterprises, Inc.	9,403
640	XPO Logistics, Inc. †(a)	7,833
		903,923

Wilshire Mutual Funds, Inc.
Small Company Growth Portfolio	September 30, 2012
Schedule of Investments	(Unaudited)

Shares		Value
Information Technology — 17.9%
1,098	ADTRAN, Inc.(a)	$18,973
379	Advent Software, Inc. †	9,312
341	Ancestry.com, Inc. †(a)	10,257
445	Angie's List, Inc. †(a)	4,708
459	Anixter International, Inc.(a)	26,374
250	Aruba Networks, Inc. †(a)	5,621
360	ATMI, Inc. †(a)	6,685
760	Blackbaud, Inc.	18,179
479	Cabot Microelectronics Corp.(a)	16,832
130	CACI International, Inc., Class A †(a)	6,733
1,960	CalAmp Corp. †	16,092
962	Cardtronics, Inc. †	28,648
390	Cass Information Systems, Inc.(a)	16,368
570	Ciena Corp. †(a)	7,752
757	Cirrus Logic, Inc. †(a)	29,061
296	Coherent, Inc. †	13,575
426	CommVault Systems, Inc. †(a)	25,006
300	Constant Contact, Inc. †(a)	5,220
743	CSG Systems International, Inc. †(a)	16,710
224	Cymer, Inc. †(a)	11,437
3,450	Datalink Corp. †(a)	28,566
410	DealerTrack Holdings, Inc. †	11,419
1,205	Dice Holdings, Inc. †(a)	10,146
480	Ellie Mae, Inc. †	13,070
1,370	Entegris, Inc. †	11,138
1,180	Exar Corp. †(a)	9,440
1,094	Fair Isaac Corp.	48,420
89	FARO Technologies, Inc. †(a)	3,677
545	FEI Co.	29,158
792	Forrester Research, Inc.(a)	22,786
2,940	Global Cash Access Holdings, Inc. †	23,667
340	Globecomm Systems, Inc. †(a)	3,791
390	GSI Group, Inc. †(a)	3,475
2,321	GT Advanced Technologies, Inc. †(a)	12,649
1,474	Heartland Payment Systems, Inc.(a)	46,696
121	Hittite Microwave Corp. †(a)	6,712
250	InterDigital, Inc.(a)	9,320
310	Ixia †	4,982
379	j2 Global, Inc.(a)	12,439
405	Jack Henry & Associates, Inc.(a)	15,350
210	Kenexa Corp. †	9,624
460	Key Tronic Corp. †	4,563
370	Liquidity Services, Inc. †(a)	18,578
160	Littelfuse, Inc.(a)	9,046
150	Loral Space & Communications, Inc.	10,665
571	Manhattan Associates, Inc. †	32,701
642	Market Leader, Inc. †(a)	4,301
580	MAXIMUS, Inc.	34,638
1,110	Mentor Graphics Corp. †	17,183
324	Microsemi Corp. †	6,503
120	MicroStrategy, Inc., Class A †	16,088
530	MTS Systems Corp.(a)	28,382
322	NETGEAR, Inc. †(a)	12,281
435	Netscout Systems, Inc. †	11,097
268	OpenTable, Inc. †	11,149
260	OSI Systems, Inc. †	20,238
660	Parametric Technology Corp. †	14,388
730	PDF Solutions, Inc. †	9,972
297	Plantronics, Inc.	10,493
1,205	Plexus Corp. †	36,499
2,675	PRGX Global, Inc. †	22,898
490	Procera Networks, Inc. †(a)	11,515
361	Progress Software Corp. †(a)	7,722
340	QLIK Technologies, Inc. †(a)	7,619
780	RealD, Inc. †(a)	6,973
596	ScanSource, Inc. †	19,084

Shares		Value
Information Technology (continued)
190	Sourcefire, Inc. †(a)	$9,316
270	Stamps.com, Inc. †(a)	6,248
120	Stratasys, Inc. †(a)	6,528
644	Synaptics, Inc. †(a)	15,469
239	Syntel, Inc.(a)	14,916
350	Take-Two Interactive Software, Inc. †(a)	3,651
490	Tangoe, Inc. †	6,434
700	TeleNav, Inc. †	4,179
1,224	TeleTech Holdings, Inc. †	20,869
1,630	Telular Corp.(a)	16,137
680	Tessco Technologies, Inc.	14,396
550	TNS, Inc. †	8,223
700	Tyler Technologies, Inc. †(a)	30,814
260	Ultimate Software Group, Inc. †	26,546
440	Unisys Corp. †	9,161
160	Universal Display Corp. †(a)	5,501
576	Veeco Instruments, Inc. †(a)	17,292
370	VirnetX Holding Corp. †(a)	9,409
780	Web.com Group, Inc. †(a)	14,001
887	Websense, Inc. †(a)	13,882
320	Wright Express Corp. †(a)	22,310
2,440	XO Group, Inc. †	20,374
2,670	Zix Corp. †	7,663
		1,317,963
Materials — 3.8%
324	AEP Industries, Inc. †(a)	19,631
230	American Vanguard Corp.(a)	8,004
900	Arabian American Development Co. †	8,811
200	Buckeye Technologies, Inc.	6,412
400	Chemtura Corp. †(a)	6,888
580	Coeur d'Alene Mines Corp. †	16,722
1,180	Flotek Industries, Inc. †	14,951
430	FutureFuel Corp.	5,207
150	Georgia Gulf Corp.(a)	5,433
320	Gold Resource Corp.(a)	6,864
280	Handy & Harman, Ltd. †	4,138
274	HB Fuller Co.	8,406
1,230	Headwaters, Inc. †	8,093
284	Innophos Holdings, Inc.	13,771
190	KMG Chemicals, Inc.	3,515
446	Koppers Holdings, Inc.	15,579
303	LSB Industries, Inc. †	13,293
486	Metals USA Holdings Corp. †	6,498
2,126	Myers Industries, Inc.(a)	33,208
680	Neenah Paper, Inc.	19,475
1,160	PH Glatfelter Co.(a)	20,660
430	Schweitzer-Mauduit International, Inc.	14,186
440	SunCoke Energy, Inc. †	7,093
230	TPC Group, Inc. †(a)	9,386
390	Wausau Paper Corp.	3,611
		279,835
Telecommunication Services — 0.9%
570	Boingo Wireless, Inc. †(a)	4,526
462	General Communication, Inc., Class A †(a)	4,527
690	HickoryTech Corp.	7,300
1,670	IDT Corp., Class B	17,151
630	Iridium Communications, Inc. †	4,612
508	Lumos Networks Corp.	3,993
1,290	Primus Telecommunications Group, Inc.(a)	19,698
		61,807
Utilities — 0.6%
160	American States Water Co.(a)	7,109
640	California Water Service Group(a)	11,936

Wilshire Mutual Funds, Inc.
Small Company Growth Portfolio	September 30, 2012
Schedule of Investments	(Unaudited)

Shares		Value
Utilities (continued)
200	Otter Tail Corp.(a)	$4,772
370	SJW Corp.	9,383
90	South Jersey Industries, Inc.(a)	4,764
490	York Water Co.(a)	8,986
		46,950
Total Common Stock
(Cost $6,292,202)		7,288,745

SHORT-TERM INVESTMENTS (c) — 51.7%
3,726,074	Northern Institutional Liquid Asset Portfolio, 0.010%(b)	3,726,074
71,148	Northern Trust Institutional Government Select Portfolio, 0.010%	71,148

Total Short-Term Investments
(Cost $3,797,222)		3,797,222

Total Investments — 150.9%
(Cost $10,089,424)‡		11,085,967
Other Assets & Liabilities, Net — (50.9)%		(3,738,090)
NET ASSETS — 100.0%		$7,347,877

†	Non-income producing security.
‡	At September 30, 2012, the tax basis cost of the Portfolio's investments was $10,089,424, and the unrealized appreciation and depreciation were $1,224,807 and $(228,264), respectively.
(a)	This security or a partial position of this security is on loan at September 30, 2012. The total market value of securities on loan at September 30, 2012 was $3,663,556.
(b)
This security was purchased with cash collateral held from securities on loan. The total value of such security at September 30, 2012 was $3,726,074.  Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $50,247.

(c)	Rate shown is the 7-day effective yield as of September 30, 2012.

Ltd. — Limited
PLC— Public Limited Company

As of September 30, 2012, all of the Portfolio's investments in securities were considered Level 1.  For the period ended September 30, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual and annual financial statements.

Wilshire Mutual Funds, Inc.
Small Company Value Portfolio	September 30, 2012
Schedule of Investments	(Unaudited)

Shares		Value

COMMON STOCK — 99.3%††
Consumer Discretionary — 16.6%
2,410	American Greetings Corp., Class A	$40,488
560	America's Car-Mart, Inc. †	25,463
2,175	Ameristar Casinos, Inc.	38,715
210	ANN, Inc. †	7,923
400	Arctic Cat, Inc. †	16,584
1,050	Asbury Automotive Group, Inc. †	29,347
1,900	Bassett Furniture Industries, Inc.	23,655
60	Biglari Holdings, Inc. †	21,903
1,223	Bob Evans Farms, Inc.	47,856
870	Body Central Corp. †	9,092
2,800	Boyd Gaming Corp. †	19,768
1,060	Bridgepoint Education, Inc. †	10,759
662	Cabela's, Inc. †	36,198
1,863	Carmike Cinemas, Inc. †	20,959
629	Cherokee, Inc.	9,158
500	Coinstar, Inc. †(a)	22,490
600	Collective Brands, Inc. †	13,026
560	Collectors Universe	7,857
413	Conn's, Inc. †	9,107
200	Core-Mark Holding Co., Inc.	9,622
675	Cracker Barrel Old Country Store, Inc.	45,299
1,220	CSS Industries, Inc.	25,071
2,510	Dana Holding Corp.	30,873
929	Delta Apparel, Inc. †	12,792
420	Destination Maternity Corp.	7,854
273	Dillard's, Inc., Class A	19,744
160	DineEquity, Inc. †	8,960
231	Domino's Pizza, Inc.	8,709
470	Ethan Allen Interiors, Inc.	10,302
480	Express, Inc. †	7,114
1,866	Finish Line, Inc. (The), Class A	42,433
1,240	Flexsteel Industries, Inc.	25,668
360	G-III Apparel Group, Ltd. †	12,924
670	Group 1 Automotive, Inc.	40,354
2,022	hhgregg, Inc. †(a)	13,952
400	Hibbett Sports, Inc. †	23,780
1,610	Hot Topic, Inc.	14,007
250	HSN, Inc.	12,263
1,320	Iconix Brand Group, Inc. †	24,077
460	JAKKS Pacific, Inc.	6,702
1,625	LeapFrog Enterprises, Inc., Class A †	14,657
1,100	Lifetime Brands, Inc.	13,101
820	Lithia Motors, Inc., Class A	27,314
2,550	Marcus Corp.	28,305
1,218	MarineMax, Inc. †	10,097
530	Marriott Vacations Worldwide Corp. †	19,091
210	MDC Holdings, Inc.	8,087
770	MDC Partners, Inc., Class A	9,502
682	Men's Wearhouse, Inc. (The)(a)	23,481
380	Movado Group, Inc.	12,814
762	Multimedia Games Holding Co., Inc. †	11,986
4,678	New York & Co., Inc. †	17,543
1,910	New York Times Co. (The), Class A †	18,642
3,350	Nexstar Broadcasting Group, Inc., Class A †	35,577
970	Penske Automotive Group, Inc.	29,187
1,260	Pier 1 Imports, Inc.	23,612
720	Pinnacle Entertainment, Inc. †	8,820
2,390	Reading International, Inc., Class A †	14,101
850	Red Robin Gourmet Burgers, Inc. †	27,676
1,000	Rent-A-Center, Inc., Class A	35,080
1,149	Saks, Inc. †(a)	11,846
1,767	Scholastic Corp.	56,155

Shares		Value
Consumer Discretionary (continued)
2,950	Sinclair Broadcast Group, Inc., Class A	$33,069
780	Skechers U.S.A., Inc., Class A †	15,912
2,170	Sonic Automotive, Inc., Class A	41,187
2,382	Spartan Motors, Inc.	11,910
1,020	Standard Motor Products, Inc.	18,789
620	Sturm Ruger & Co., Inc.(a)	30,684
1,290	Superior Industries International, Inc.	22,046
301	Tenneco, Inc. †	8,428
1,169	Unifi, Inc. †	14,987
770	Valassis Communications, Inc. †	19,011
2,260	VOXX International Corp., Class A †	16,905
900	West Marine, Inc. †	9,567
640	Winnebago Industries, Inc. †	8,083
1,310	Zagg, Inc. †	11,174
2,040	Zale Corp. †	14,076
620	Zumiez, Inc. †	17,193
		1,562,543
Consumer Staples — 4.8%
240	Andersons, Inc. (The)	9,038
1,320	Fresh Del Monte Produce, Inc.	33,792
1,210	Ingles Markets, Inc., Class A	19,784
1,300	John B. Sanfilippo & Son, Inc. †	16,926
670	Medifast, Inc. †	17,520
520	Nash Finch Co.	10,618
1,219	Nature's Sunshine Products, Inc.	19,918
200	Nu Skin Enterprises, Inc., Class A	7,766
3,450	Omega Protein Corp. †	23,667
4,387	Pantry, Inc. (The) †	63,831
2,690	Pilgrim's Pride Corp. †	13,746
2,322	Revlon, Inc., Class A †	35,852
6,070	Rite Aid Corp. †	7,102
799	Smart Balance, Inc. †	9,652
360	Snyders-Lance, Inc.	9,000
354	Susser Holdings Corp. †	12,804
366	TreeHouse Foods, Inc. †	19,215
880	Universal Corp.	44,810
940	USANA Health Sciences, Inc. †(a)	43,682
300	Weis Markets, Inc.	12,699
3,542	Westway Group, Inc. †	21,925
		453,347
Energy — 1.3%
404	Alon USA Energy, Inc.	5,535
2,150	Amyris, Inc. †	7,396
520	CVR Energy, Inc. †	19,110
699	Delek US Holdings, Inc.	17,818
883	Helix Energy Solutions Group, Inc. †	16,132
999	REX American Resources Corp. †	17,992
827	Vaalco Energy, Inc. †	7,071
1,275	Western Refining, Inc.	33,379
		124,433
Financials — 41.7%
1,350	Alterra Capital Holdings, Ltd.	32,319
6,399	American Equity Investment Life Holding Co.	74,420
1,016	American Safety Insurance Holdings, Ltd. †	18,989
470	Amerisafe, Inc. †	12,756
1,160	Anworth Mortgage Asset Corp.	7,888
8,650	Apollo Investment Corp. †	68,076
340	Argo Group International Holdings, Ltd.	11,013
790	Arlington Asset Investment Corp., Class A(a)	18,849
3,620	ARMOUR Residential REIT, Inc.	27,729
8,550	Ashford Hospitality Trust, Inc.	71,820

Wilshire Mutual Funds, Inc.
Small Company Value Portfolio	September 30, 2012
Schedule of Investments	(Unaudited)

Shares		Value
Financials (continued)
1,390	AV Homes, Inc. †	$20,628
5,387	Banco Latinoamericano de Comercio Exterior SA, Class E	118,999
237	Bank of Marin Bancorp	10,075
676	Bank of the Ozarks, Inc.	23,302
1,680	Banner Corp.	45,528
531	BofI Holding, Inc. †	13,833
6,906	Boston Private Financial Holdings, Inc.	66,229
6,869	Calamos Asset Management, Inc., Class A	79,955
1,870	Capstead Mortgage Corp.	25,226
1,466	Cathay General Bancorp	25,303
2,038	CBL & Associates Properties, Inc.	43,491
7,090	Cedar Realty Trust, Inc.	37,435
1,507	Centerstate Banks, Inc.	13,442
1,891	Chemical Financial Corp.	45,762
4,154	CNO Financial Group, Inc.	40,086
396	Colonial Properties Trust	8,336
1,381	Community Bank System, Inc.	38,930
1,490	Cousins Properties, Inc.	11,831
600	CYS Investments, Inc.	8,454
7,910	Doral Financial Corp. †	7,441
1,703	DuPont Fabros Technology, Inc.	43,001
970	Dynex Capital, Inc.	10,427
900	Eagle Bancorp, Inc. †	15,048
910	Employers Holdings, Inc.	16,680
1,329	Entertainment Properties Trust	59,047
3,094	Equity One, Inc.	65,160
1,519	FBL Financial Group, Inc., Class A	50,431
410	First American Financial Corp.	8,885
3,260	First BanCorp †	14,409
10,726	First Busey Corp.	52,343
245	First Citizens BancShares, Inc., Class A	39,910
11,715	First Commonwealth Financial Corp.	82,591
1,617	First Financial Bancorp	27,343
1,149	First Financial Bankshares, Inc.	41,398
2,721	First Financial Holdings, Inc.	35,346
2,070	First Industrial Realty Trust, Inc. †	27,200
4,200	First Marblehead Corp. (The) †	4,410
3,961	FirstMerit Corp.	58,346
3,947	FNB Corp.	44,246
830	Fox Chase Bancorp, Inc.	12,965
1,770	FXCM, Inc., Class A	16,904
570	Getty Realty Corp.	10,231
1,491	Glacier Bancorp, Inc.	23,230
3,295	Gladstone Capital Corp.	28,831
940	Global Indemnity PLC, Class A †	20,567
630	Greenlight Capital Re, Ltd., Class A †	15,592
5,150	Hanmi Financial Corp. †	65,971
640	Hatteras Financial Corp.	18,042
1,516	Highwoods Properties, Inc.	49,452
596	Horace Mann Educators Corp.	10,794
1,032	Hudson Valley Holding Corp.	17,596
339	Infinity Property & Casualty Corp.	20,472
2,880	Inland Real Estate Corp.	23,760
1,040	Interactive Brokers Group, Inc., Class A	14,581
1,070	Invesco Mortgage Capital, Inc.	21,539
7,050	iStar Financial, Inc. †	58,374
809	Kaiser Federal Financial Group, Inc.	12,208
990	KCAP Financial, Inc.	9,167
770	Lakeland Financial Corp.	21,252
2,558	Lexington Realty Trust	24,710
757	LTC Properties, Inc.	24,110
5,348	Maiden Holdings, Ltd.	47,544
400	Marlin Business Services Corp.	8,484
4,560	MB Financial, Inc.	90,060
Shares		Value
Financials (continued)
2,956	Meadowbrook Insurance Group, Inc.	$22,732
970	Medallion Financial Corp.	11,455
1,146	Medical Properties Trust, Inc.	11,976
740	Mercantile Bank Corp. †	12,684
830	MetroCorp Bancshares, Inc. †	8,790
3,977	MFA Financial, Inc.	33,805
1,220	Montpelier Re Holdings, Ltd.	26,999
1,730	MVC Capital, Inc.	22,144
200	National Health Investors, Inc.	10,288
9,594	National Penn Bancshares, Inc.	87,401
226	National Retail Properties, Inc.(a)	6,893
200	National Western Life Insurance Co., Class A	28,650
300	Navigators Group, Inc. (The) †	14,767
1,017	NBT Bancorp, Inc.	22,445
1,042	Nelnet, Inc., Class A	24,737
760	New Mountain Finance Corp. †	11,263
2,750	NGP Capital Resources Co.	20,515
8,320	NorthStar Realty Finance Corp.	52,915
520	OceanFirst Financial Corp.	7,628
1,699	Old National Bancorp	23,123
950	One Liberty Properties, Inc.	17,718
807	Oppenheimer Holdings, Inc., Class A	12,872
1,541	Oritani Financial Corp.	23,192
250	Pacific Capital Bancorp †	11,475
1,730	Pacific Continental Corp.	15,449
1,290	Parkway Properties, Inc.	17,247
1,990	Pennsylvania Real Estate Investment Trust	31,561
1,311	PHH Corp. †	26,679
626	Phoenix Cos., Inc. (The) †	19,199
760	Pinnacle Financial Partners, Inc. †	14,683
280	Platinum Underwriters Holdings, Ltd.	11,444
760	Primerica †	21,766
910	PrivateBancorp, Inc., Class A	14,551
203	ProAssurance Corp.	18,359
1,661	Provident Financial Services, Inc.	26,227
1,016	Pzena Investment Management, Inc., Class A	5,293
3,900	Radian Group, Inc.	16,926
7,200	RAIT Financial Trust	37,800
1,991	Redwood Trust, Inc.	28,790
2,239	Republic Bancorp, Inc., Class A	49,146
640	Retail Opportunity Investments Corp.(a)	8,237
342	RLI Corp.	22,798
990	RLJ Lodging Trust	18,721
1,210	Rockville Financial, Inc.	14,823
754	S&T Bancorp, Inc.	13,278
2,691	Safeguard Scientifics, Inc. †	42,222
3,089	SeaBright Holdings, Inc.	33,979
1,050	SI Financial Group, Inc.	12,306
540	Simmons First National Corp., Class A	13,152
440	Solar Capital, Ltd.	10,085
3,370	Southwest Bancorp, Inc. †	36,564
450	Sovran Self Storage, Inc.	26,033
720	Starwood Property Trust, Inc.	16,754
820	Sterling Financial Corp.	18,261
1,520	Strategic Hotels & Resorts, Inc. †	9,135
4,525	Susquehanna Bancshares, Inc.	47,332
726	SVB Financial Group †	43,894
1,700	Symetra Financial Corp.	20,910
820	Trico Bancshares	13,555
2,902	TrustCo Bank Corp.	16,599
1,990	Two Harbors Investment Corp.	23,383
1,151	Union First Market Bankshares Corp.	17,910

Wilshire Mutual Funds, Inc.
Small Company Value Portfolio	September 30, 2012
Schedule of Investments	(Unaudited)

Shares		Value
Financials (continued)
1,080	United Community Banks, Inc. †	$9,061
577	United Fire Group, Inc.	14,494
300	Walter Investment Management Corp. †	11,103
4,869	Webster Financial Corp.	115,395
2,180	Western Alliance Bancorp †	22,236
		3,924,609
Health Care — 8.2%
3,290	Affymetrix, Inc. †	14,246
1,180	Amedisys, Inc. †	16,296
717	Amsurg Corp., Class A †	20,348
610	AngioDynamics, Inc. †	7,442
2,610	Assisted Living Concepts, Inc., Class A	19,914
271	Centene Corp. †	10,138
404	Chemed Corp.	27,993
570	CONMED Corp.	16,245
1,160	Derma Sciences, Inc. †	12,040
592	Emergent Biosolutions, Inc. †	8,412
2,670	Five Star Quality Care, Inc. †	13,644
1,668	HealthSouth Corp. †	40,132
400	Hi-Tech Pharmacal Co., Inc. †	13,244
810	Kindred Healthcare, Inc. †	9,218
1,573	Magellan Health Services, Inc. †	81,183
7,960	Maxygen, Inc.	21,015
1,199	Molina Healthcare, Inc. †	30,155
270	National Healthcare Corp.	12,890
921	Owens & Minor, Inc.	27,519
5,922	PDL BioPharma, Inc.	45,540
2,100	PharMerica Corp. †	26,586
474	Quality Systems, Inc.	8,793
644	Questcor Pharmaceuticals, Inc.(a)	11,914
5,100	RTI Biologics, Inc. †	21,267
2,530	Sciclone Pharmaceuticals, Inc. †	14,042
2,657	Select Medical Holdings Corp. †	29,838
1,544	Skilled Healthcare Group, Inc., Class A †	9,928
1,090	Spectrum Pharmaceuticals, Inc. †(a)	12,753
1,560	Sun Healthcare Group, Inc. †	13,205
840	SurModics, Inc. †	16,985
640	Team Health Holdings, Inc. †	17,363
1,300	Threshold Pharmaceuticals, Inc. †	9,412
2,120	Transcept Pharmaceuticals, Inc. †	11,257
690	Triple-S Management Corp., Class B †	14,421
3,470	Universal American Corp. †	32,063
1,680	ViroPharma, Inc. †	50,770
460	WellCare Health Plans, Inc. †	26,013
		774,224
Industrials — 9.1%
590	ADA-ES, Inc. †	13,930
9,669	Aircastle, Ltd.	109,550
503	Albany International Corp., Class A	11,051
330	Allegiant Travel Co., Class A †	20,909
164	American Science & Engineering, Inc.	10,760
220	Atlas Air Worldwide Holdings, Inc. †	11,359
1,146	Belden, Inc.	42,265
391	Brady Corp., Class A	11,448
2,099	Briggs & Stratton Corp.	39,188
739	Deluxe Corp.	22,584
270	Dollar Thrifty Automotive Group, Inc. †	23,471
665	DXP Enterprises, Inc. †	31,767
308	EMCOR Group, Inc.	8,790
1,136	Encore Wire Corp.	33,239
971	Great Lakes Dredge & Dock Corp.	7,477
710	HEICO Corp.	27,470
1,180	Intersections, Inc.	12,437
474	Kaman Corp.	16,997

Shares		Value
Industrials (continued)
1,915	Kelly Services, Inc., Class A	$24,129
819	MasTec, Inc. †	16,134
554	Michael Baker Corp. †	13,219
2,787	Miller Industries, Inc.	44,731
419	Mueller Industries, Inc.	19,052
100	National Presto Industries, Inc.(a)	7,288
1,160	NN, Inc. †	9,849
3,185	Republic Airways Holdings, Inc. †	14,746
1,099	Rush Enterprises, Inc., Class A †	21,167
400	Saia, Inc. †	8,056
2,870	SeaCube Container Leasing, Ltd.	53,812
419	Simpson Manufacturing Co., Inc.	11,992
2,961	SkyWest, Inc.	30,587
1,068	TAL International Group, Inc.	36,291
472	Tennant Co.	20,211
360	Titan Machinery, Inc. †	7,301
602	UniFirst Corp.	40,207
2,070	Willis Lease Finance Corp. †	25,544
		859,008
Information Technology — 6.8%
1,726	Acxiom Corp. †	31,534
1,870	Advanced Energy Industries, Inc. †	23,038
589	Anixter International, Inc.	33,844
310	Black Box Corp.	7,908
309	Blackbaud, Inc.	7,391
434	CACI International, Inc., Class A †	22,477
356	Coherent, Inc. †	16,326
1,500	Comtech Telecommunications Corp.	41,460
2,110	Datalink Corp. †	17,471
1,400	EarthLink, Inc.	9,968
2,930	Entegris, Inc. †	23,821
833	First Solar, Inc. †(a)	18,447
1,658	GT Advanced Technologies, Inc. †	9,036
1,989	Insight Enterprises, Inc. †	34,768
720	Key Tronic Corp. †	7,142
663	Mantech International Corp., Class A	15,912
410	MKS Instruments, Inc.	10,451
686	Monotype Imaging Holdings, Inc.	10,695
341	MTS Systems Corp.	18,260
450	NETGEAR, Inc. †	17,163
854	OmniVision Technologies, Inc. †	11,918
2,612	Photronics, Inc. †	14,027
229	Plantronics, Inc.	8,090
400	Plexus Corp. †	12,116
2,507	Richardson Electronics, Ltd.	29,758
1,130	Sanmina-SCI Corp. †	9,594
1,778	ScanSource, Inc. †	56,931
810	Tessco Technologies, Inc.	17,148
4,623	United Online, Inc.	25,519
509	ValueClick, Inc. †	8,750
568	Veeco Instruments, Inc. †(a)	17,051
6,798	Westell Technologies, Inc., Class A †	14,548
4,668	XO Group, Inc. †	38,978
		641,540
Materials — 4.6%
1,818	Coeur d'Alene Mines Corp. †	52,413
2,450	FutureFuel Corp.	29,669
490	Georgia Gulf Corp.	17,748
519	HB Fuller Co.	15,923
185	Innophos Holdings, Inc.	8,971
400	Kaiser Aluminum Corp.	23,356
1,001	Koppers Holdings, Inc.	34,965
340	Minerals Technologies, Inc.	24,116
2,084	Myers Industries, Inc.	32,552

Wilshire Mutual Funds, Inc.
Small Company Value Portfolio	September 30, 2012
Schedule of Investments	(Unaudited)

Shares		Value
Materials (continued)
1,386	Olympic Steel, Inc.	$23,396
1,611	PH Glatfelter Co.	28,692
480	PolyOne Corp.	7,953
5,290	Revett Minerals, Inc. †	18,832
400	Schweitzer-Mauduit International, Inc.	13,196
1,721	Sensient Technologies Corp.	63,264
220	TPC Group, Inc. †	8,978
730	UFP Technologies, Inc. †	12,841
320	Universal Stainless & Alloy †	11,888
		428,753
Telecommunication Services — 0.8%
1,420	IDT Corp., Class B	14,584
678	Primus Telecommunications Group, Inc.	10,353
4,574	USA Mobility, Inc.	54,293
		79,230
Utilities — 5.4%
450	ALLETE, Inc.	18,783
200	American States Water Co.	8,886
550	Artesian Resources Corp., Class A	12,777
720	Avista Corp.	18,533
670	Black Hills Corp.	23,832
560	California Water Service Group	10,444
257	CH Energy Group, Inc.	16,759
710	Cleco Corp.	29,806
660	El Paso Electric Co.	22,605
410	Empire District Electric Co. (The)	8,836
360	IDACORP, Inc.	15,577
330	Laclede Group, Inc. (The)	14,190
952	MGE Energy, Inc.	50,446
740	Middlesex Water Co.	14,178
220	New Jersey Resources Corp.	10,059
280	Northwest Natural Gas Co.	13,787
380	NorthWestern Corp.	13,767
1,110	Ormat Technologies, Inc.	20,812
436	Otter Tail Corp.	10,403
380	Piedmont Natural Gas Co., Inc.	12,342
1,250	PNM Resources, Inc.	26,288
1,170	Portland General Electric Co.	31,637
330	SJW Corp.	8,369
510	Southwest Gas Corp.	22,542
440	UIL Holdings Corp.	15,778
620	UNS Energy Corp.	25,953
660	WGL Holdings, Inc.	26,565
		503,954
Total Common Stock
(Cost $8,163,658)		9,351,641

SHORT-TERM INVESTMENT (b) — 0.7%
65,531	Northern Trust Institutional Government Select Portfolio, 0.010% (Cost $65,531)	65,531

Total Investments — 100.0%
(Cost $8,229,189)‡		9,417,172
Other Assets & Liabilities, Net — 0.00%		(2,507)
NET ASSETS — 100.0%		$9,414,665

†	Non-income producing security.
††	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
‡	At September 30, 2012, the tax basis cost of the Portfolio's investments was $8,229,189, and the unrealized appreciation and depreciation were $1,461,902 and $(273,919), respectively.
(a)
This security or a partial position of this security is on loan at September 30, 2012. The total market value of securities on loan at September 30, 2012 was $209,417.  Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $218,382.

(b)	Rate shown is the 7-day effective yield as of September 30, 2012.

Ltd. — Limited
PLC— Public Limited Company
REIT — Real Estate Investment Trust

As of September 30, 2012, all of the Portfolio's investments in securities were considered Level 1.  For the period ended September 30, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual and annual financial statements.

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	September 30, 2012
Schedule of Investments	(Unaudited)

Shares		Value

COMMON STOCK — 99.9%
Consumer Discretionary — 11.8%
300	1-800-Flowers.com, Inc., Class A †(a)	$1,119
975	Aaron's, Inc.	27,115
900	Abercrombie & Fitch Co., Class A(a)	30,528
300	Acme United Corp.(a)	3,546
800	Advance Auto Parts, Inc.	54,752
850	Aeropostale, Inc. †	11,500
100	AFC Enterprises, Inc. †(a)	2,460
90	AH Belo Corp., Class A	435
200	Aldila, Inc. †	460
3,880	Amazon.com, Inc. †	986,762
400	Ambassadors Group, Inc.	2,160
656	AMC Networks, Inc., Class A †	28,549
3,500	American Apparel, Inc. †(a)	5,390
1,400	American Axle & Manufacturing Holdings, Inc. †	15,778
2,625	American Eagle Outfitters, Inc.	55,335
450	American Greetings Corp., Class A(a)	7,560
100	Ameristar Casinos, Inc.	1,780
964	ANN, Inc. †	36,372
1,350	Apollo Group, Inc., Class A †(a)	39,217
300	Arbitron, Inc.	11,370
1,128	Ascena Retail Group, Inc. †	24,196
200	Ascent Capital Group, Inc., Class A †	10,802
1,017	Autoliv, Inc.(a)	63,023
1,250	AutoNation, Inc. †(a)	54,587
406	AutoZone, Inc. †	150,086
500	Bally Technologies, Inc. †(a)	24,695
1,000	Beazer Homes USA, Inc. †(a)	3,550
1,400	bebe stores, Inc.(a)	6,720
1,925	Bed Bath & Beyond, Inc. †	121,275
950	Belo Corp., Class A(a)	7,438
3,400	Best Buy Co., Inc.(a)	58,446
200	Big 5 Sporting Goods Corp.	1,990
500	Big Lots, Inc. †	14,790
40	Biglari Holdings, Inc. †(a)	14,602
250	Blue Nile, Inc. †	9,272
300	Bluegreen Corp. †	1,884
224	Blyth, Inc.(a)	5,822
400	Bon-Ton Stores, Inc. (The)(a)	3,800
100	Books-A-Million, Inc., Class A †	293
1,280	BorgWarner, Inc. †	88,461
2,000	Boyd Gaming Corp. †(a)	14,120
1,000	Bravo Brio Restaurant Group, Inc. †	14,550
500	Bridgepoint Education, Inc. †(a)	5,075
775	Brinker International, Inc.	27,357
764	Brookfield Residential Properties, Inc. †(a)	10,681
500	Brunswick Corp.	11,315
500	Cabela's, Inc. †	27,340
2,625	Cablevision Systems Corp., Class A(a)	41,606
200	Cache, Inc. †	634
500	Callaway Golf Co.(a)	3,070
500	Career Education Corp. †	1,885
900	Caribou Coffee Co., Inc. †	12,357
1,755	CarMax, Inc. †	49,666
3,200	Carnival Corp.	116,608
850	Carter's, Inc. †	45,764
6,483	CBS Corp., Class B	235,527
362	Charles & Colvard, Ltd. †	1,307
700	Charter Communications, Inc., Class A †	52,549
600	Cheesecake Factory, Inc. (The)(a)	21,450
2,450	Chico's FAS, Inc.	44,369
200	Children's Place Retail Stores, Inc. (The) †	12,000
300	Chipotle Mexican Grill, Inc., Class A †(a)	95,262
800	Cinemark Holdings, Inc.	17,944

Shares		Value
Consumer Discretionary (continued)
50	Citi Trends, Inc. †	$628
1,000	Clear Channel Outdoor Holdings, Inc., Class A(a)	5,980
3,500	Coach, Inc.	196,070
100	Cobra Electronics Corp. †	507
200	Coinstar, Inc. †(a)	8,996
1,450	Coldwater Creek, Inc. †	1,204
550	Collective Brands, Inc. †(a)	11,941
110	Collectors Universe	1,543
200	Columbia Sportswear Co.(a)	10,800
22,271	Comcast Corp., Class A	796,634
500	Conn's, Inc. †(a)	11,025
1,000	Cooper Tire & Rubber Co.	19,180
2,450	Corinthian Colleges, Inc. †(a)	5,831
1,200	Crocs, Inc. †	19,452
6,200	Crown Media Holdings, Inc., Class A †(a)	10,354
50	CSS Industries, Inc.	1,027
300	Cumulus Media, Inc., Class A †(a)	822
1,500	Dana Holding Corp.	18,450
1,500	Darden Restaurants, Inc.	83,625
450	Deckers Outdoor Corp. †(a)	16,488
775	DeVry, Inc.(a)	17,639
5	Dial Global, Inc. †(a)	14
1,002	Dick's Sporting Goods, Inc.(a)	51,954
100	Dillard's, Inc., Class A	7,232
6,008	DIRECTV †	315,180
1,600	Discovery Communications, Inc., Class A †	95,408
2,025	DISH Network Corp., Class A	61,985
100	Dixie Group, Inc. (The) †	363
1,000	Dollar General Corp. †	51,540
2,550	Dollar Tree, Inc. †	123,101
650	Domino's Pizza, Inc.(a)	24,505
650	Dover Downs Gaming & Entertainment, Inc.	1,618
2,623	DR Horton, Inc.(a)	54,139
1,200	DreamWorks Animation SKG, Inc., Class A †(a)	23,076
642	Education Management Corp. †(a)	1,997
219	Emmis Communications Corp., Class A †(a)	440
100	Empire Resorts, Inc. †(a)	166
250	Entercom Communications Corp., Class A †(a)	1,715
100	Entravision Communications Corp., Class A(a)	134
1,366	EW Scripps Co. (The), Class A †(a)	14,548
1,057	Expedia, Inc.(a)	61,137
1,000	Express, Inc. †	14,820
1,200	Family Dollar Stores, Inc.	79,560
200	Famous Dave's of America, Inc. †(a)	1,904
1,500	Federal-Mogul Corp. †	13,725
800	Fifth & Pacific Cos., Inc. †(a)	10,224
100	Finish Line, Inc. (The), Class A	2,274
1,900	Foot Locker, Inc.	67,450
40,485	Ford Motor Co.	399,182
300	Forward Industries, Inc. †(a)	351
600	Fossil, Inc. †	50,820
700	Fred's, Inc., Class A(a)	9,961
200	Furniture Brands International, Inc. †(a)	290
600	Gaiam, Inc., Class A †(a)	2,094
1,625	GameStop Corp., Class A(a)	34,125
600	Gaming Partners International Corp.	3,810
2,800	Gannett Co., Inc.	49,700
4,400	Gap, Inc. (The)	157,432
9,050	General Motors Co. †(a)	205,888
275	Genesco, Inc. †	18,351

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	September 30, 2012
Schedule of Investments	(Unaudited)

Shares		Value
Consumer Discretionary (continued)
2,010	Gentex Corp.(a)	$34,190
1,900	Genuine Parts Co.(a)	115,957
300	GNC Holdings, Inc., Class A(a)	11,691
1,875	Goodyear Tire & Rubber Co. (The) †	22,856
500	Grand Canyon Education, Inc. †	11,765
1,000	Gray Television, Inc. †	2,280
200	Group 1 Automotive, Inc.(a)	12,046
400	Guess, Inc.(a)	10,168
3,760	H&R Block, Inc.	65,161
696	Hanesbrands, Inc. †	22,188
2,475	Harley-Davidson, Inc.	104,866
600	Harman International Industries, Inc.	27,696
1,000	Harte-Hanks, Inc.(a)	6,930
1,300	Hasbro, Inc.(a)	49,621
200	Helen of Troy, Ltd. †	6,366
500	hhgregg, Inc. †(a)	3,450
200	Hibbett Sports, Inc. †(a)	11,890
300	Hillenbrand, Inc.	5,457
14,395	Home Depot, Inc. (The)	869,026
200	Hooker Furniture Corp.(a)	2,598
100	Hot Topic, Inc.	870
1,000	Hovnanian Enterprises, Inc., Class A †(a)	3,460
743	HSN, Inc.	36,444
600	Hyatt Hotels Corp., Class A †	24,090
450	Iconix Brand Group, Inc. †(a)	8,208
3,450	International Game Technology	45,161
237	International Speedway Corp., Class A	6,724
5,372	Interpublic Group of Cos., Inc. (The)	59,737
743	Interval Leisure Group, Inc.	14,065
340	ITT Educational Services, Inc. †(a)	10,958
2,292	J.C. Penney Co., Inc.(a)	55,673
1,000	Jack in the Box, Inc. †	28,110
1,000	Jarden Corp.	52,840
500	John Wiley & Sons, Inc., Class A	22,975
7,450	Johnson Controls, Inc.	204,130
378	Jones Group, Inc. (The)(a)	4,865
300	Jos. A Bank Clothiers, Inc. †(a)	14,544
600	Journal Communications, Inc., Class A †	3,120
300	K12, Inc. †(a)	6,060
800	KB Home(a)	11,480
200	Kid Brands, Inc. †	306
2,400	Kohl's Corp.	122,928
300	Krispy Kreme Doughnuts, Inc. †(a)	2,379
550	K-Swiss, Inc., Class A †(a)	1,886
200	Lakes Entertainment, Inc. †	426
500	Lamar Advertising Co., Class A †(a)	18,530
5,600	Las Vegas Sands Corp.	259,672
200	La-Z-Boy, Inc. †	2,926
100	LeapFrog Enterprises, Inc., Class A †(a)	902
1,183	Lear Corp.	44,706
500	Learning Tree International, Inc. †(a)	2,545
750	Lee Enterprises, Inc. †	1,110
1,410	Leggett & Platt, Inc.(a)	35,320
1,200	Lennar Corp., Class A(a)	41,724
1,000	Libbey, Inc. †	15,780
1,351	Liberty Global, Inc., Class A †	82,073
4,600	Liberty Interactive Corp., Class A †	85,100
1,177	Liberty Media Corp. - Liberty Capital, Class A †	122,608
230	Liberty Ventures, Ser A †	11,417
200	Life Time Fitness, Inc. †(a)	9,148
700	Lifetime Brands, Inc.	8,337
200	LIN TV Corp., Class A †	880
200	Lincoln Educational Services Corp.(a)	840
2,537	Live Nation Entertainment, Inc. †	21,844
3,600	LKQ Corp. †	66,600
13,331	Lowe's Cos., Inc.	403,129

Shares		Value
Consumer Discretionary (continued)
2,540	Ltd. Brands, Inc.	$125,120
4,798	Macy's, Inc.	180,501
881	Madison Square Garden, Inc. (The), Class A †	35,478
100	Marcus Corp.	1,110
700	Marine Products Corp.	4,172
2,577	Marriott International, Inc., Class A(a)	100,761
257	Marriott Vacations Worldwide Corp. †	9,257
3,100	Martha Stewart Living Omnimedia, Class A(a)	9,517
3,730	Mattel, Inc.	132,340
100	Matthews International Corp., Class A	2,982
496	McClatchy Co. (The), Class A †(a)	1,106
11,690	McDonald's Corp.	1,072,558
3,200	McGraw-Hill Cos., Inc. (The)	174,688
271	MDC Holdings, Inc.	10,436
500	Media General, Inc., Class A †(a)	2,590
500	Meritage Homes Corp. †	19,015
4,200	MGM Resorts International †	45,150
577	Mohawk Industries, Inc. †	46,172
1,600	Monarch Casino & Resort, Inc. †	13,936
150	Morgans Hotel Group Co. †(a)	963
700	MTR Gaming Group, Inc. †	2,947
591	Multimedia Games Holding Co., Inc. †	9,296
500	National CineMedia, Inc.(a)	8,185
50	Nautilus, Inc. †	131
100	Navarre Corp. †	156
600	Netflix, Inc. †(a)	32,664
1,300	New York & Co., Inc. †	4,875
2,100	New York Times Co. (The), Class A †(a)	20,496
2,926	Newell Rubbermaid, Inc.	55,857
14,813	News Corp., Class A	363,363
200	Nexstar Broadcasting Group, Inc., Class A †(a)	2,124
3,940	NIKE, Inc., Class B	373,945
2,000	Nordstrom, Inc.(a)	110,360
60	NVR, Inc. †(a)	50,670
5,525	Office Depot, Inc. †(a)	14,144
1,100	OfficeMax, Inc.(a)	8,591
3,125	Omnicom Group, Inc.	161,125
2,900	Orbitz Worldwide, Inc. †	7,395
41	Orchard Supply Hardware Stores Corp., Class A †	594
1,360	O'Reilly Automotive, Inc. †	113,723
650	Orleans Homebuilders, Inc. † (e)	—
500	Outdoor Channel Holdings, Inc.(a)	3,640
300	Overstock.com, Inc. †(a)	3,108
50	Oxford Industries, Inc.(a)	2,823
200	Pacific Sunwear of California, Inc. †(a)	500
300	Panera Bread Co., Class A †	51,267
700	Penn National Gaming, Inc. †	30,170
400	Penske Automotive Group, Inc.(a)	12,036
1,500	Pep Boys-Manny Moe & Jack (The)(a)	15,270
100	Perry Ellis International, Inc. †(a)	2,205
1,250	PetSmart, Inc.(a)	86,225
1,900	Pier 1 Imports, Inc.(a)	35,606
800	Pinnacle Entertainment, Inc. †(a)	9,800
600	Polaris Industries, Inc.	48,522
275	Premier Exhibitions, Inc. †	652
560	priceline.com, Inc. †	346,489
3,840	PulteGroup, Inc. †	59,520
600	PVH Corp.	56,232
50	Quiksilver, Inc. †(a)	166
1,850	RadioShack Corp.(a)	4,403
565	Ralph Lauren Corp., Class A	85,445
1,000	ReachLocal, Inc. †	12,540
600	Regal Entertainment Group, Class A(a)	8,442

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	September 30, 2012
Schedule of Investments	(Unaudited)

Shares		Value
Consumer Discretionary (continued)
200	Regis Corp.(a)	$3,676
250	Rent-A-Center, Inc., Class A	8,770
1,500	Rick's Cabaret International, Inc. †	12,420
100	Rocky Brands, Inc. †	1,155
2,075	Ross Stores, Inc.	134,045
1,625	Royal Caribbean Cruises, Ltd.	49,091
500	Ruby Tuesday, Inc. †	3,625
500	Ryland Group, Inc. (The)(a)	15,000
1,800	Saks, Inc. †(a)	18,558
100	Salem Communications Corp., Class A(a)	524
1,000	Sally Beauty Holdings, Inc. †	25,090
400	School Specialty, Inc. †(a)	920
1,500	Scientific Games Corp., Class A †	12,405
900	Scripps Networks Interactive, Inc., Class A	55,107
200	Sealy Corp. †(a)	436
925	Sears Holdings Corp. †(a)	51,328
188	Select Comfort Corp. †(a)	5,931
2,675	Service Corp. International	36,005
600	Shoe Carnival, Inc.	14,118
100	Shuffle Master, Inc. †	1,581
776	Signet Jewelers, Ltd.(a)	37,838
900	Sinclair Broadcast Group, Inc., Class A(a)	10,089
48,100	Sirius XM Radio, Inc. †	125,060
1,000	Sonic Automotive, Inc., Class A(a)	18,980
800	Sonic Corp. †	8,216
603	Sotheby's	18,995
75	Spartan Motors, Inc.	375
400	Speedway Motorsports, Inc.(a)	6,160
552	Stage Stores, Inc.	11,625
1,892	Stanley Black & Decker, Inc.	144,265
200	Stanley Furniture Co., Inc. †	974
8,075	Staples, Inc.(a)	93,024
8,100	Starbucks Corp.	411,075
1,973	Starwood Hotels & Resorts Worldwide, Inc.	114,355
100	Steinway Musical Instruments, Inc. †	2,436
900	Stewart Enterprises, Inc., Class A(a)	7,556
150	Superior Industries International, Inc.	2,564
600	Systemax, Inc. †(a)	7,086
6,825	Target Corp.	433,183
700	Tempur-Pedic International, Inc. †	20,923
450	Tenneco, Inc. †	12,600
380	Tesla Motors, Inc. †(a)	11,126
1,000	Texas Roadhouse, Inc., Class A	17,100
500	Thor Industries, Inc.(a)	18,160
1,235	Tiffany & Co.	76,422
3,016	Time Warner Cable, Inc., Class A	286,701
10,183	Time Warner, Inc.	461,595
7,475	TJX Cos., Inc.	334,805
1,600	Toll Brothers, Inc. †	53,168
800	Tractor Supply Co.	79,112
200	Trans World Entertainment Corp. †	728
1,300	Trinity Place Holdings, Inc. †(a)	4,485
1,057	TripAdvisor, Inc. †(a)	34,807
300	True Religion Apparel, Inc.(a)	6,399
1,000	TRW Automotive Holdings Corp. †	43,710
200	Tuesday Morning Corp. †	1,310
600	Tupperware Brands Corp.	32,154
600	Ulta Salon Cosmetics & Fragrance, Inc.	57,783
800	Under Armour, Inc., Class A †(a)	44,664
200	Universal Electronics, Inc. †	3,516
500	Universal Technical Institute, Inc.	6,850
1,400	Urban Outfitters, Inc. †	52,584
200	Value Line, Inc.(a)	1,952
300	Valuevision Media, Inc., Class A †	705
950	VF Corp.	151,392

Shares		Value
Consumer Discretionary (continued)
5,406	Viacom, Inc., Class B	$289,708
2,825	Virgin Media, Inc.(a)	83,168
18,643	Walt Disney Co. (The)	974,656
500	Warnaco Group, Inc. (The) †	25,950
296	Weight Watchers International, Inc.(a)	15,629
4,600	Wendy's Co. (The)(a)	20,930
572	Whirlpool Corp.(a)	47,425
1,100	Williams-Sonoma, Inc.	48,367
500	Winnebago Industries, Inc. †(a)	6,315
400	Wolverine World Wide, Inc.(a)	17,748
600	World Wrestling Entertainment, Inc., Class A	4,830
1,360	Wyndham Worldwide Corp.	71,373
650	Wynn Resorts, Ltd.(a)	75,036
4,650	Yum! Brands, Inc.	308,481
1,900	Zale Corp. †	13,110
		19,398,269
Consumer Staples — 10.0%
200	Alico, Inc.	6,246
2,200	Alliance One International, Inc. †(a)	7,106
21,875	Altria Group, Inc.	730,406
250	Andersons, Inc. (The)	9,415
6,786	Archer-Daniels-Midland Co.	184,443
3,950	Avon Products, Inc.	63,002
1,900	Beam, Inc.	109,326
1,650	Brown-Forman Corp., Class B	107,662
1,900	Bunge, Ltd.(a)	127,395
2,175	Campbell Soup Co.(a)	75,734
1,500	Central European Distribution Corp. †(a)	4,275
1,700	Church & Dwight Co., Inc.(a)	91,783
1,500	Clorox Co. (The)(a)	108,075
46,540	Coca-Cola Co. (The)	1,765,262
3,395	Coca-Cola Enterprises, Inc.	106,162
5,090	Colgate-Palmolive Co.	545,750
4,573	ConAgra Foods, Inc.	126,169
1,550	Constellation Brands, Inc., Class A †	50,143
4,150	Costco Wholesale Corp.	415,519
14,142	CVS Caremark Corp.(a)	684,756
650	Darling International, Inc. †	11,889
2,134	Dean Foods Co. †	34,891
1,500	Dole Food Co., Inc. †(a)	21,045
2,000	Dr. Pepper Snapple Group, Inc.	89,060
800	Energizer Holdings, Inc.(a)	59,688
2,400	Estee Lauder Cos., Inc. (The), Class A	147,768
1,687	Flowers Foods, Inc.	34,044
7,100	General Mills, Inc.(a)	282,935
1,300	Green Mountain Coffee Roasters, Inc. †(a)	30,875
400	Hain Celestial Group, Inc. (The) †(a)	25,200
1,200	Herbalife, Ltd.(a)	56,880
2,000	Hershey Co. (The)	141,780
1,344	Hillshire Brands Co.(a)	35,992
3,750	HJ Heinz Co.(a)	209,813
2,100	Hormel Foods Corp.(a)	61,404
550	Ingles Markets, Inc., Class A	8,992
800	Ingredion, Inc.	44,128
1,219	JM Smucker Co. (The)	105,236
3,050	Kellogg Co.	157,563
4,574	Kimberly-Clark Corp.	392,357
5,950	Kroger Co. (The)	140,063
1,235	Lorillard, Inc.	143,816
70	Mannatech, Inc. †	358
750	McCormick & Co., Inc.	46,530
2,300	Mead Johnson Nutrition Co., Class A	168,544
200	MGP Ingredients, Inc.	764
1,500	Molson Coors Brewing Co., Class B	67,575
16,821	Mondelez International, Inc., Class A	695,548

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	September 30, 2012
Schedule of Investments	(Unaudited)

Shares		Value
Consumer Staples (continued)
1,600	Monster Beverage Corp. †	$86,656
700	Nu Skin Enterprises, Inc., Class A(a)	27,181
17,682	PepsiCo, Inc.	1,251,355
18,180	Philip Morris International, Inc.	1,635,109
350	Post Holdings, Inc. †(a)	10,521
1,200	Prestige Brands Holdings, Inc. †	20,352
31,052	Procter & Gamble Co. (The)	2,153,767
700	Ralcorp Holdings, Inc. †	51,100
100	Reliv International, Inc.	129
5,703	Reynolds American, Inc.	247,168
7,050	Rite Aid Corp. †(a)	8,248
70	Rocky Mountain Chocolate Factory, Inc.	886
2,800	Safeway, Inc.(a)	45,052
50	Sanderson Farms, Inc.(a)	2,219
2,200	Smithfield Foods, Inc. †	43,230
1,000	Snyders-Lance, Inc.	25,000
3,036	SUPERVALU, Inc.(a)	7,317
6,700	Sysco Corp.	209,509
3,805	Tyson Foods, Inc., Class A	60,956
198	USANA Health Sciences, Inc. †(a)	9,201
1,103	Vector Group, Ltd.(a)	18,291
10,000	Walgreen Co.	364,400
19,545	Wal-Mart Stores, Inc.	1,442,421
1,625	Whole Foods Market, Inc.	158,275
		16,411,710
Energy — 10.8%
1,500	Alon USA Energy, Inc.	20,550
2,272	Alpha Natural Resources, Inc. †	14,927
1,000	Amyris, Inc. †(a)	3,440
5,387	Anadarko Petroleum Corp.	376,659
4,346	Apache Corp.	375,799
300	Approach Resources, Inc. †	9,039
3,000	Arch Coal, Inc.(a)	18,990
600	Atwood Oceanics, Inc. †	27,270
4,720	Baker Hughes, Inc.(a)	213,486
600	Barnwell Industries, Inc. †(a)	1,932
400	Berry Petroleum Co., Class A(a)	16,252
45	BioFuel Energy Corp. †	228
900	Bolt Technology Corp.	12,942
300	BP Prudhoe Bay Royalty Trust	28,155
3,100	BPZ Resources, Inc. †(a)	8,866
200	Bristow Group, Inc.	10,110
1,800	Cabot Oil & Gas Corp.	80,820
1,218	Cal Dive International, Inc. †(a)	1,864
1,500	Callon Petroleum Co. †	9,225
2,800	Cameron International Corp. †	156,996
150	CARBO Ceramics, Inc.(a)	9,438
200	Cheniere Energy, Inc. †	3,110
6,600	Chesapeake Energy Corp.(a)	124,542
21,239	Chevron Corp.	2,475,618
447	Cimarex Energy Co.(a)	26,172
600	Clean Energy Fuels Corp. †(a)	7,902
1,000	Cloud Peak Energy, Inc. †	18,100
400	Comstock Resources, Inc. †(a)	7,352
800	Concho Resources, Inc. †	75,800
14,281	ConocoPhillips	816,588
2,600	Consol Energy, Inc.(a)	78,130
500	Continental Resources, Inc. †	38,450
200	Cross Timbers Royalty Trust	6,318
500	Crosstex Energy, Inc.	7,015
1,000	CVR Energy, Inc. †	36,750
1,000	Delek US Holdings, Inc.	25,490
3,779	Denbury Resources, Inc. †	61,069
4,336	Devon Energy Corp.	262,328
206	DHT Holdings, Inc.(a)	1,290
850	Diamond Offshore Drilling, Inc.(a)	55,938
800	Dresser-Rand Group, Inc. †	44,088

Shares		Value
Energy (continued)
300	Dril-Quip, Inc. †	$21,564
890	Energen Corp.	46,645
1,000	Energy XXI Bermuda, Ltd.(a)	34,950
2,575	EOG Resources, Inc.	288,529
15	EPL Oil & Gas, Inc. †	304
1,600	EQT Corp.	94,400
2,700	EXCO Resources, Inc.(a)	21,627
812	Exterran Holdings, Inc. †(a)	16,467
52,985	Exxon Mobil Corp.	4,845,478
2,356	FMC Technologies, Inc. †	109,083
950	Forest Oil Corp. †(a)	8,027
100	GeoMet, Inc. †(a)	17
113	Geospace Technologies Corp. †	13,832
500	Goodrich Petroleum Corp. †(a)	6,320
381	Gulf Island Fabrication, Inc.	10,618
300	Gulfmark Offshore, Inc., Class A †	9,912
350	Gulfport Energy Corp. †	10,941
10,181	Halliburton Co.	342,998
1,000	Helix Energy Solutions Group, Inc. †	18,270
1,150	Helmerich & Payne, Inc.	54,752
1,900	Hercules Offshore, Inc. †	9,272
3,665	Hess Corp.	196,884
1,058	HollyFrontier Corp.	43,664
500	Hornbeck Offshore Services, Inc. †	18,325
1,000	Houston American Energy Corp. †(a)	900
1,750	ION Geophysical Corp. †(a)	12,145
450	James River Coal Co. †(a)	1,296
2,200	Key Energy Services, Inc. †	15,400
10,260	Kinder Morgan, Inc.(a)	364,435
400	Lufkin Industries, Inc.(a)	21,528
9	Magnum Hunter Resources Corp. †(a)	40
8,222	Marathon Oil Corp.	243,125
4,111	Marathon Petroleum Corp.	224,419
450	Matrix Service Co. †	4,757
2,875	McDermott International, Inc. †	35,132
1,500	McMoRan Exploration Co. †(a)	17,625
2,400	Murphy Oil Corp.	128,856
3,100	Nabors Industries, Ltd. †	43,493
5,045	National Oilwell Varco, Inc.	404,155
1,525	Newfield Exploration Co. †	47,763
875	Newpark Resources, Inc. †(a)	6,484
1,750	Noble Energy, Inc.	162,242
1,000	Northern Oil and Gas, Inc. †(a)	16,990
400	Oasis Petroleum, Inc. †	11,788
9,155	Occidental Petroleum Corp.	787,879
900	Oceaneering International, Inc.	49,725
500	Oil States International, Inc. †	39,730
15	Pacific Ethanol, Inc. †	6
1,950	Patterson-UTI Energy, Inc.(a)	30,888
3,150	Peabody Energy Corp.(a)	70,213
2,300	Petroquest Energy, Inc. †	15,433
7,315	Phillips 66	339,197
1,325	Pioneer Natural Resources Co.(a)	138,330
1,553	Plains Exploration & Production Co. †	58,191
1,700	Pyramid Oil Co. †(a)	7,310
2,200	QEP Resources, Inc.	69,652
1,700	Quicksilver Resources, Inc. †(a)	6,953
1,800	Range Resources Corp.	125,766
600	Rex Energy Corp. †	8,010
600	Rosetta Resources, Inc. †(a)	28,740
1,600	Rowan PLC, Class A †(a)	54,032
1,012	RPC, Inc.(a)	12,033
4,400	SandRidge Energy, Inc. †	30,668
15,079	Schlumberger, Ltd.	1,090,664
1,000	Ship Finance International, Ltd.(a)	15,720
750	SM Energy Co.	40,582
1,000	Solazyme, Inc. †(a)	11,480

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	September 30, 2012
Schedule of Investments	(Unaudited)

Shares		Value
Energy (continued)
4,200	Southwestern Energy Co. †	$146,076
7,341	Spectra Energy Corp.	215,532
1,065	Sunoco, Inc.(a)	49,874
1,706	Superior Energy Services, Inc. †	35,007
3,500	Syntroleum Corp. †(a)	2,660
1,500	Tesoro Corp.	62,850
222	TGC Industries, Inc. †	1,598
1,600	Trico Marine Services, Inc. † (e)	—
1,000	U.S. Energy Corp. †	2,150
1,765	Ultra Petroleum Corp. †(a)	38,795
200	Union Drilling, Inc. †(a)	1,298
500	Unit Corp. †	20,750
1,150	USEC, Inc. †(a)	897
1,100	Vaalco Energy, Inc. †(a)	9,405
6,814	Valero Energy Corp.	215,868
1,550	Venoco, Inc. †(a)	18,414
8	Verenium Corp. †	26
800	W&T Offshore, Inc.	15,024
300	Warren Resources, Inc. †	912
500	Western Refining, Inc.	13,090
1,400	Whiting Petroleum Corp. †	66,332
7,050	Williams Cos., Inc. (The)	246,538
800	World Fuel Services Corp.(a)	28,488
2,350	WPX Energy, Inc. †(a)	38,986
500	ZaZa Energy Corp. †(a)	1,485
		17,817,747
Financials — 16.4%
1	Acadia Realty Trust(a)	25
600	Affiliated Managers Group, Inc. †	73,800
200	Affirmative Insurance Holdings, Inc. †	90
5,550	Aflac, Inc.	265,734
450	Alexander & Baldwin, Inc. †	13,289
700	Alexandria Real Estate Equities, Inc.	51,464
5,550	Allstate Corp. (The)	219,835
800	Alterra Capital Holdings, Ltd.(a)	19,152
100	Altisource Portfolio Solutions SA †(a)	8,625
807	American Campus Communities, Inc.	35,411
1,600	American Capital Agency Corp.	55,344
4,200	American Capital, Ltd. †	47,628
1,100	American Equity Investment Life Holding Co.(a)	12,793
9,875	American Express Co.	561,492
1,100	American Financial Group, Inc.	41,690
5,100	American International Group, Inc. †	167,229
300	American National Insurance Co.	21,549
4,425	American Tower Corp., Class A	315,901
2,580	Ameriprise Financial, Inc.	146,260
303	Amtrust Financial Services, Inc.(a)	7,750
11,525	Annaly Capital Management, Inc.(a)	194,081
1,500	Anworth Mortgage Asset Corp.	10,200
1,256	Apartment Investment & Management Co., Class A	32,643
2,200	Apollo Investment Corp. †(a)	17,314
200	Arbor Realty Trust, Inc.	1,194
1,200	Arch Capital Group, Ltd. †	50,016
4	Arlington Asset Investment Corp., Class A(a)	95
1,150	Arthur J. Gallagher & Co.	41,193
544	Ashford Hospitality Trust, Inc.	4,570
1,100	Aspen Insurance Holdings, Ltd.(a)	33,539
400	Asset Acceptance Capital Corp. †(a)	2,984
1,354	Associated Banc-Corp	17,832
300	Associated Estates Realty Corp.(a)	4,548
900	Assurant, Inc.	33,570
1,600	Assured Guaranty, Ltd.(a)	21,792
700	Astoria Financial Corp.(a)	6,916
600	AV Homes, Inc. †	8,904

Shares		Value
Financials (continued)
847	AvalonBay Communities, Inc.	$115,184
1,700	Axis Capital Holdings, Ltd.	59,364
50	Bancorp, Inc. †	513
1,150	BancorpSouth, Inc.	16,951
117,248	Bank of America Corp.	1,035,300
450	Bank of Hawaii Corp.	20,529
11,913	Bank of New York Mellon Corp. (The)	269,472
700	BankFinancial Corp.(a)	6,153
1,000	BankUnited, Inc.	24,610
7,925	BB&T Corp.(a)	262,793
600	BBCN Bancorp, Inc. †	7,566
16	BBX Capital Corp., Class A †(a)	103
500	Beneficial Mutual Bancorp, Inc. †	4,780
20,995	Berkshire Hathaway, Inc., Class B †	1,851,759
1,000	BGC Partners, Inc., Class A	4,900
2,000	BioMed Realty Trust, Inc.	37,440
1,100	BlackRock, Inc., Class A	196,130
1,000	Boston Private Financial Holdings, Inc.(a)	9,590
1,625	Boston Properties, Inc.	179,741
1,988	Brandywine Realty Trust	24,234
1,075	BRE Properties, Inc.	50,407
3,075	Brookfield Office Properties, Inc.	50,922
1,500	Brookline Bancorp, Inc.(a)	13,230
1,400	Brown & Brown, Inc.	36,498
100	Camden National Corp.	3,704
825	Camden Property Trust	53,204
31	Capital Bank Financial Corp., Class A †	557
350	Capital City Bank Group, Inc.(a)	3,724
4,850	Capital One Financial Corp.	276,499
3,839	CapitalSource, Inc.	29,100
1,000	Capitol Federal Financial, Inc.	11,960
700	CapLease, Inc.(a)	3,619
1,700	Capstead Mortgage Corp.	22,933
100	Cardinal Financial Corp.	1,430
288	Cathay General Bancorp	4,971
1,780	CBL & Associates Properties, Inc.(a)	37,985
600	CBOE Holdings, Inc.	17,652
3,825	CBRE Group, Inc., Class A †	70,418
650	Cedar Realty Trust, Inc.(a)	3,432
11,314	Charles Schwab Corp. (The)	144,706
400	Charter Financial Corp.	3,900
500	Chemical Financial Corp.	12,100
11,900	Chimera Investment Corp.	32,249
3,050	Chubb Corp. (The)	232,654
23	CIFC Corp. †(a)	168
1,394	Cincinnati Financial Corp.	52,819
2,150	CIT Group, Inc. †	84,688
33,140	Citigroup, Inc.	1,084,341
600	City National Corp.	30,906
3,875	CME Group, Inc., Class A(a)	222,037
300	CNA Financial Corp.	8,040
2,900	CNO Financial Group, Inc.	27,985
750	CoBiz Financial, Inc.	5,250
350	Cohen & Steers, Inc.(a)	10,367
1,429	Colonial Properties Trust	30,080
276	Columbia Banking System, Inc.	5,117
2,433	Comerica, Inc.	75,545
1,240	Commerce Bancshares, Inc.	50,009
1,293	CommonWealth REIT	18,826
500	Community Bank System, Inc.(a)	14,095
100	Community Trust Bancorp, Inc.(a)	3,553
200	CompuCredit Holdings Corp. †(a)	744
850	Corporate Office Properties Trust(a)	20,374
1,863	Cousins Properties, Inc.	14,792
199	Cowen Group, Inc., Class A †	537
200	Crawford & Co., Class B	1,002
937	CubeSmart	12,059

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	September 30, 2012
Schedule of Investments	(Unaudited)

Shares		Value
Financials (continued)
600	Cullen/Frost Bankers, Inc.	$34,458
1,000	CVB Financial Corp.	11,940
1,000	CYS Investments, Inc.(a)	14,090
3,450	DCT Industrial Trust, Inc.(a)	22,321
2,995	DDR Corp.(a)	46,003
2,502	DiamondRock Hospitality Co.	24,094
1,000	Digital Realty Trust, Inc.	69,850
5,425	Discover Financial Services	215,535
1,100	Donegal Group, Inc., Class A	15,444
1,100	Douglas Emmett, Inc.	25,377
400	Duff & Phelps Corp., Class A	5,444
3,101	Duke Realty Corp.(a)	45,585
700	DuPont Fabros Technology, Inc.(a)	17,675
3,778	E*Trade Financial Corp. †	33,284
2,000	East West Bancorp, Inc.	42,240
1,325	Eaton Vance Corp.(a)	38,372
1,000	Education Realty Trust, Inc.	10,900
900	eHealth, Inc. †(a)	16,893
200	Encore Capital Group, Inc. †	5,652
700	Endurance Specialty Holdings, Ltd.	26,950
50	Enterprise Financial Services Corp.(a)	680
300	Entertainment Properties Trust	13,329
500	Equity Lifestyle Properties, Inc.	34,060
1,000	Equity One, Inc.	21,060
3,479	Equity Residential	200,147
400	Essex Property Trust, Inc.(a)	59,296
700	Everest Re Group, Ltd.	74,872
1,500	Extra Space Storage, Inc.	49,875
1,000	Ezcorp, Inc., Class A †	22,930
625	Federal Realty Investment Trust	65,812
1,200	Federated Investors, Inc., Class B(a)	24,828
200	Federated National Holding Co. †	1,192
1,000	FelCor Lodging Trust, Inc. †	4,740
2,291	Fidelity National Financial, Inc., Class A	49,004
10,401	Fifth Third Bancorp	161,319
1,200	Financial Institutions, Inc.	22,368
100	First Acceptance Corp. †	115
827	First American Financial Corp.	17,921
300	First Bancorp	3,459
166	First BanCorp †	734
500	First Cash Financial Services, Inc. †(a)	23,005
800	First Commonwealth Financial Corp.(a)	5,640
425	First Community Bancshares, Inc.(a)	6,485
100	First Financial Corp.(a)	3,134
2,433	First Horizon National Corp.	23,430
650	First Industrial Realty Trust, Inc. †	8,541
50	First Marblehead Corp. (The) †(a)	53
3,424	First Niagara Financial Group, Inc.	27,700
800	First Potomac Realty Trust(a)	10,304
600	First Republic Bank	20,676
1,007	FirstMerit Corp.	14,833
950	Flagstone Reinsurance Holdings SA	8,161
1,500	FNB Corp.(a)	16,815
2,100	Forest City Enterprises, Inc., Class A †	33,285
1,760	Franklin Resources, Inc.	220,123
950	Franklin Street Properties Corp.(a)	10,517
2,734	Fulton Financial Corp.	26,957
4,665	General Growth Properties, Inc.	90,874
5,850	Genworth Financial, Inc., Class A †	30,595
400	Getty Realty Corp.(a)	7,180
900	Glacier Bancorp, Inc.	14,022
1,000	Gleacher & Co., Inc. †	730
800	Glimcher Realty Trust	8,456
4,950	Goldman Sachs Group, Inc. (The)	562,716
435	Gramercy Capital Corp. †	1,309
1,000	Guaranty Bancorp †(a)	2,020

Shares		Value
Financials (continued)
100	Hallmark Financial Services †(a)	$814
627	Hancock Holding Co.	19,406
69	Hanmi Financial Corp. †	884
700	Hanover Insurance Group, Inc. (The)	26,082
4,750	Hartford Financial Services Group, Inc.	92,340
1,000	Hatteras Financial Corp.	28,190
1,175	HCC Insurance Holdings, Inc.	39,821
4,625	HCP, Inc.	205,720
2,200	Health Care REIT, Inc.	127,050
500	Healthcare Realty Trust, Inc.	11,525
50	Heritage Commerce Corp. †	347
700	Hersha Hospitality Trust, Class A	3,430
650	Highwoods Properties, Inc.	21,203
1,500	Hilltop Holdings, Inc. †(a)	19,065
660	Home BancShares, Inc.	22,499
500	Home Properties, Inc.(a)	30,635
1,000	Horace Mann Educators Corp.	18,110
1,500	Hospitality Properties Trust	35,670
8,624	Host Hotels & Resorts, Inc.	138,415
44	Howard Hughes Corp. (The) †	3,126
6,626	Hudson City Bancorp, Inc.	52,743
9,351	Huntington Bancshares, Inc.	64,522
100	ICG Group, Inc. †	1,016
85	IMPAC Mortgage Holdings, Inc. †	625
300	Infinity Property & Casualty Corp.	18,117
1,100	Inland Real Estate Corp.(a)	9,075
1,500	Interactive Brokers Group, Inc., Class A(a)	21,030
875	IntercontinentalExchange, Inc. †	116,734
700	International Bancshares Corp.(a)	13,335
550	Intervest Bancshares Corp., Class A †	2,090
500	INTL FCStone, Inc. †(a)	9,530
1,000	Invesco Mortgage Capital, Inc.	20,130
4,800	Invesco, Ltd.	119,952
1,000	Investment Technology Group, Inc. †	8,700
800	Investors Bancorp, Inc.	14,592
1,800	Investors Real Estate Trust	14,886
1,564	iStar Financial, Inc. †(a)	12,950
2,475	Janus Capital Group, Inc.	23,364
1,700	Jefferies Group, Inc.	23,273
500	Jones Lang LaSalle, Inc.	38,175
43,409	JPMorgan Chase & Co.	1,757,196
600	Kearny Financial Corp.(a)	5,844
350	Kemper Corp.	10,748
12,173	KeyCorp	106,392
700	Kilroy Realty Corp.	31,346
4,625	Kimco Realty Corp.(a)	93,749
800	Kite Realty Group Trust	4,080
1,400	Knight Capital Group, Inc., Class A †(a)	3,752
1,500	LaSalle Hotel Properties	40,035
1,700	Legg Mason, Inc.(a)	41,956
2,505	Leucadia National Corp.	56,989
1,626	Lexington Realty Trust(a)	15,707
1,450	Liberty Property Trust	52,548
2,875	Lincoln National Corp.	69,546
3,300	Loews Corp.	136,158
200	LPL Financial Holdings, Inc.	5,708
1,372	M&T Bank Corp.(a)	130,560
1,287	Macerich Co. (The)	73,655
1,500	Mack-Cali Realty Corp.	39,900
1,000	Maiden Holdings, Ltd.(a)	8,890
5,370	Marsh & McLennan Cos., Inc.	182,204
244	MB Financial, Inc.	4,819
1,900	MBIA, Inc. †(a)	19,247
967	Meadowbrook Insurance Group, Inc.	7,436
600	Medallion Financial Corp.(a)	7,086
1,500	Medical Properties Trust, Inc.	15,675

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	September 30, 2012
Schedule of Investments	(Unaudited)

Shares		Value
Financials (continued)
9,921	MetLife, Inc.	$341,878
4,000	MFA Financial, Inc.	34,000
1,500	MGIC Investment Corp. †(a)	2,295
100	Mid-America Apartment Communities, Inc.(a)	6,531
400	Montpelier Re Holdings, Ltd.	8,852
1,575	Moody's Corp.(a)	69,568
17,825	Morgan Stanley	298,391
3,800	MPG Office Trust, Inc. †(a)	12,730
1,072	MSCI, Inc., Class A †	38,367
1,450	NASDAQ OMX Group, Inc. (The)	33,778
400	National Interstate Corp.	10,320
2,500	National Penn Bancshares, Inc.	22,775
500	National Retail Properties, Inc.(a)	15,250
500	NBT Bancorp, Inc.(a)	11,035
4,312	New York Community Bancorp, Inc.(a)	61,058
350	Newcastle Investment Corp.	2,636
10	North Valley Bancorp †	136
2,850	Northern Trust Corp.(a)	132,283
156	NorthStar Realty Finance Corp.	992
875	Northwest Bancshares, Inc.	10,701
3,350	NYSE Euronext	82,577
300	Ocwen Financial Corp. †	8,223
1,500	Old National Bancorp(a)	20,415
3,236	Old Republic International Corp.	30,095
400	Old Second Bancorp, Inc. †(a)	576
975	Omega Healthcare Investors, Inc.	22,162
600	OneBeacon Insurance Group, Ltd., Class A	8,064
432	Oriental Financial Group, Inc.(a)	4,545
400	Oritani Financial Corp.	6,020
200	Parkway Properties, Inc.	2,674
625	PartnerRe, Ltd.	46,425
1,000	Pebblebrook Hotel Trust(a)	23,390
4,347	People's United Financial, Inc.	52,773
123	PHH Corp. †(a)	2,503
62	Phoenix Cos., Inc. (The) †(a)	1,902
2,100	Piedmont Office Realty Trust, Inc., Class A	36,414
900	Pinnacle Financial Partners, Inc. †(a)	17,388
500	Platinum Underwriters Holdings, Ltd.	20,435
1,884	Plum Creek Timber Co., Inc.(a)	82,595
6,000	PNC Financial Services Group, Inc.	378,600
1,157	Popular, Inc. †(a)	20,167
600	Post Properties, Inc.	28,776
200	Preferred Bank †	2,836
300	Primerica †	8,592
100	Primus Guaranty, Ltd. †(a)	810
3,400	Principal Financial Group, Inc.(a)	91,596
1,222	PrivateBancorp, Inc., Class A(a)	19,540
265	ProAssurance Corp.	23,967
6,125	Progressive Corp. (The)(a)	127,032
4,735	Prologis, Inc.(a)	165,867
500	Prosperity Bancshares, Inc.(a)	21,310
1,000	Protective Life Corp.	26,210
1,500	Provident Financial Services, Inc.	23,685
1,050	Provident New York Bancorp	9,881
5,350	Prudential Financial, Inc.(a)	291,628
1,639	Public Storage	228,100
2,077	Pzena Investment Management, Inc., Class A(a)	10,821
1,370	Radian Group, Inc.(a)	5,946
66	RAIT Financial Trust(a)	347
1,000	Ramco-Gershenson Properties Trust(a)	12,530
1,200	Raymond James Financial, Inc.	43,980
1,501	Rayonier, Inc.(a)	73,564
1,300	Realty Income Corp.(a)	53,157

Shares		Value
Financials (continued)
1,200	Redwood Trust, Inc.(a)	$17,352
1,025	Regency Centers Corp.	49,948
13,306	Regions Financial Corp.	95,936
850	Reinsurance Group of America, Inc., Class A	49,190
700	RenaissanceRe Holdings, Ltd.	53,928
50	Renasant Corp.	980
315	Republic Bancorp, Inc., Class A(a)	6,914
250	Resource America, Inc., Class A	1,710
200	Resource Capital Corp.	1,176
1,000	RLJ Lodging Trust(a)	18,910
1,700	Roma Financial Corp.	15,130
174	Rouse Properties, Inc.(a)	2,497
233	Sabra Health Care REIT, Inc.	4,662
200	Saul Centers, Inc.	8,880
700	SeaBright Holdings, Inc.(a)	7,700
750	Seacoast Banking Corp. of Florida †(a)	1,192
2,000	SEI Investments Co.(d)	42,900
600	Selective Insurance Group, Inc.	11,394
1,650	Senior Housing Properties Trust	35,937
400	Signature Bank †	26,832
200	Simmons First National Corp., Class A(a)	4,871
3,346	Simon Property Group, Inc.	507,956
1,000	SL Green Realty Corp.(a)	80,070
4,300	SLM Corp.	67,596
50	Southwest Bancorp, Inc. †	542
316	Sovran Self Storage, Inc.(a)	18,281
500	St. Joe Co. (The) †(a)	9,750
490	StanCorp Financial Group, Inc.(a)	15,308
1,000	Starwood Property Trust, Inc.	23,270
400	State Auto Financial Corp.	6,556
5,540	State Street Corp.	232,459
270	Steel Excel, Inc. †	6,817
50	Sterling Bancorp, Class N	496
300	Stewart Information Services Corp.(a)	6,042
640	Stifel Financial Corp. †(a)	21,504
2,100	Strategic Hotels & Resorts, Inc. †	12,621
50	Suffolk Bancorp †(a)	733
822	Sun Bancorp, Inc. †	2,770
500	Sun Communities, Inc.	22,060
2,595	Sunstone Hotel Investors, Inc. †	28,545
6,580	SunTrust Banks, Inc.	186,017
3,378	Susquehanna Bancshares, Inc.	35,334
450	SVB Financial Group †	27,207
1,000	Symetra Financial Corp.	12,300
10,831	Synovus Financial Corp.(a)	25,669
3,025	T Rowe Price Group, Inc.	191,483
1,000	Tanger Factory Outlet Centers	32,330
500	Taubman Centers, Inc.	38,365
500	Taylor Capital Group, Inc. †	8,560
1,500	TCF Financial Corp.(a)	17,910
3,103	TD Ameritrade Holding Corp.	47,693
50	Tejon Ranch Co. †	1,502
784	Texas Capital Bancshares, Inc. †(a)	38,973
1,250	TFS Financial Corp. †	11,338
1,100	Torchmark Corp.	56,485
103	TowneBank(a)	1,579
4,269	Travelers Cos., Inc. (The)	291,402
90	Tree.com, Inc. †(a)	1,410
400	Trico Bancshares(a)	6,612
1,208	TrustCo Bank Corp.	6,910
1,000	Trustmark Corp.(a)	24,340
21,459	U.S. Bancorp	736,044
2,328	UDR, Inc.	57,781
1,300	Umpqua Holdings Corp.	16,757
474	United Community Banks, Inc. †	3,977
317	United Community Financial Corp. †	1,106

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	September 30, 2012
Schedule of Investments	(Unaudited)

Shares		Value
Financials (continued)
403	United Financial Bancorp, Inc.	$5,831
300	United Fire Group, Inc.	7,536
348	United Security Bancshares †	870
200	Universal Health Realty Income Trust(a)	9,196
3,407	Unum Group	65,483
500	Urstadt Biddle Properties, Inc., Class A	10,115
300	Validus Holdings, Ltd.	10,173
1,831	Valley National Bancorp(a)	18,347
3,315	Ventas, Inc.	206,359
565	Virginia Commerce Bancorp, Inc. †(a)	4,944
157	Virtus Investment Partners, Inc. †	13,502
6,000	Visa, Inc., Class A	805,680
2,132	Vornado Realty Trust	172,799
1,187	W.R. Berkley Corp.(a)	44,501
1,400	Waddell & Reed Financial, Inc., Class A	45,878
220	Walter Investment Management Corp. †	8,142
1,333	Washington Federal, Inc.	22,234
1,250	Washington Real Estate Investment Trust(a)	33,525
400	Washington Trust Bancorp, Inc.	10,508
550	Waterstone Financial, Inc. †(a)	2,855
800	Webster Financial Corp.	18,960
1,700	Weingarten Realty Investors(a)	47,787
56,717	Wells Fargo & Co.	1,958,438
383	Westamerica Bancorporation(a)	18,020
1,150	Western Alliance Bancorp †(a)	11,730
200	Westfield Financial, Inc.	1,498
80	White Mountains Insurance Group, Ltd.	41,067
700	Wilshire Bancorp, Inc. †	4,410
500	Wintrust Financial Corp.(a)	18,785
10	WP Stewart & Co., Ltd. †	50
1,630	Zions Bancorporation(a)	33,668
400	ZipRealty, Inc. †	1,128
		26,948,770
Health Care — 11.7%
18,000	Abbott Laboratories	1,234,080
100	ACADIA Pharmaceuticals, Inc. †(a)	253
300	Accretive Health, Inc. †	3,348
3,631	Aetna, Inc.	143,788
200	Affymetrix, Inc. †(a)	866
3,746	Agilent Technologies, Inc.	144,034
100	Air Methods Corp. †(a)	11,937
400	Akorn, Inc. †(a)	5,288
700	Albany Molecular Research, Inc. †	2,429
500	Alere, Inc. †	9,745
1,800	Alexion Pharmaceuticals, Inc. †	205,920
750	Align Technology, Inc. †(a)	27,728
1,000	Alkermes PLC †(a)	20,750
3,580	Allergan, Inc.	327,856
700	Alliance HealthCare Services, Inc. †	987
1,500	Allscripts Healthcare Solutions, Inc. †	18,645
1,321	Alnylam Pharmaceuticals, Inc. †(a)	24,822
100	AMAG Pharmaceuticals, Inc. †	1,774
201	Amedisys, Inc. †(a)	2,776
600	American Caresource Holdings, Inc. †	918
500	AMERIGROUP Corp. †	45,715
2,680	AmerisourceBergen Corp., Class A	103,743
8,255	Amgen, Inc.	696,062
300	Amicus Therapeutics, Inc. †	1,560
250	AMN Healthcare Services, Inc. †	2,515
400	Amsurg Corp., Class A †	11,352
500	Anika Therapeutics, Inc. †	7,510
300	Arena Pharmaceuticals, Inc. †(a)	2,496
1,000	Ariad Pharmaceuticals, Inc. †	24,225
17	AspenBio Pharma, Inc. †	47
1,000	Auxilium Pharmaceuticals, Inc. †	24,460
5,863	Baxter International, Inc.	353,304

Shares		Value
Health Care (continued)
2,165	Becton Dickinson and Co.	$170,082
200	Biodel, Inc. †(a)	582
1,905	Biogen Idec, Inc. †	284,283
1,000	BioMarin Pharmaceutical, Inc. †(a)	40,270
200	Bio-Rad Laboratories, Inc., Class A †	21,344
16,439	Boston Scientific Corp. †	94,360
17,800	Bristol-Myers Squibb Co.	600,750
1,000	Brookdale Senior Living, Inc., Class A †	23,220
1,000	Bruker Corp. †(a)	13,090
200	BSD Medical Corp. †(a)	262
825	C.R. Bard, Inc.	86,336
700	Cadence Pharmaceuticals, Inc. †(a)	2,744
1,850	Cambrex Corp. †	21,700
100	Capital Senior Living Corp. †(a)	1,447
3,986	Cardinal Health, Inc.	155,334
2,293	CareFusion Corp. †	65,098
330	Catamaran Corp. †	32,330
5,017	Celgene Corp. †	383,299
226	Cell Therapeutics, Inc. †(a)	549
27	Celldex Therapeutics, Inc. †(a)	170
500	Cepheid, Inc. †(a)	17,255
1,600	Cerner Corp. †	123,856
500	Charles River Laboratories International, Inc. †	19,800
3,400	Cigna Corp.	160,378
200	Cleveland Biolabs, Inc. †(a)	536
37	Codexis, Inc. †(a)	112
1,100	Community Health Systems, Inc. †	32,054
100	Computer Programs & Systems, Inc.	5,555
243	Conceptus, Inc. †(a)	4,935
300	CONMED Corp.	8,550
400	Cooper Cos., Inc. (The)	37,784
1,500	Cornerstone Therapeutics, Inc. †(a)	7,695
550	Covance, Inc. †	25,680
1,516	Coventry Health Care, Inc.	63,202
500	Cubist Pharmaceuticals, Inc. †(a)	23,840
300	Cyberonics, Inc. †	15,726
1,477	Cynosure, Inc., Class A †	38,963
2,300	Cytori Therapeutics, Inc. †(a)	10,143
1,075	DaVita, Inc. †	111,381
1,700	Dendreon Corp. †(a)	8,211
1,075	DENTSPLY International, Inc.(a)	41,001
100	Dyax Corp. †(a)	260
1,100	Edwards Lifesciences Corp. †	118,107
11,695	Eli Lilly & Co.	554,460
793	Emergent Biosolutions, Inc. †	11,269
889	Emeritus Corp. †	18,616
1,400	Endo Health Solutions, Inc. †	44,408
800	Exelixis, Inc. †(a)	3,856
9,140	Express Scripts Holding Co. †	572,804
100	Five Star Quality Care, Inc. †	511
3,250	Forest Laboratories, Inc. †	115,732
116	Furiex Pharmaceuticals, Inc. †	2,213
500	Galena Biopharma, Inc. †	890
200	Genomic Health, Inc. †	6,938
50	Gentiva Health Services, Inc. †(a)	566
1,100	Geron Corp. †(a)	1,870
8,800	Gilead Sciences, Inc. †	583,704
450	GTx, Inc. †	2,061
1,700	Halozyme Therapeutics, Inc. †(a)	12,852
500	HCA Holdings, Inc.	16,625
3,350	Health Management Associates, Inc., Class A †	28,106
700	Health Net, Inc. †	15,757
1,100	HealthSouth Corp. †	26,466
1,100	Henry Schein, Inc. †	87,197
300	Hill-Rom Holdings, Inc.	8,718

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	September 30, 2012
Schedule of Investments	(Unaudited)

Shares		Value
Health Care (continued)
2,452	Hologic, Inc. †	$49,628
1,740	Hospira, Inc. †	57,107
1,900	Humana, Inc.	133,285
200	ICU Medical, Inc. †(a)	12,096
1,300	Idenix Pharmaceuticals, Inc. †(a)	5,941
400	IDEXX Laboratories, Inc. †(a)	39,740
1,388	Illumina, Inc. †(a)	66,902
1,000	Immunogen, Inc. †(a)	14,600
1,000	Impax Laboratories, Inc. †	25,950
2,300	Incyte Corp., Ltd. †(a)	41,515
600	Infinity Pharmaceuticals, Inc. †(a)	14,130
300	Integra LifeSciences Holdings Corp. †	12,330
562	InterMune, Inc. †(a)	5,041
365	Intuitive Surgical, Inc. †	180,905
200	IRIS International, Inc. †	3,904
1,000	Ironwood Pharmaceuticals, Inc., Class A †(a)	12,780
700	Isis Pharmaceuticals, Inc. †(a)	9,849
29,685	Johnson & Johnson	2,045,593
300	Keryx Biopharmaceuticals, Inc. †(a)	846
400	KV Pharmaceutical Co., Class A †(a)	20
1,075	Laboratory Corp. of America Holdings †	99,405
200	LCA-Vision, Inc. †	808
600	LHC Group, Inc. †(a)	11,082
1,833	Life Technologies Corp. †	89,597
565	LifePoint Hospitals, Inc. †	24,171
16	Ligand Pharmaceuticals, Inc., Class B †(a)	274
400	Magellan Health Services, Inc. †	20,644
500	MAKO Surgical Corp. †(a)	8,705
1,600	MannKind Corp. †(a)	4,608
5	Marina Biotech, Inc. †	1
600	Masimo Corp. †(a)	14,508
200	Maxygen, Inc.	528
2,475	McKesson Corp.	212,924
400	MedAssets, Inc. †	7,120
700	Medicis Pharmaceutical Corp., Class A(a)	30,289
600	MEDNAX, Inc. †(a)	44,670
11,897	Medtronic, Inc.	512,999
31,955	Merck & Co., Inc.	1,441,171
100	Merge Healthcare, Inc. †(a)	383
300	Mettler-Toledo International, Inc. †	51,222
600	MGC Diagnostics Corp. †	3,606
600	Molina Healthcare, Inc. †(a)	15,090
200	Momenta Pharmaceuticals, Inc. †	2,914
5,350	Mylan, Inc. †	130,540
375	Myrexis, Inc. †	911
500	Myriad Genetics, Inc. †	13,495
300	National Healthcare Corp.(a)	14,322
950	Nektar Therapeutics †(a)	10,146
200	Neurocrine Biosciences, Inc. †	1,596
1,000	NuVasive, Inc. †	22,910
1,000	NxStage Medical, Inc. †	13,210
900	Oculus Innovative Sciences, Inc. †(a)	846
1,300	Omnicare, Inc.(a)	44,161
325	Onyx Pharmaceuticals, Inc. †(a)	27,462
3,000	Opko Health, Inc. †(a)	12,540
1,500	Optimer Pharmaceuticals, Inc. †(a)	21,180
750	Orexigen Therapeutics, Inc. †(a)	4,282
700	Owens & Minor, Inc.(a)	20,916
50	Palomar Medical Technologies, Inc. †(a)	472
600	PAREXEL International Corp. †	18,456
950	Patterson Cos., Inc.	32,528
800	PDI, Inc. †(a)	6,376
1,100	PDL BioPharma, Inc.(a)	8,459
1,517	PerkinElmer, Inc.	44,706
850	Perrigo Co.	98,745
84,862	Pfizer, Inc.	2,108,821

Shares		Value
Health Care (continued)
381	PharMerica Corp. †(a)	$4,823
400	Pozen, Inc. †	2,652
800	Progenics Pharmaceuticals, Inc. †	2,296
200	Providence Service Corp. (The) †	2,598
500	PSS World Medical, Inc. †(a)	11,390
1,925	Quest Diagnostics, Inc.	122,103
800	Questcor Pharmaceuticals, Inc.(a)	14,800
600	Regeneron Pharmaceuticals, Inc. †	91,596
1,800	ResMed, Inc.(a)	72,846
1,600	Rigel Pharmaceuticals, Inc. †(a)	16,400
418	RTI Biologics, Inc. †	1,743
600	Sagent Pharmaceuticals, Inc. †	9,570
600	Salix Pharmaceuticals, Ltd. †	25,404
300	Sangamo Biosciences, Inc. †(a)	1,824
800	Savient Pharmaceuticals, Inc. †(a)	1,992
1,500	Seattle Genetics, Inc. †(a)	40,425
1,000	Select Medical Holdings Corp. †	11,230
1,500	Sequenom, Inc. †(a)	5,295
600	Simulations Plus, Inc.(a)	2,766
350	Sirona Dental Systems, Inc. †	19,936
700	Skilled Healthcare Group, Inc., Class A †(a)	4,501
600	Solta Medical, Inc. †	1,884
100	Somaxon Pharmaceuticals, Inc. †	29
3,250	St. Jude Medical, Inc.	136,923
650	STERIS Corp.	23,056
4,070	Stryker Corp.	226,536
233	Sun Healthcare Group, Inc. †(a)	1,972
200	Symmetry Medical, Inc. †	1,978
400	Synta Pharmaceuticals Corp. †(a)	3,048
1,000	Team Health Holdings, Inc. †	27,130
500	Techne Corp.	35,970
500	Teleflex, Inc.	34,420
5,626	Tenet Healthcare Corp. †	35,275
1,000	Theravance, Inc. †(a)	25,910
4,459	Thermo Fisher Scientific, Inc.	262,323
600	Thoratec Corp. †	20,760
1,000	TranS1, Inc. †(a)	2,640
80	Transcept Pharmaceuticals, Inc. †	425
600	Triple-S Management Corp., Class B †	12,540
600	United Therapeutics Corp. †(a)	33,528
11,230	UnitedHealth Group, Inc.	622,254
500	Universal American Corp. †(a)	4,620
1,100	Universal Health Services, Inc., Class B	50,303
1,200	Varian Medical Systems, Inc. †(a)	72,384
500	VCA Antech, Inc. †(a)	9,865
1,750	Vertex Pharmaceuticals, Inc. †	97,913
700	ViroPharma, Inc. †(a)	21,154
500	Volcano Corp. †(a)	14,285
1,000	Waters Corp. †	83,330
1,350	Watson Pharmaceuticals, Inc. †	114,966
3,763	WellPoint, Inc.	218,292
2,036	Zimmer Holdings, Inc.(a)	137,674
		19,234,364
Industrials — 10.2%
450	3D Systems Corp. †(a)	14,783
7,385	3M Co.	682,522
1,500	A123 Systems, Inc. †	375
300	Acacia Research Corp. †	8,223
453	ACCO Brands Corp. †	2,940
1,240	Actuant Corp., Class A(a)	35,489
300	Acuity Brands, Inc.(a)	18,987
1,100	AECOM Technology Corp. †	23,276
850	AGCO Corp. †	40,358
1,000	Air Lease Corp., Class A †(a)	20,400
1,200	Aircastle, Ltd.	13,596
600	Alaska Air Group, Inc. †	21,036

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	September 30, 2012
Schedule of Investments	(Unaudited)

Shares		Value
Industrials (continued)
100	Albany International Corp., Class A	$2,197
250	Alliant Techsystems, Inc.	12,527
100	Amerco, Inc.	10,636
2,362	AMETEK, Inc.	83,733
3,275	AMR Corp. †	1,195
1,500	AMREP Corp. †	15,000
500	Apogee Enterprises, Inc.	9,810
200	Armstrong World Industries, Inc.	9,274
250	Ascent Solar Technologies, Inc. †(a)	260
200	Astec Industries, Inc. †	6,322
1,100	Avery Dennison Corp.(a)	35,002
992	Avis Budget Group, Inc. †	15,257
600	AZZ, Inc.	22,788
1,075	B/E Aerospace, Inc. †	45,257
1,437	Babcock & Wilcox Co. (The) †	36,600
600	Barnes Group, Inc.	15,006
500	Blount International, Inc. †(a)	6,580
900	BlueLinx Holdings, Inc. †	2,106
6,940	Boeing Co. (The)	483,163
445	Brady Corp., Class A	13,030
450	Brink's Co. (The)	11,560
450	Builders FirstSource, Inc. †(a)	2,335
500	Carlisle Cos., Inc.	25,960
100	Casella Waste Systems, Inc., Class A †	428
6,589	Caterpillar, Inc.	566,918
1,300	CBIZ, Inc. †	7,826
400	CDI Corp.	6,812
400	Ceco Environmental Corp.(a)	3,908
300	Celadon Group, Inc.	4,821
800	Cenveo, Inc. †	1,832
1,850	CH Robinson Worldwide, Inc.	108,317
400	Chart Industries, Inc. †	29,540
1,032	Cintas Corp.(a)	42,776
400	CLARCOR, Inc.	17,852
540	Clean Harbors, Inc. †	26,379
300	Coleman Cable, Inc.(a)	2,892
400	Columbus McKinnon Corp. †	6,044
900	Comfort Systems USA, Inc.	9,837
300	Commercial Vehicle Group, Inc. †	2,205
100	Competitive Technologies, Inc. †(a)	67
550	Con-way, Inc.	15,053
1,400	Copart, Inc. †	38,822
800	Corrections Corp. of America	26,760
1,750	Covanta Holding Corp.(a)	30,030
100	Covenant Transportation Group, Inc., Class A †	460
300	Crane Co.	11,979
10,850	CSX Corp.	225,137
1,805	Cummins, Inc.	166,439
300	Curtiss-Wright Corp.	9,810
6,136	Danaher Corp.	338,400
4,500	Deere & Co.	371,205
10,050	Delta Air Lines, Inc. †(a)	92,058
1,500	Dolan Co. (The) †	8,070
500	Dollar Thrifty Automotive Group, Inc. †(a)	43,465
1,800	Donaldson Co., Inc.(a)	62,478
2,050	Dover Corp.	121,954
500	Dun & Bradstreet Corp.	39,810
100	DXP Enterprises, Inc. †	4,777
400	Dynamic Materials Corp.	6,008
450	Eagle Bulk Shipping, Inc. †(a)	1,625
3,800	Eaton Corp.(a)	179,588
500	EMCOR Group, Inc.	14,270
8,378	Emerson Electric Co.(a)	404,406
700	Empire Resources, Inc.(a)	1,890
550	Encore Wire Corp.	16,093

Shares		Value
Industrials (continued)
500	Energy Recovery, Inc. †(a)	$1,480
2,500	EnergySolutions, Inc. †(a)	6,825
300	EnerNOC, Inc. †(a)	3,894
1,000	EnerSys, Inc. †	35,290
179	Engility Holdings, Inc. †(a)	3,303
50	Ennis, Inc.	820
1,375	Equifax, Inc.	64,047
200	ESCO Technologies, Inc.	7,770
2,200	Exelis, Inc.	22,748
2,425	Expeditors International of Washington, Inc.	88,173
3,000	Fastenal Co.	128,970
1,000	Federal Signal Corp. †	6,320
2,982	FedEx Corp.	252,337
700	Flowserve Corp.	89,418
1,900	Fluor Corp.	106,932
1,900	Fortune Brands Home & Security, Inc. †	51,319
300	Franklin Electric Co., Inc.	18,147
500	FreightCar America, Inc.	8,895
100	Frozen Food Express Industries †	197
600	FTI Consulting, Inc. †	16,008
700	Fuel Tech, Inc. †	2,919
500	FuelCell Energy, Inc. †(a)	440
300	Furmanite Corp. †	1,704
750	Gardner Denver, Inc.	45,307
200	GATX Corp.	8,488
1,500	GenCorp, Inc. †(a)	14,235
625	General Cable Corp. †	18,362
3,540	General Dynamics Corp.	234,065
119,696	General Electric Co.	2,718,296
1,000	Geo Group, Inc. (The)	27,670
406	Gorman-Rupp Co. (The)	10,962
487	Graco, Inc.	24,486
1,350	GrafTech International, Ltd. †	12,136
400	Granite Construction, Inc.	11,488
1,500	Great Lakes Dredge & Dock Corp.	11,550
550	Greenbrier Cos., Inc. †(a)	8,877
350	Griffon Corp.(a)	3,605
850	Hardinge, Inc.	8,712
1,200	Harsco Corp.	24,636
1,500	Hawaiian Holdings, Inc. †(a)	8,385
200	Heidrick & Struggles International, Inc.	2,548
600	Herman Miller, Inc.	11,664
2,150	Hertz Global Holdings, Inc. †(a)	29,520
1,550	Hexcel Corp. †	37,231
300	Hill International, Inc. †(a)	1,308
400	HNI Corp.(a)	10,204
7,925	Honeywell International, Inc.	473,519
42	Horizon Lines, Inc., Class A †	58
300	Hubbell, Inc., Class B	24,222
525	Huntington Ingalls Industries, Inc. †	22,076
400	Hurco Cos., Inc. †	9,152
200	Huron Consulting Group, Inc. †	6,964
975	IDEX Corp.	40,726
450	IHS, Inc., Class A †	43,808
1,000	II-VI, Inc. †	19,020
5,066	Illinois Tool Works, Inc.	301,275
875	Industrial Services of America, Inc. †(a)	3,202
500	InnerWorkings, Inc. †(a)	6,510
500	Innovaro, Inc. †(a)	265
100	Innovative Solutions & Support, Inc. †	398
36	Insperity, Inc.	908
500	Integrated Electrical Services, Inc. †	2,275
1,300	Interface, Inc., Class A	17,173
400	International Shipholding Corp.(a)	6,748
400	Intersections, Inc.(a)	4,216
1,650	Iron Mountain, Inc.(a)	56,282

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	September 30, 2012
Schedule of Investments	(Unaudited)

Shares		Value
Industrials (continued)
1,100	ITT Corp.(a)	$22,165
1,000	Jacobs Engineering Group, Inc. †	40,430
1,075	JB Hunt Transport Services, Inc.(a)	55,943
2,525	JetBlue Airways Corp. †(a)	12,095
251	John Bean Technologies Corp.	4,099
1,075	Joy Global, Inc.	60,265
200	Kadant, Inc. †	4,638
1,323	Kansas City Southern	100,257
1,000	KAR Auction Services, Inc. †(a)	19,740
1,550	KBR, Inc.	46,221
400	Kelly Services, Inc., Class A	5,040
500	Kennametal, Inc.	18,540
150	Kforce, Inc. †	1,768
700	Kimball International, Inc., Class B	8,554
600	Kirby Corp. †	33,168
387	Knight Transportation, Inc.(a)	5,534
500	Knoll, Inc.	6,975
10	Kratos Defense & Security Solutions, Inc. †	58
1,075	L-3 Communications Holdings, Inc.	77,088
600	Landstar System, Inc.	28,368
600	Layne Christensen Co. †	11,766
657	Lennox International, Inc.(a)	31,773
1,000	Lincoln Electric Holdings, Inc.	39,050
200	Lindsay Corp.(a)	14,394
100	LMI Aerospace, Inc. †(a)	2,044
2,565	Lockheed Martin Corp.	239,520
700	LSI Industries, Inc.(a)	4,718
1,600	Manitowoc Co., Inc. (The)(a)	21,344
1,002	Manpower, Inc.	36,874
100	Marten Transport, Ltd.	1,757
3,250	Masco Corp.	48,913
1,000	MasTec, Inc. †(a)	19,700
450	Matson, Inc.	9,409
1,550	Meritor, Inc. †	6,572
3,150	Metalico, Inc. †	8,064
300	Mfri, Inc. †	1,740
200	Michael Baker Corp. †	4,772
1,081	Mobile Mini, Inc. †(a)	18,064
300	MSC Industrial Direct Co., Inc., Class A	20,238
1,900	Mueller Water Products, Inc., Class A	9,310
200	NACCO Industries, Inc., Class A	25,082
1,500	Navigant Consulting, Inc. †	16,575
700	Navistar International Corp. †(a)	14,763
500	NCI Building Systems, Inc. †	5,015
600	Nordson Corp.	35,172
3,700	Norfolk Southern Corp.(a)	235,431
2,300	Northrop Grumman Corp.	152,789
900	Old Dominion Freight Line, Inc. †	27,144
100	On Assignment, Inc. †	1,992
500	Orion Energy Systems, Inc. †	980
1,000	Oshkosh Corp. †	27,430
1,250	Owens Corning †	41,825
4,255	PACCAR, Inc.	170,306
3,000	Pacer International, Inc. †	11,940
1,250	Pall Corp.(a)	79,363
1,693	Parker Hannifin Corp.(a)	141,501
1,300	Pentair, Ltd.(a)	57,863
600	Pike Electric Corp. †	4,770
2,125	Pitney Bowes, Inc.(a)	29,368
300	Polypore International, Inc. †(a)	10,605
100	Portfolio Recovery Associates, Inc. †	10,443
250	PowerSecure International, Inc. †	1,498
1,620	Precision Castparts Corp.	264,611
1,000	Quanex Building Products Corp.(a)	18,840
2,450	Quanta Services, Inc. †	60,515
600	Raven Industries, Inc.	17,658

Shares		Value
Industrials (continued)
3,550	Raytheon Co.	$202,918
400	Regal-Beloit Corp.	28,192
1,500	Republic Airways Holdings, Inc. †	6,945
3,218	Republic Services, Inc., Class A	88,527
200	Resources Connection, Inc.	2,622
447	Robbins & Myers, Inc.	26,641
1,700	Robert Half International, Inc.	45,271
1,540	Rockwell Automation, Inc.	107,107
1,825	Rockwell Collins, Inc.(a)	97,893
1,050	Rollins, Inc.	24,560
1,070	Roper Industries, Inc.	117,582
1,000	RPX Corp. †	11,210
1,850	RR Donnelley & Sons Co.(a)	19,610
75	Rush Enterprises, Inc., Class A †(a)	1,445
400	Ryder System, Inc.	15,624
150	Saia, Inc. †	3,021
100	Sauer-Danfoss, Inc.	4,021
600	Shaw Group, Inc. (The) †	26,172
300	SIFCO Industries, Inc.	5,460
50	Simpson Manufacturing Co., Inc.	1,431
1,100	SkyWest, Inc.	11,363
600	Snap-on, Inc.	43,122
7,799	Southwest Airlines Co.	68,397
1,000	Spirit Aerosystems Holdings, Inc., Class A †	22,210
1,000	Spirit Airlines, Inc. †	17,080
584	SPX Corp.	38,199
1,350	Standard Register Co. (The)(a)	959
50	Standex International Corp.	2,222
1,000	Steelcase, Inc., Class A	9,850
775	Stericycle, Inc. †	70,153
1,000	Swift Transportation Co., Class A †	8,620
102	SYKES Enterprises, Inc. †(a)	1,371
100	Sypris Solutions, Inc.	714
500	TAL International Group, Inc.	16,990
200	Taser International, Inc. †(a)	1,206
500	Team, Inc. †	15,925
500	Tecumseh Products Co., Class A †	2,590
250	Tennant Co.	10,705
1,300	Terex Corp. †	29,354
743	Tetra Tech, Inc. †	19,511
700	Textainer Group Holdings, Ltd.(a)	21,385
3,200	Textron, Inc.(a)	83,744
800	Timken Co.	29,728
312	Titan International, Inc.(a)	5,510
600	Toro Co. (The)	23,868
700	Towers Watson & Co., Class A	37,135
600	TransDigm Group, Inc. †	85,122
100	TRC Cos., Inc. †	752
300	Trex Co., Inc. †	10,236
100	Trimas Corp. †	2,411
900	Trinity Industries, Inc.	26,973
300	Triumph Group, Inc.	18,759
800	TrueBlue, Inc. †	12,576
500	Tutor Perini Corp. †	5,720
400	Twin Disc, Inc.(a)	7,160
200	Ultralife Corp. †	622
200	UniFirst Corp.	13,358
4,760	Union Pacific Corp.	565,012
3,805	United Continental Holdings, Inc. †(a)	74,198
8,221	United Parcel Service, Inc., Class B	588,377
1,433	United Rentals, Inc. †	46,873
9,254	United Technologies Corp.	724,496
850	URS Corp.	30,013
1,500	US Airways Group, Inc. †(a)	15,690
500	US Ecology, Inc.	10,790
200	US Home Systems, Inc.	2,494

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	September 30, 2012
Schedule of Investments	(Unaudited)

Shares		Value
Industrials (continued)
900	UTi Worldwide, Inc.	$12,123
3,400	Valence Technology, Inc. †(a)	48
1,500	Verisk Analytics, Inc., Class A †	71,415
400	Viad Corp.	8,344
300	Vicor Corp. †	2,001
750	Volt Information Sciences, Inc. †	4,838
50	Wabash National Corp. †	357
591	WABCO Holdings, Inc. †	34,083
300	Wabtec Corp.	24,087
1,462	Waste Connections, Inc.(a)	44,226
4,050	Waste Management, Inc.	129,924
300	Watts Water Technologies, Inc., Class A(a)	11,349
250	Werner Enterprises, Inc.	5,343
600	WESCO International, Inc. †(a)	34,320
500	Woodward, Inc.	16,990
685	WW Grainger, Inc.	142,733
2,200	Xylem, Inc.	55,330
		16,888,865
Information Technology — 18.6%
546	Accelrys, Inc. †	4,728
95	ACI Worldwide, Inc. †	4,015
600	Acme Packet, Inc. †(a)	10,260
4,638	Activision Blizzard, Inc.	52,317
800	Acxiom Corp. †	14,616
600	ADDvantage Technologies Group, Inc. †(a)	1,284
5,087	Adobe Systems, Inc. †	165,124
600	ADTRAN, Inc.(a)	10,368
700	Advanced Energy Industries, Inc. †(a)	8,624
6,750	Advanced Micro Devices, Inc. †(a)	22,747
1,000	Advent Software, Inc. †	24,570
500	Aehr Test Systems †	540
1,000	Aeroflex Holding Corp. †(a)	6,630
500	Agilysys, Inc. †	4,300
1,959	Akamai Technologies, Inc. †	74,951
650	Alliance Data Systems Corp. †	92,267
2,950	Altera Corp.	100,256
1,050	Amkor Technology, Inc. †(a)	4,620
1,625	Amphenol Corp., Class A	95,680
300	ANADIGICS, Inc. †(a)	417
3,350	Analog Devices, Inc.	131,286
200	Anaren, Inc. †(a)	3,998
922	ANSYS, Inc. †	67,675
716	AOL, Inc. †	25,225
9,931	Apple, Inc.	6,626,559
15,383	Applied Materials, Inc.	171,751
1,500	Applied Micro Circuits Corp. †(a)	7,590
1,000	Ariba, Inc. †	44,800
854	Arris Group, Inc. †	10,923
1,350	Arrow Electronics, Inc. †	45,509
1,500	Aruba Networks, Inc. †(a)	33,727
700	Aspen Technology, Inc. †	18,095
100	Astea International, Inc. †	403
5,250	Atmel Corp. †	27,615
486	ATMI, Inc. †(a)	9,025
2,200	Autodesk, Inc. †	73,414
5,565	Automatic Data Processing, Inc.	326,443
1,778	Aviat Networks, Inc. †	4,232
1,825	Avnet, Inc. †	53,089
1,000	AVX Corp.	9,590
289	Axcelis Technologies, Inc. †	303
200	Badger Meter, Inc.	7,278
300	Bel Fuse, Inc., Class B	5,604
1,150	Benchmark Electronics, Inc. †	17,561
298	Black Box Corp.	7,602
300	Blackbaud, Inc.	7,176

Shares		Value
Information Technology (continued)
250	Blucora, Inc. †	$4,452
1,392	BMC Software, Inc. †	57,754
1,000	Booz Allen Hamilton Holding Corp., Class A(a)	13,850
600	Brightpoint, Inc. †	5,388
5,465	Broadcom Corp., Class A	188,980
1,250	Broadridge Financial Solutions, Inc.	29,162
7,350	Brocade Communications Systems, Inc. †	43,475
106	Brooks Automation, Inc.	851
100	BTU International, Inc. †	220
4,322	CA, Inc.	111,356
100	Cabot Microelectronics Corp.	3,514
2,402	Cadence Design Systems, Inc. †	30,902
175	Calix, Inc. †(a)	1,120
200	Callidus Software, Inc. †	986
200	Cascade Microtech, Inc. †	1,136
500	Cavium, Inc. †(a)	16,665
900	CIBER, Inc. †	3,123
997	Ciena Corp. †	13,559
200	Cinedigm Digital Cinema Corp., Class A †	270
400	Cirrus Logic, Inc. †(a)	15,356
61,423	Cisco Systems, Inc.	1,172,565
2,125	Citrix Systems, Inc. †	162,711
500	Cognex Corp.	17,290
3,175	Cognizant Technology Solutions Corp., Class A †	221,996
400	Coherent, Inc. †	18,344
1,880	Computer Sciences Corp.	60,555
2,025	Compuware Corp. †	20,068
400	comScore, Inc. †	6,100
100	Comtech Telecommunications Corp.(a)	2,764
400	Constant Contact, Inc. †	6,960
1,300	Convergys Corp.(a)	20,371
1,827	CoreLogic, Inc. †	48,470
500	Cornerstone OnDemand, Inc. †(a)	15,330
15,969	Corning, Inc.	209,992
25	CoStar Group, Inc. †(a)	2,038
100	Cray, Inc. †	1,270
900	Cree, Inc. †(a)	22,977
200	Crexendo, Inc.(a)	600
1,128	CSG Systems International, Inc. †	25,369
100	CTS Corp.	1,007
1,625	Cypress Semiconductor Corp.(a)	17,420
800	Daktronics, Inc.	7,608
600	Datalink Corp. †	4,968
500	DealerTrack Holdings, Inc. †	13,925
16,700	Dell, Inc.	164,662
403	Deltek, Inc. †	5,247
1,000	Demand Media, Inc. †(a)	10,870
388	Dice Holdings, Inc. †(a)	3,267
650	Diebold, Inc.	21,911
51	Digital Ally, Inc. †(a)	175
700	Digital River, Inc. †	11,662
300	Diodes, Inc. †(a)	5,103
300	Ditech Networks, Inc. †(a)	426
200	Document Security Systems, Inc. †(a)	832
600	Dolby Laboratories, Inc., Class A †(a)	19,650
400	DST Systems, Inc.	22,624
1,421	EarthLink, Inc.	10,118
12,050	eBay, Inc. †	583,340
331	Ebix, Inc.(a)	7,815
150	Echelon Corp. †	576
1,000	EchoStar Corp., Class A †	28,660
100	Electro Scientific Industries, Inc.	1,222
3,600	Electronic Arts, Inc. †	45,684
729	Electronics for Imaging, Inc. †	12,109
22,779	EMC Corp. †	621,183

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	September 30, 2012
Schedule of Investments	(Unaudited)

Shares		Value
Information Technology (continued)
125	Emcore Corp. †(a)	$705
1,000	Emulex Corp. †	7,210
1,836	Entegris, Inc. †	14,927
16	Entorian Technologies, Inc. †	40
1,500	EPIQ Systems, Inc.	20,130
400	Equinix, Inc. †(a)	82,420
500	Exar Corp. †	4,000
200	Extreme Networks †	668
900	F5 Networks, Inc. †	94,230
4,859	Facebook, Inc., Class A †(a)	105,197
550	FactSet Research Systems, Inc.(a)	53,031
200	Fair Isaac Corp.	8,852
1,250	Fairchild Semiconductor International, Inc., Class A †	16,400
900	FalconStor Software, Inc. †(a)	2,115
200	FARO Technologies, Inc. †	8,264
2,610	Fidelity National Information Services, Inc.	81,484
1,200	Finisar Corp. †(a)	17,160
700	First Solar, Inc. †(a)	15,502
1,628	Fiserv, Inc. †	120,521
700	FleetCor Technologies, Inc. †	31,360
1,500	FLIR Systems, Inc.	29,963
350	FormFactor, Inc. †	1,956
255	Forrester Research, Inc.	7,336
1,000	Fortinet, Inc. †	24,140
1,000	Freescale Semiconductor, Ltd. †	9,510
1,100	Gartner, Inc. †	50,699
1,000	Genpact, Ltd.	16,680
102	GigOptix, Inc. †	195
1,850	Global Cash Access Holdings, Inc. †	14,892
1,050	Global Payments, Inc.	43,922
200	Globecomm Systems, Inc. †(a)	2,230
400	Glu Mobile, Inc. †(a)	1,852
2,720	Google, Inc., Class A †	2,052,240
1,100	GT Advanced Technologies, Inc. †(a)	5,995
200	Guidance Software, Inc. †(a)	2,252
800	Harmonic, Inc. †	3,632
1,225	Harris Corp.(a)	62,745
19,927	Hewlett-Packard Co.	339,955
300	Hittite Microwave Corp. †(a)	16,641
1,100	Hutchinson Technology, Inc. †(a)	1,914
1,000	IAC/InterActiveCorp.	52,060
100	ID Systems, Inc. †	576
100	iGO, Inc. †(a)	39
50	Ikanos Communications, Inc. †	69
600	Infinera Corp. †(a)	3,288
1,075	Informatica Corp. †	37,421
100	Infosonics Corp. †	112
2,100	Ingram Micro, Inc., Class A †	31,983
500	Insight Enterprises, Inc. †	8,740
1,560	Integrated Device Technology, Inc. †(a)	9,173
400	Integrated Silicon Solution, Inc. †	3,704
57,118	Intel Corp.	1,295,436
350	Interactive Intelligence Group, Inc. †(a)	10,517
600	InterDigital, Inc.(a)	22,368
200	Intermec, Inc. †(a)	1,242
371	Internap Network Services Corp. †	2,616
12,287	International Business Machines Corp.	2,548,938
350	International Rectifier Corp. †(a)	5,841
600	Interphase Corp. †	1,938
850	Intersil Corp., Class A	7,438
2,675	Intuit, Inc.	157,504
381	IPG Photonics Corp. †(a)	21,831
500	Itron, Inc. †	21,575
1,200	Ixia †	19,284
800	IXYS Corp. †(a)	7,936

Shares		Value
Information Technology (continued)
450	j2 Global, Inc.(a)	$14,769
2,400	Jabil Circuit, Inc.	44,928
1,000	Jack Henry & Associates, Inc.	37,900
550	JDA Software Group, Inc. †	17,479
3,203	JDS Uniphase Corp. †	39,669
6,165	Juniper Networks, Inc. †	105,483
233	Kemet Corp. †	1,025
600	Key Tronic Corp. †	5,952
100	Keynote Systems, Inc.	1,448
1,275	KLA-Tencor Corp.	60,824
400	Kulicke & Soffa Industries, Inc. †	4,160
1,787	Lam Research Corp. †	56,800
200	Lattice Semiconductor Corp. †(a)	766
500	Lender Processing Services, Inc.	13,945
375	Lexmark International, Inc., Class A(a)	8,344
2,100	Limelight Networks, Inc. †(a)	4,914
1,725	Linear Technology Corp.(a)	54,941
200	Littelfuse, Inc.	11,308
193	Local Corp. †(a)	384
200	LoJack Corp. †	450
200	Loral Space & Communications, Inc.	14,220
100	LRAD Corp. †(a)	138
6,096	LSI Corp. †	42,123
600	MakeMusic, Inc. †	2,370
200	Marchex, Inc., Class B(a)	764
700	Market Leader, Inc. †	4,690
600	Marlborough Software Development Holdings, Inc. †(a)	228
5,750	Marvell Technology Group, Ltd.	52,613
1,160	Mastercard, Inc., Class A	523,717
400	Mattson Technology, Inc. †	388
1,900	Maxim Integrated Products, Inc.	50,578
200	Measurement Specialties, Inc. †	6,596
3,575	MEMC Electronic Materials, Inc. †(a)	9,831
1,200	Mentor Graphics Corp. †	18,576
100	Mercury Computer Systems, Inc. †(a)	1,062
400	Methode Electronics, Inc.	3,884
600	Micrel, Inc.(a)	6,252
1,537	Microchip Technology, Inc.(a)	50,321
10,552	Micron Technology, Inc. †(a)	63,154
500	MICROS Systems, Inc. †	24,560
650	Microsemi Corp. †	13,046
88,262	Microsoft Corp.	2,628,442
200	MIPS Technologies, Inc., Class A †(a)	1,478
600	MKS Instruments, Inc.	15,294
1,175	Molex, Inc.(a)	30,879
662	MoneyGram International, Inc. †	9,890
500	Monolithic Power Systems, Inc. †(a)	9,875
1,550	Monster Worldwide, Inc. †(a)	11,362
100	MoSys, Inc. †	404
3,335	Motorola Solutions, Inc.	168,584
1	Move, Inc. †(a)	9
328	Multi-Fineline Electronix, Inc. †	7,396
200	Nanometrics, Inc. †	2,762
900	NAPCO Security Technologies, Inc. †	3,051
1,012	National Instruments Corp.	25,472
1,925	NCR Corp. †	44,872
3,450	NetApp, Inc. †	113,436
500	Netlist, Inc. †(a)	645
400	Netscout Systems, Inc. †	10,204
600	NetSuite, Inc. †	38,280
750	NeuStar, Inc., Class A †	30,023
200	Newport Corp. †(a)	2,212
1,000	NIC, Inc.	14,800
50	Novatel Wireless, Inc. †	99
3,050	Nuance Communications, Inc. †	75,914
100	NVE Corp. †(a)	5,919

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	September 30, 2012
Schedule of Investments	(Unaudited)

Shares		Value
Information Technology (continued)
5,825	NVIDIA Corp. †	$77,706
21	Oclaro, Inc. †(a)	57
600	OmniVision Technologies, Inc. †(a)	8,373
5,105	ON Semiconductor Corp. †	31,498
100	Online Resources Corp. †	293
285	OpenTable, Inc. †	11,856
100	Opnet Technologies, Inc.(a)	3,407
43,980	Oracle Corp.	1,384,930
200	OSI Systems, Inc. †	15,568
33	Overland Storage, Inc. †	57
100	PAR Technology Corp. †	545
10	Parametric Sound Corp. †	65
1,240	Parametric Technology Corp. †(a)	27,032
600	Park Electrochemical Corp.	14,898
200	Parkervision, Inc. †	468
3,650	Paychex, Inc.(a)	121,509
400	PC Mall, Inc. †(a)	2,352
300	Pegasystems, Inc.	8,712
100	Pericom Semiconductor Corp. †	869
8	Pfsweb, Inc. †	23
33	Pixelworks, Inc. †(a)	97
100	Planar Systems, Inc. †	135
450	Plantronics, Inc.	15,899
100	PLX Technology, Inc. †	577
2,225	PMC - Sierra, Inc. †	12,549
1,900	Polycom, Inc. †(a)	18,753
300	Power Integrations, Inc.	9,129
200	Power-One, Inc. †(a)	1,120
76	Powerwave Technologies, Inc. †	46
220	PRGX Global, Inc. †	1,883
40	QAD, Inc., Class B †	534
1,000	QLIK Technologies, Inc. †	22,410
1,650	QLogic Corp. †	18,843
19,425	QUALCOMM, Inc.	1,213,868
500	Quest Software, Inc. †	14,000
900	Rackspace Hosting, Inc. †(a)	59,481
1,000	Rambus, Inc. †(a)	5,540
1,000	RealD, Inc. †(a)	8,940
681	RealNetworks, Inc. †(a)	5,666
1,490	Red Hat, Inc. †	84,841
600	Relm Wireless Corp. †	1,074
2,627	RF Micro Devices, Inc. †	10,377
1,400	Riverbed Technology, Inc. †	32,578
300	Rosetta Stone, Inc. †	3,825
1,020	Rovi Corp. †	14,800
340	Rudolph Technologies, Inc. †(a)	3,570
3,925	SAIC, Inc.	47,257
1,100	Salesforce.com, Inc. †(a)	167,959
2,325	SanDisk Corp. †	100,975
1,833	Sanmina-SCI Corp. †	15,562
1,650	Sapient Corp. †	17,589
300	ScanSource, Inc. †	9,606
600	Semtech Corp. †	15,090
300	ShoreTel, Inc. †	1,227
100	Silicon Image, Inc. †	459
500	Silicon Laboratories, Inc. †	18,380
1,707	Skyworks Solutions, Inc. †	40,225
300	Smith Micro Software, Inc. †	483
500	SolarWinds, Inc. †	27,870
800	Solera Holdings, Inc.(a)	35,096
4,725	Sonus Networks, Inc. †	8,883
300	Sourcefire, Inc. †(a)	14,709
900	Spire Corp. †	450
1,000	SS&C Technologies Holdings, Inc. †	25,210
200	STEC, Inc. †	1,350
1,000	SunPower Corp., Class A †(a)	4,510
430	Sycamore Networks, Inc. †(a)	6,622

Shares		Value
Information Technology (continued)
8,383	Symantec Corp. †	$150,894
100	Symmetricom, Inc. †(a)	697
300	SYNNEX Corp. †(a)	9,774
1,417	Synopsys, Inc. †	46,789
300	Syntel, Inc.	18,723
550	Take-Two Interactive Software, Inc. †	5,737
700	Tech Data Corp. †	31,710
800	TechTarget, Inc. †(a)	4,728
5,404	Tellabs, Inc.	19,130
1,800	Teradata Corp. †	135,738
1,825	Teradyne, Inc. †(a)	25,952
1,000	Tessco Technologies, Inc.	21,170
400	Tessera Technologies, Inc.	5,472
11,060	Texas Instruments, Inc.	304,703
100	THQ, Inc. †(a)	370
1,825	TIBCO Software, Inc. †	55,170
800	TiVo, Inc. †(a)	8,344
200	TNS, Inc. †	2,990
1,937	Total System Services, Inc.	45,907
100	Travelzoo, Inc. †(a)	2,357
1,267	Trimble Navigation, Ltd. †	60,385
1,300	TriQuint Semiconductor, Inc. †(a)	6,565
1,200	TTM Technologies, Inc. †	11,316
500	Tyler Technologies, Inc. †	22,010
400	Ultimate Software Group, Inc. †	40,840
427	Unisys Corp. †	8,890
800	United Online, Inc.	4,416
700	Universal Display Corp. †(a)	24,066
311	Unwired Planet, Inc. †	597
200	UTStarcom Holdings Corp. †(a)	206
505	ValueClick, Inc. †(a)	8,681
450	VASCO Data Security International, Inc. †	4,221
1,015	VeriFone Systems, Inc. †(a)	28,268
1,416	VeriSign, Inc. †(a)	68,945
55	Viasystems Group, Inc. †	952
1,000	VirnetX Holding Corp. †(a)	25,430
1,000	Virtusa Corp. †(a)	17,770
1,806	Vishay Intertechnology, Inc. †(a)	17,753
129	Vishay Precision Group, Inc. †	1,803
585	VMware, Inc., Class A †(a)	56,593
300	Volterra Semiconductor Corp. †	6,561
200	Web.com Group, Inc. †(a)	3,590
958	WebMD Health Corp., Class A †	13,441
42	WebMediaBrands, Inc. †	96
2,525	Western Digital Corp.	97,793
7,854	Western Union Co. (The)(a)	143,100
200	Wireless Ronin Technologies, Inc. †	184
100	WPCS International, Inc. †(a)	45
13,095	Xerox Corp.	96,117
2,175	Xilinx, Inc.	72,667
800	XO Group, Inc. †	6,680
11,900	Yahoo!, Inc. †	190,103
825	Zebra Technologies Corp., Class A †	30,971
1,000	Zygo Corp. †(a)	18,290
		30,721,201
Materials — 3.8%
81	A Schulman, Inc.(a)	1,929
2,295	Air Products & Chemicals, Inc.	189,796
735	Airgas, Inc.	60,490
1,875	AK Steel Holding Corp.(a)	9,000
1,000	Albemarle Corp.	52,680
12,298	Alcoa, Inc.(a)	108,837
1,050	Allegheny Technologies, Inc.	33,495
900	Allied Nevada Gold Corp. †(a)	35,154
500	AM Castle & Co. †(a)	6,245
200	AMCOL International Corp.	6,776

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	September 30, 2012
Schedule of Investments	(Unaudited)

Shares		Value
Materials (continued)
400	American Vanguard Corp.(a)	$13,920
850	Aptargroup, Inc.	43,953
717	Ashland, Inc.	51,337
348	Balchem Corp.	12,782
2,000	Ball Corp.	84,620
1,150	Bemis Co., Inc.(a)	36,191
300	Buckeye Technologies, Inc.	9,618
700	Cabot Corp.	25,599
500	Carpenter Technology Corp.	26,160
1,500	Celanese Corp., Series A	56,865
600	Century Aluminum Co. †(a)	4,290
725	CF Industries Holdings, Inc.	161,124
1,005	Chemtura Corp. †	17,306
1,400	Cliffs Natural Resources, Inc.(a)	54,782
1,110	Coeur d'Alene Mines Corp. †	32,001
1,300	Commercial Metals Co.	17,160
400	Compass Minerals International, Inc.	29,836
1,800	Core Molding Technologies, Inc. †	13,158
2,000	Crown Holdings, Inc. †	73,500
600	Cytec Industries, Inc.	39,312
100	Deltic Timber Corp.	6,526
400	Domtar Corp.	31,316
11,461	Dow Chemical Co. (The)	331,911
1,616	Eastman Chemical Co.	92,128
2,800	Ecolab, Inc.	181,468
10,521	EI du Pont de Nemours & Co.(a)	528,891
1,000	Ferro Corp. †	3,430
1,300	Flotek Industries, Inc. †(a)	16,471
1,275	FMC Corp.	70,610
10,794	Freeport-McMoRan Copper & Gold, Inc.	427,227
1,000	Friedman Industries, Inc.	10,190
500	Globe Specialty Metals, Inc.	7,610
2,900	Graphic Packaging Holding Co. †	16,849
2,000	Headwaters, Inc. †	13,160
3,400	Hecla Mining Co.(a)	22,270
300	Horsehead Holding Corp. †	2,802
2,150	Huntsman Corp.	32,100
1,000	International Flavors & Fragrances, Inc.	59,580
4,542	International Paper Co.	164,965
400	Intrepid Potash, Inc. †	8,592
1,100	Louisiana-Pacific Corp. †	13,750
400	Martin Marietta Materials, Inc.(a)	33,148
1,200	McEwen Mining, Inc. †(a)	5,508
1,376	MeadWestvaco Corp.	42,106
1,000	Metals USA Holdings Corp. †	13,370
190	Minerals Technologies, Inc.	13,477
800	Molycorp, Inc. †(a)	9,200
6,115	Monsanto Co.	556,587
1,250	Mosaic Co. (The)	72,013
200	Myers Industries, Inc.	3,124
100	NewMarket Corp.(a)	24,648
5,350	Newmont Mining Corp.	299,653
100	NL Industries, Inc.	1,149
1,000	Noranda Aluminum Holding Corp.	6,690
2,670	Nucor Corp.	102,154
770	Olin Corp.(a)	16,732
1,475	Owens-Illinois, Inc. †	27,671
1,550	Packaging Corp. of America	56,265
1,000	PH Glatfelter Co.(a)	17,810
1,000	PolyOne Corp.	16,570
1,755	PPG Industries, Inc.	201,544
3,425	Praxair, Inc.	355,789
1,000	Reliance Steel & Aluminum Co.	52,350
400	Rock-Tenn Co., Class A	28,872
600	Rockwood Holdings, Inc.	27,960
600	Royal Gold, Inc.	59,916
1,300	RPM International, Inc.	37,102

Shares		Value
Materials (continued)
700	Scotts Miracle-Gro Co. (The), Class A	$30,429
1,300	Sealed Air Corp.(a)	20,098
100	Senomyx, Inc. †	190
500	Sensient Technologies Corp.	18,380
930	Sherwin-Williams Co. (The)	138,486
1,200	Sigma-Aldrich Corp.(a)	86,364
700	Silgan Holdings, Inc.	30,457
775	Sonoco Products Co.	24,017
2,122	Southern Copper Corp.	72,912
500	Spartech Corp. †	2,675
2,800	Steel Dynamics, Inc.	31,444
1,600	Stillwater Mining Co. †	18,864
564	SunCoke Energy, Inc. †(a)	9,092
192	Texas Industries, Inc.(a)	7,805
1,273	Titanium Metals Corp.(a)	16,333
671	Tredegar Corp.	11,904
500	UFP Technologies, Inc. †	8,795
50	United States Lime & Minerals, Inc. †(a)	2,411
900	United States Steel Corp.(a)	17,163
1,300	Valspar Corp.	72,930
1,000	Verso Paper Corp. †(a)	1,600
3,200	Vista Gold Corp. †	11,616
944	Vulcan Materials Co.	44,651
700	Walter Energy, Inc.	22,722
1,300	Wausau Paper Corp.	12,038
100	Westlake Chemical Corp.(a)	7,306
5,508	Weyerhaeuser Co.	143,979
1,000	Worthington Industries, Inc.	21,660
400	WR Grace & Co. †	23,632
50	Zep, Inc.	756
		6,341,879
Telecommunication Services — 3.0%
600	Alaska Communications Systems Group, Inc.(a)	1,356
66,449	AT&T, Inc.	2,505,127
200	Atlantic Tele-Network, Inc.(a)	8,596
5,610	CenturyLink, Inc.	226,644
1,425	Cincinnati Bell, Inc. †(a)	8,123
4,600	Clearwire Corp., Class A †(a)	6,210
200	Cogent Communications Group, Inc.(a)	4,598
87	Consolidated Communications Holdings, Inc.(a)	1,496
3,000	Crown Castle International Corp. †	192,300
11,886	Frontier Communications Corp.(a)	58,241
600	General Communication, Inc., Class A †	5,880
7,400	Globalstar, Inc. †(a)	3,404
16	IDT Corp., Class B	164
1,500	Leap Wireless International, Inc. †(a)	10,230
1,374	Level 3 Communications, Inc. †	31,561
3,700	MetroPCS Communications, Inc. †	43,327
500	Neutral Tandem, Inc. †	4,690
1,825	NII Holdings, Inc. †(a)	14,326
1,200	SBA Communications Corp., Class A †(a)	75,480
30,071	Sprint Nextel Corp. †	165,992
975	tw telecom, Inc., Class A †	25,418
400	USA Mobility, Inc.(a)	4,748
32,238	Verizon Communications, Inc.	1,469,086
600	Vonage Holdings Corp. †(a)	1,368
7,091	Windstream Corp.(a)	71,690
		4,940,055
Utilities — 3.6%
7,860	AES Corp. (The)	86,224
1,519	AGL Resources, Inc.	62,142
1,500	Alliant Energy Corp.	65,085
2,800	Ameren Corp.	91,476
5,780	American Electric Power Co., Inc.	253,973

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	September 30, 2012
Schedule of Investments	(Unaudited)

Shares		Value
Utilities (continued)
2,000	American Water Works Co., Inc.	$74,120
1,721	Aqua America, Inc.	42,612
1,100	Atmos Energy Corp.	39,369
1,000	Avista Corp.	25,740
300	Black Hills Corp.	10,671
6,000	Calpine Corp. †(a)	103,800
4,600	CenterPoint Energy, Inc.	97,980
400	Cleco Corp.	16,792
2,350	CMS Energy Corp.	55,342
3,250	Consolidated Edison, Inc.(a)	194,642
6,040	Dominion Resources, Inc.	319,758
2,000	DTE Energy Co.	119,880
7,401	Duke Energy Corp.	479,585
1,448	Dynegy, Inc., Class A †(a)	550
3,050	Edison International	139,354
1,750	Entergy Corp.(a)	121,275
9,691	Exelon Corp.(a)	344,806
4,280	FirstEnergy Corp.	188,748
16	Genie Energy, Ltd., Class B(a)	115
9,479	GenOn Energy, Inc. †	23,982
1,305	Great Plains Energy, Inc.	29,049
750	Hawaiian Electric Industries, Inc.(a)	19,732
500	IDACORP, Inc.	21,635
700	Integrys Energy Group, Inc.	36,540
600	ITC Holdings Corp.(a)	45,348
2,125	MDU Resources Group, Inc.	46,835
950	National Fuel Gas Co.(a)	51,338
4,710	NextEra Energy, Inc.	331,254
3,215	NiSource, Inc.	81,918
3,117	Northeast Utilities	119,163
2,425	NRG Energy, Inc.	51,871
3,150	NV Energy, Inc.	56,732
1,050	OGE Energy Corp.	58,233
2,050	ONEOK, Inc.	99,035
1,000	Ormat Technologies, Inc.(a)	18,750
2,650	Pepco Holdings, Inc.	50,085
4,600	PG&E Corp.(a)	196,282
700	Piedmont Natural Gas Co., Inc.	22,736
1,300	Pinnacle West Capital Corp.	68,640
700	PNM Resources, Inc.	14,721
800	Portland General Electric Co.	21,632
7,150	PPL Corp.	207,708
5,350	Public Service Enterprise Group, Inc.	172,163
2,200	Questar Corp.	44,726
1,379	SCANA Corp.(a)	66,564
2,750	Sempra Energy	177,348
9,800	Southern Co. (The)(a)	451,682
2,700	TECO Energy, Inc.(a)	47,898
1,300	UGI Corp.(a)	41,275
933	Vectren Corp.	26,684
950	Westar Energy, Inc.	28,177
350	WGL Holdings, Inc.	14,088
2,700	Wisconsin Energy Corp.	101,709
6,025	Xcel Energy, Inc.	166,953
		5,946,525
Total Common Stock
(Cost $91,359,139)		164,649,385

SHORT-TERM INVESTMENTS (c) — 11.7%
19,031,943	Northern Institutional Liquid Asset Portfolio, 0.010%(b)	19,031,943
178,888	Northern Trust Institutional Government Select Portfolio, 0.010%	178,888

Total Short-Term Investments
(Cost $19,210,831)		19,210,831

Number of Rights/ Warrants		Value

RIGHTS †— 0.0%
1,600	Allos Therapeutics, Expires 10/12 (e)	$176
77	Liberty Ventures, Expires 10/12	1,042
925	Sears Hometown, Expires 10/12	2,516
Total Rights (Cost $–)		3,734

WARRANT — 0.0%
1	Magnum Hunter Resources Corp., Expires 08/14 † (e) (Cost $–)	—

Total Investments — 111.6%
(Cost $110,569,970)‡		183,863,950
Other Assets & Liabilities, Net — (11.6)%		(19,103,034)
NET ASSETS — 100.0%		$164,760,916

†	Non-income producing security.
‡	At September 30, 2012, the tax basis cost of the Fund's investments was $111,473,620, and the unrealized appreciation and depreciation were $81,020,777 and $(8,630,447), respectively.
(a)	This security or a partial position of this security is on loan at September 30, 2012. The total market value of securities on loan at September 30, 2012 was $18,577,555.
(b)
This security was purchased with cash collateral held from securities on loan. The total value of such security at September 30, 2012 was $19,031,943.  Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $112,602.

(c)	Rate shown is the 7-day effective yield as of September 30, 2012.
(d)	The Fund may purchase securities of certain companies with which it is affiliated to the extent these companies are represented in its benchmark index.
(e)	Securities fair valued using methods determined in good faith by the Pricing Committee. The total market value of such securities as of September 30, 2012 was $176.

Ltd. — Limited
PLC— Public Limited Company
REIT — Real Estate Investment Trust

Amounts designated as “—” are either $0, or have been rounded to $0.

As of September 30, 2012, all of the Fund’s investments were considered Level 1, except for Allos Therapeutics Rights, Magnum Hunter Resources Corp. Warrant, Orleans Homebuilders, Inc., and Trico Marine Services, Inc., which are Level 3. At September 30, 2012, these investments were valued at $176.  A reconciliation of Level 3 investments is only presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets.  For the period ended September 30, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the period ended September 30, 2012, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

Wilshire Mutual Funds, Inc.
Wilshire Large Cap Core Plus Fund	September 30, 2012
Schedule of Investments	(Unaudited)

Shares		Value

COMMON STOCK — 120.2%
Consumer Discretionary — 13.1%
2,600	Advance Auto Parts, Inc.(a)	$177,944
5,340	Amazon.com, Inc. † (a)	1,358,069
5,500	Bed Bath & Beyond, Inc. †	346,500
8,850	CBS Corp., Class B(a)	321,521
9,620	Coach, Inc.(a)	538,912
50,370	Comcast Corp., Class A(a)	1,801,734
5,100	Dick's Sporting Goods, Inc.	264,435
14,390	DISH Network Corp., Class A(a)	440,478
5,170	Dollar General Corp. † (a)	266,462
9,300	Dollar Tree, Inc. † (a)	448,958
10,100	DR Horton, Inc.	208,464
8,750	Foot Locker, Inc.(a)	310,625
16,900	Ford Motor Co.(a)	166,634
7,650	GameStop Corp., Class A(a)(b)	160,650
7,300	Gannett Co., Inc.(a)	129,575
10,500	Gap, Inc. (The)(a)	375,690
2,950	Genuine Parts Co.(a)(b)	180,039
9,350	Home Depot, Inc. (The)(a)	564,460
18,150	Interpublic Group of Cos., Inc. (The)(a)	201,828
4,200	Jarden Corp.(a)(b)	221,928
4,100	Lear Corp.(a)	154,939
6,600	Lennar Corp., Class A(a)(b)	229,482
7,100	Macy's, Inc.(a)	267,102
7,550	Mattel, Inc.(a)	267,874
12,380	McDonald's Corp.(a)	1,135,865
5,550	Meredith Corp.(a)	194,250
4,000	Michael Kors Holdings, Ltd. † (a)	212,720
11,600	News Corp., Class A(a)	284,548
8,040	NIKE, Inc., Class B(a)	763,076
5,200	Omnicom Group, Inc.(a)(b)	268,112
4,000	PetSmart, Inc.(a)(b)	275,920
4,080	Ralph Lauren Corp., Class A(a)	617,018
10,600	Regis Corp.(a)(b)	194,828
4,350	Ross Stores, Inc.(a)	281,010
14,190	Staples, Inc.(a)	163,469
4,400	Starbucks Corp.(a)	223,300
5,700	Target Corp.(a)	361,779
17,000	Time Warner Cable, Inc., Class A	1,616,020
25,820	Time Warner, Inc.(a)(b)	1,170,421
10,500	TJX Cos., Inc.(a)	470,295
5,700	Urban Outfitters, Inc. † (a)	214,092
13,350	VF Corp.(a)	2,127,455
18,670	Viacom, Inc., Class B(a)	1,000,525
11,100	Walt Disney Co. (The)(a)	580,308
5,900	Williams-Sonoma, Inc.(a)	259,423
4,600	Wyndham Worldwide Corp.(a)	241,408
21,900	Yum! Brands, Inc.	1,452,846
		23,512,991
Consumer Staples — 13.5%
9,350	Altria Group, Inc.(a)	312,197
73,000	Coca-Cola Co. (The)(a)	2,768,890
1,800	Colgate-Palmolive Co.(a)	192,996
2,600	Costco Wholesale Corp.(a)	260,325
69,470	CVS Caremark Corp.(a)(b)	3,363,736
10,500	Dr. Pepper Snapple Group, Inc.(a)	467,565
15,560	Estee Lauder Cos., Inc. (The), Class A(a)	958,029
10,800	Hormel Foods Corp.(a)(b)	315,792
3,750	Kimberly-Clark Corp.(a)	321,675
17,400	Kroger Co. (The)(a)	409,596
13,530	Lorillard, Inc.(a)(b)	1,575,569
20,400	McCormick & Co., Inc.	1,265,616

Shares		Value
Consumer Staples (continued)
2,950	Molson Coors Brewing Co., Class B(a)	$132,898
37,580	Mondelez International, Inc., Class A(a)	1,553,933
2,900	Monster Beverage Corp. † (a)	157,064
23,310	PepsiCo, Inc.(a)	1,649,649
41,720	Philip Morris International, Inc.(a)	3,752,296
22,720	Procter & Gamble Co. (The)(a)	1,575,859
4,900	Reynolds American, Inc.	212,366
7,850	Safeway, Inc.(a)(b)	126,307
6,600	Tyson Foods, Inc., Class A(a)	105,732
4,150	Universal Corp.(a)(b)	211,318
8,000	Walgreen Co.	291,520
23,420	Wal-Mart Stores, Inc.(a)	1,728,396
4,850	Whole Foods Market, Inc.	472,390
		24,181,714
Energy — 13.5%
6,080	Apache Corp.(a)	525,738
5,000	Atwood Oceanics, Inc. † (a)	227,250
3,400	Baker Hughes, Inc.(a)(b)	153,782
21,400	BG Group PLC ADR(a)(b)	434,420
10,850	Cameron International Corp. † (a)	608,360
37,600	Chevron Corp.(a)	4,382,655
7,500	ConocoPhillips	428,850
4,300	Diamond Offshore Drilling, Inc.(a)(b)	282,983
8,360	Ensco PLC, Class A(a)(b)	456,122
3,100	EOG Resources, Inc.(a)	347,355
31,430	EQT Corp.(a)(b)	1,854,369
47,150	Exxon Mobil Corp.(a)	4,311,867
3,800	Helmerich & Payne, Inc.(a)	180,918
6,500	HollyFrontier Corp.(a)	268,255
27,200	Kinder Morgan, Inc.	966,144
11,100	Marathon Oil Corp.(a)	328,227
16,865	Marathon Petroleum Corp.(a)	920,660
4,150	Murphy Oil Corp.(a)	222,814
13,700	Nabors Industries, Ltd. † (a)	192,211
12,110	National Oilwell Varco, Inc.(a)	970,132
13,160	Occidental Petroleum Corp.(a)	1,132,550
16,410	Phillips 66(a)	760,932
1,700	Pioneer Natural Resources Co.(a)(b)	177,480
23,600	Royal Dutch Shell PLC ADR, Class A(a)	1,638,076
9,100	Schlumberger, Ltd.(a)	658,203
40,200	Seadrill, Ltd.(b)	1,576,644
7,100	Valero Energy Corp.(a)	224,928
		24,231,925
Financials — 17.0%
3,650	Allstate Corp. (The)(a)	144,577
4,900	American Express Co.(a)	278,614
6,450	American Financial Group, Inc.(a)	244,455
9,080	American Tower Corp., Class A(a)	648,221
3,250	Ameriprise Financial, Inc.(a)	184,243
7,800	Apartment Investment & Management Co., Class A(a)	202,722
5,200	Assurant, Inc.	193,960
12,650	BancorpSouth, Inc.(a)	186,461
61,800	Bank of America Corp.(a)	545,694
23,120	Berkshire Hathaway, Inc., Class B † (a)	2,039,184
8,880	BlackRock, Inc., Class A(a)	1,583,304
21,280	Capital One Financial Corp.(a)	1,213,173
7,600	CBOE Holdings, Inc.(a)	223,592
12,100	Charles Schwab Corp. (The)(a)	154,759
2,850	Chubb Corp. (The)(a)	217,398
13,800	Citigroup, Inc.(a)	451,536
7,300	CNA Financial Corp.(a)	195,640
6,037	Commerce Bancshares, Inc.(a)(b)	243,472
19,000	Cullen/Frost Bankers, Inc.(b)	1,091,170

Wilshire Mutual Funds, Inc.
Wilshire Large Cap Core Plus Fund	September 30, 2012
Schedule of Investments	(Unaudited)

Shares		Value
Financials (continued)
7,450	Discover Financial Services(a)	$295,989
8,600	Equity One, Inc.(a)(b)	181,116
4,700	Equity Residential(a)	270,391
13,800	Fifth Third Bancorp(a)	214,038
4,000	Goldman Sachs Group, Inc. (The)(a)	454,720
4,300	HCP, Inc.(a)	191,264
40,450	Huntington Bancshares, Inc.(a)	279,105
1,820	IntercontinentalExchange, Inc. † (a)	242,806
9,000	International Bancshares Corp.(a)(b)	171,450
36,000	Invesco, Ltd.(a)	899,640
87,190	JPMorgan Chase & Co.(a)	3,529,450
49,700	KeyCorp(a)	434,378
19,600	Kimco Realty Corp.(a)(b)	397,292
6,800	Legg Mason, Inc.(a)(b)	167,824
19,450	Lincoln National Corp.(a)	470,496
4,350	Loews Corp.(a)	179,481
30,120	MetLife, Inc.(a)	1,037,935
31,140	NASDAQ OMX Group, Inc. (The)(a)	725,406
96,000	New York Community Bancorp, Inc.(b)	1,359,360
9,000	Platinum Underwriters Holdings, Ltd.(a)	367,830
15,860	PNC Financial Services Group, Inc.(a)	1,000,766
8,140	Prudential Financial, Inc.(a)(b)	443,711
3,810	Public Storage(a)	530,238
9,760	Raymond James Financial, Inc.(a)	357,704
28,040	Regions Financial Corp.(a)	202,168
3,000	Reinsurance Group of America, Inc., Class A(a)	173,610
4,100	State Street Corp.(a)	172,036
8,250	SunTrust Banks, Inc.(a)	233,228
3,000	Travelers Cos., Inc. (The)(a)	204,780
11,550	U.S. Bancorp(a)	396,165
9,300	Unum Group(a)	178,746
10,080	Visa, Inc., Class A(a)	1,353,542
92,750	Wells Fargo & Co.(a)	3,202,658
7,700	XL Group PLC, Class A(a)	185,031
		30,546,529
Health Care — 14.1%
33,800	Abbott Laboratories(a)	2,317,327
4,600	Aetna, Inc.(a)	182,160
5,000	Agilent Technologies, Inc.(a)	192,250
1,700	Alexion Pharmaceuticals, Inc. † (a)	194,480
5,040	Allergan, Inc.	461,563
41,450	AmerisourceBergen Corp., Class A	1,604,530
12,270	Amgen, Inc.(a)(b)	1,034,606
4,290	Biogen Idec, Inc. † (a)	640,197
35,000	Boston Scientific Corp. † (a)	200,900
11,200	Bristol-Myers Squibb Co.	378,000
3,550	Cardinal Health, Inc.(a)	138,344
2,600	Catamaran Corp. † (a)	254,722
5,300	Celgene Corp. †	404,920
3,200	Cerner Corp. † (a)	247,712
4,150	Cigna Corp.(a)	195,756
5,000	Covance, Inc. † (a)	233,450
3,900	Covidien PLC(a)	231,738
4,420	Edwards Lifesciences Corp. † (a)	474,575
10,400	Eli Lilly & Co.(a)	493,064
13,860	Express Scripts Holding Co. † (a)	868,606
17,010	Gilead Sciences, Inc. †	1,128,273
6,530	Hanger, Inc. † (a)	186,301
9,300	HCA Holdings, Inc.(a)	309,225
7,850	Hospira, Inc. † (a)	257,637
17,200	Johnson & Johnson(a)	1,185,252
2,450	McKesson Corp.(a)	210,774

Shares		Value
Health Care (continued)
1,840	Medicis Pharmaceutical Corp., Class A(a)(b)	$79,617
3,470	Medivation, Inc. † (a)	195,569
8,200	Medtronic, Inc.(a)	353,584
21,900	Merck & Co., Inc.(a)	987,690
5,400	Mylan, Inc. † (a)	131,760
7,900	Novo Nordisk ADR(b)	1,246,699
6,260	Onyx Pharmaceuticals, Inc. † (a)(b)	528,970
166,620	Pfizer, Inc.(a)	4,140,506
3,400	Teleflex, Inc.(a)	234,056
9,170	Thoratec Corp. † (a)	317,282
4,000	United Therapeutics Corp. † (a)(b)	223,520
16,450	UnitedHealth Group, Inc.(a)	911,495
10,600	Valeant Pharmaceuticals International, Inc. † (a)(b)	585,862
7,260	Varian Medical Systems, Inc. † (a)(b)	437,923
5,100	Watson Pharmaceuticals, Inc. † (a)	434,316
3,200	WellCare Health Plans, Inc. † (a)	180,960
3,950	WellPoint, Inc.(a)	229,140
		25,245,311
Industrials — 12.6%
5,300	3M Co.	489,826
7,000	Babcock & Wilcox Co. (The) † (a)	178,290
13,100	Boeing Co. (The)(a)	912,022
3,500	Carlisle Cos., Inc.(a)	181,720
18,520	Caterpillar, Inc.(a)	1,593,460
5,300	Chicago Bridge & Iron Co. NV(a)	201,877
11,000	Covanta Holding Corp.(a)(b)	188,760
5,870	Cummins, Inc.(a)	541,273
14,180	Danaher Corp.(a)	782,027
13,000	Delta Air Lines, Inc. † (a)(b)	119,080
9,000	Deluxe Corp.(a)(b)	275,040
7,000	Donaldson Co., Inc.(a)(b)	242,970
27,900	Eaton Corp.	1,318,554
28,200	Emerson Electric Co.(a)(b)	1,361,213
4,000	FedEx Corp.(a)	338,480
1,800	Flowserve Corp.(a)	229,932
3,150	Gardner Denver, Inc.(a)	190,292
4,400	General Dynamics Corp.	290,928
106,020	General Electric Co.(a)	2,407,713
6,500	Honeywell International, Inc.(a)	388,375
1	Huntington Ingalls Industries, Inc. † (a)	42
3,150	Illinois Tool Works, Inc.(a)	187,331
17,900	Ingersoll-Rand PLC(a)	802,278
3,700	Landstar System, Inc.(a)	174,936
3,600	Norfolk Southern Corp.(a)(b)	229,068
3,400	Northrop Grumman Corp.	225,862
7,500	Oshkosh Corp. † (a)	205,725
17,200	PACCAR, Inc.	688,430
2,150	Parker Hannifin Corp.(a)(b)	179,697
3,820	Precision Castparts Corp.	623,959
9,850	Raytheon Co.(a)(b)	563,026
3,180	Republic Services, Inc., Class A(a)	87,482
1,900	Rockwell Automation, Inc.(a)	132,145
11,000	RR Donnelley & Sons Co.(a)(b)	116,600
4,350	Snap-on, Inc.(a)(b)	312,635
20,150	Southwest Airlines Co.(a)	176,716
3,000	Triumph Group, Inc.(a)	187,590
4,000	Tyco International, Ltd.(a)	225,040
20,180	Union Pacific Corp.(a)	2,395,365
9,490	United Parcel Service, Inc., Class B(a)	679,199
17,240	United Technologies Corp.(a)	1,349,720
3,700	URS Corp.(a)	130,647
2,700	Wabtec Corp.(a)	216,783
9,950	Werner Enterprises, Inc.(a)	212,632

Wilshire Mutual Funds, Inc.
Wilshire Large Cap Core Plus Fund	September 30, 2012
Schedule of Investments	(Unaudited)

Shares		Value
Industrials (continued)
1,150	WW Grainger, Inc.(a)	$239,626
		22,574,366
Information Technology — 22.8%
30,300	Accenture PLC, Class A(a)	2,121,909
15,400	Activision Blizzard, Inc.(a)	173,712
15,390	ADTRAN, Inc.(a)(b)	265,939
16,370	Altera Corp.(a)	556,334
12,030	Apple, Inc.(a)	8,027,139
15,150	Applied Materials, Inc.(a)	169,150
24,930	Broadcom Corp., Class A(a)	862,079
6,100	CA, Inc.	157,167
15,000	Cadence Design Systems, Inc. † (a)	192,975
11,200	Check Point Software Technologies, Ltd. † (a)	539,392
34,500	Cisco Systems, Inc.(a)	658,605
4,420	Citrix Systems, Inc. †	338,439
13,570	Cognizant Technology Solutions Corp., Class A † (a)	948,814
17,200	Corning, Inc.(a)	226,180
12,950	Dell, Inc.(a)	127,687
4,800	Diebold, Inc.(a)	161,808
7,250	eBay, Inc. † (a)	350,973
16,300	EMC Corp. † (a)	444,501
1,800	FactSet Research Systems, Inc.(a)(b)	173,556
34,000	Fidelity National Information Services, Inc.	1,061,480
7,500	Fortinet, Inc. † (a)	181,050
13,000	Genpact, Ltd.(a)	216,840
3,470	Google, Inc., Class A † (a)	2,618,115
36,940	Hewlett-Packard Co.(a)	630,196
5,650	IAC/InterActiveCorp.(a)	294,139
32,200	Intel Corp.(a)	730,296
13,600	International Business Machines Corp.(a)	2,821,320
26,500	Juniper Networks, Inc. † (a)	453,415
4,300	KLA-Tencor Corp.	205,132
2,000	LinkedIn Corp., Class A † (a)	240,800
25,750	LSI Corp. † (a)	177,933
900	Mastercard, Inc., Class A(a)	406,332
14,770	Maxim Integrated Products, Inc.(a)	393,177
36,800	Microchip Technology, Inc.(b)	1,204,832
3,900	MICROS Systems, Inc. † (a)	191,568
94,800	Microsoft Corp.(a)	2,823,144
6,400	Molex, Inc.(a)(b)	168,192
37,940	Motorola Solutions, Inc.(a)	1,917,867
6,350	NeuStar, Inc., Class A † (a)	254,191
13,100	NXP Semiconductor NV † (a)	327,631
57,130	Oracle Corp.(a)	1,799,024
5,200	Paychex, Inc.(a)(b)	173,108
4,900	Plantronics, Inc.(a)	173,117
45,980	QUALCOMM, Inc.(a)	2,873,290
3,500	Red Hat, Inc. †	199,290
1,700	Salesforce.com, Inc. † (a)	259,573
4,600	Tech Data Corp. † (a)	208,380
5,400	Teradata Corp. † (a)	407,214
12,000	Teradyne, Inc. † (a)(b)	170,640
4,852	VMware, Inc., Class A †	469,382
25,000	Xerox Corp.(a)	183,500
17,100	Yahoo!, Inc. † (a)	273,173
		41,003,700
Materials — 4.5%
26,300	Alcoa, Inc.(a)(b)	232,755
6,100	Bemis Co., Inc.(a)	191,967
2,370	CF Industries Holdings, Inc.(a)	526,709
11,000	Dow Chemical Co. (The)(a)(b)	318,560

Shares		Value
Materials (continued)
6,440	Ecolab, Inc.(a)	$417,376
6,400	EI du Pont de Nemours & Co.	321,728
3,900	FMC Corp.(a)	215,982
7,200	Freeport-McMoRan Copper & Gold, Inc.(a)	284,976
2,700	International Flavors & Fragrances, Inc.(a)	160,866
12,000	Louisiana-Pacific Corp. † (a)	150,000
15,900	LyondellBasell Industries NV, Class A(a)(b)	821,394
5,300	MeadWestvaco Corp.(a)	162,180
6,300	Monsanto Co.(a)	573,426
5,770	Newmont Mining Corp.(a)	323,178
6,010	PPG Industries, Inc.(a)	690,188
3,960	Praxair, Inc.	411,365
5,100	Sensient Technologies Corp.(a)	187,476
42,481	Southern Copper Corp.(b)	1,459,647
5,700	United States Steel Corp.(a)(b)	108,699
3,600	Valspar Corp.(a)	201,960
13,300	Weyerhaeuser Co.(a)	347,662
		8,108,094
Telecommunication Services — 3.8%
100,000	AT&T, Inc.(a)	3,770,000
21,239	CenturyLink, Inc.(a)	858,056
103,940	Frontier Communications Corp.(a)(b)	509,306
12,180	NII Holdings, Inc. † (a)(b)	95,613
5,900	SBA Communications Corp., Class A † (a)(b)	371,110
10,000	Telephone & Data Systems, Inc.(a)	256,100
4,700	United States Cellular Corp. † (a)(b)	183,911
17,400	Verizon Communications, Inc.(a)	792,918
		6,837,014
Utilities — 5.3%
15,000	AES Corp. (The)(a)	164,550
5,700	Ameren Corp.(a)	186,219
7,100	American Electric Power Co., Inc.(a)	311,974
2,350	Consolidated Edison, Inc.	140,742
11,250	Dominion Resources, Inc.(a)	595,575
3,500	DTE Energy Co.(a)	209,790
6,033	Duke Energy Corp.(a)	390,938
21,210	Edison International(a)	969,085
6,100	Exelon Corp.(a)(b)	217,038
9,100	Great Plains Energy, Inc.(a)	202,566
5,700	IDACORP, Inc.(a)	246,639
16,160	ITC Holdings Corp.	1,221,373
25,300	NextEra Energy, Inc.(a)	1,779,348
9,500	NRG Energy, Inc.(a)	203,205
26,200	ONEOK, Inc.	1,265,722
3,800	Pinnacle West Capital Corp.(a)	200,640
25,190	PPL Corp.(a)(b)	731,770
11,500	Public Service Enterprise Group, Inc.	370,070
4,050	Southern Co. (The)(a)(b)	186,665
		9,593,909
Total Common Stock
(Cost $171,882,665)		215,835,553

Wilshire Mutual Funds, Inc.
Wilshire Large Cap Core Plus Fund	September 30, 2012
Schedule of Investments	(Unaudited)

Shares		Value

SHORT-TERM INVESTMENTS (d) — 16.0%
27,847,290	Northern Institutional Liquid Asset Portfolio, 0.010%(c)	$27,847,290
903,014	Northern Trust Institutional Government Select Portfolio, 0.010%(a)	903,014

Total Short-Term Investments
(Cost $28,750,304)		28,750,304

Total Investments — 136.2%
(Cost $200,632,969)‡		244,585,857
Other Assets & Liabilities, Net — (36.2)%		(64,959,038)
NET ASSETS — 100.0%		$179,626,819

†	Non-income producing security.
‡	At September 30, 2012, the tax basis cost of the Fund's investments was $200,632,969, and the unrealized appreciation and depreciation were $46,116,792 and $(2,163,904), respectively.
(a)	All or a portion of the shares have been committed as collateral for open short positions.
(b)	This security or a partial position of this security is on loan at September 30, 2012. The total market value of securities on loan at September 30, 2012 was $27,074,559.
(c)	This security was purchased with cash collateral held from securities on loan. The total value of such security at September 30, 2012 was $27,847,290.
(d)	Rate shown is the 7-day effective yield as of September 30, 2012.

ADR — American Depositary Receipt
Ltd. — Limited
PLC — Public Limited Company

As of September 30, 2012, all of the Fund’s investments in securities were considered Level 1.  For the period ended September 30, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

Wilshire Mutual Funds, Inc.
Wilshire Large Cap Core Plus Fund	September 30, 2012
Schedule of Securities Sold Short	(Unaudited)

Shares		Value

SECURITIES SOLD SHORT — (20.6)%
Consumer Discretionary — (3.1)%
4,500	AMC Networks, Inc., Class A †	$195,840
9,790	American Eagle Outfitters, Inc.	206,373
4,040	Bed Bath & Beyond, Inc. †	254,520
1,350	Buffalo Wild Wings, Inc. †	115,749
3,100	Cheesecake Factory, Inc. (The)	110,825
3,350	Choice Hotels International, Inc.	107,167
4,530	Dick's Sporting Goods, Inc.	234,881
4,250	DIRECTV †	222,955
4,540	DR Horton, Inc.	93,706
2,800	DSW, Inc., Class A	186,816
2,500	Family Dollar Stores, Inc.	165,750
8,800	Gentex Corp.	149,688
7,100	Guess, Inc.	180,482
6,900	Hanesbrands, Inc. †	219,972
5,200	Hyatt Hotels Corp., Class A †	208,780
7,000	J.C. Penney Co., Inc.	170,030
4,550	Life Time Fitness, Inc. †	208,117
3,000	Mohawk Industries, Inc. †	240,060
2,390	Nordstrom, Inc.	131,880
2,420	O'Reilly Automotive, Inc. †	202,360
6,100	Rent-A-Center, Inc., Class A	213,988
6,300	Sally Beauty Holdings, Inc. †	158,067
11,000	Skechers U.S.A., Inc., Class A †	224,400
5,600	Sotheby's	176,400
2,900	Stanley Black & Decker, Inc.	221,125
4,140	Tiffany & Co.	256,183
4,600	Under Armour, Inc., Class A †	256,818
5,400	Valassis Communications, Inc. †	133,326
3,900	Yum! Brands, Inc.	258,726
		5,504,984
Consumer Staples — (1.8)%
7,000	Archer-Daniels-Midland Co.	190,260
2,600	Energizer Holdings, Inc.	193,986
7,170	General Mills, Inc.	285,725
9,550	HJ Heinz Co.	534,323
2,500	Kellogg Co.	129,150
3,000	Ralcorp Holdings, Inc. †	219,000
2,500	Reynolds American, Inc.	108,350
10,100	SABMiller PLC ADR	444,400
14,220	Sysco Corp.	444,659
8,240	Tootsie Roll Industries, Inc.	222,315
8,550	Walgreen Co.	311,562
1,650	Whole Foods Market, Inc.	160,710
		3,244,440
Energy — (1.6)%
12,780	Cabot Oil & Gas Corp.	573,822
9,470	ConocoPhillips	541,495
5,800	FMC Technologies, Inc. †	268,540
4,900	Kinder Morgan, Inc.	174,048
23,800	Kodiak Oil & Gas Corp. †	222,768
16,600	Patterson-UTI Energy, Inc.	262,944
3,000	Range Resources Corp.	209,610
1,800	SEACOR Holdings, Inc. †	150,048
7,400	Southwestern Energy Co. †	257,372
9,400	Ultra Petroleum Corp. †	206,612
		2,867,259
Financials — (2.7)%
2,300	Affiliated Managers Group, Inc. †	282,900
4,500	Alexander & Baldwin, Inc. †	132,885
3,400	Aon PLC	177,786

Shares		Value
Financials (continued)
20,110	Assurant, Inc.	$750,104
7,400	BankUnited, Inc.	182,114
33,440	BGC Partners, Inc., Class A	163,856
6,600	Brown & Brown, Inc.	172,062
6,850	Eaton Vance Corp.	198,376
5,000	First Republic Bank	172,300
1,540	Franklin Resources, Inc.	192,608
37,110	Genworth Financial, Inc., Class A †	194,085
5,100	Hancock Holding Co.	157,845
2,600	Health Care REIT, Inc.	150,150
9,010	LPL Financial Holdings, Inc.	257,145
5,600	MSCI, Inc., Class A †	200,424
5,550	Northern Trust Corp.	257,603
6,800	Omega Healthcare Investors, Inc.	154,564
8,300	Progressive Corp. (The)	172,142
22,200	Protective Life Corp.	581,862
2,220	T Rowe Price Group, Inc.	140,526
10,000	Zions Bancorporation	206,550
		4,897,887
Health Care — (2.7)%
2,700	Allergan, Inc.	247,266
9,870	AmerisourceBergen Corp., Class A	382,067
4,060	Becton Dickinson and Co.	318,954
1,800	Bio-Rad Laboratories, Inc., Class A †	192,096
12,330	Bristol-Myers Squibb Co.	416,137
8,400	Brookdale Senior Living, Inc., Class A †	195,048
4,600	Celgene Corp. †	351,440
5,900	Charles River Laboratories International, Inc. †	233,640
1,900	DaVita, Inc. †	196,859
3,500	Gilead Sciences, Inc. †	232,155
2,450	IDEXX Laboratories, Inc. †	243,408
8,230	Immunogen, Inc. †	120,158
2,650	Laboratory Corp. of America Holdings †	245,046
4,800	Life Technologies Corp. †	234,624
7,000	Owens & Minor, Inc.	209,160
4,500	Quest Diagnostics, Inc.	285,435
8,400	St. Jude Medical, Inc.	353,891
6,050	VCA Antech, Inc. †	119,367
5,550	Warner Chilcott PLC, Class A	74,925
2,000	Waters Corp. †	166,660
		4,818,336
Industrials — (2.7)%
1,090	3M Co.	100,738
4,800	Armstrong World Industries, Inc.	222,576
5,500	B/E Aerospace, Inc. †	231,550
3,300	CH Robinson Worldwide, Inc.	193,215
7,700	Corrections Corp. of America	257,565
5,250	Eaton Corp.	248,115
3,630	Fastenal Co.	156,054
3,500	GATX Corp.	148,540
4,110	General Dynamics Corp.	271,753
8,400	Granite Construction, Inc.	241,248
6,500	Iron Mountain, Inc.	221,715
4,100	JB Hunt Transport Services, Inc.	213,364
9,240	Kennametal, Inc.	342,619
9,400	Korn/Ferry International †	144,102
2,920	Northrop Grumman Corp.	193,976
5,250	Owens Corning †	175,665
7,770	PACCAR, Inc.	310,994
5,000	Pentair, Ltd.	222,550
1,000	Precision Castparts Corp.	163,340
3,900	Rockwell Collins, Inc.	209,196
2,500	Stericycle, Inc. †	226,300
4,000	Timken Co.	148,640

Wilshire Mutual Funds, Inc.
Wilshire Large Cap Core Plus Fund	September 30, 2012
Schedule of Securities Sold Short	(Unaudited)

Shares		Value
Industrials (continued)
4,500	Verisk Analytics, Inc., Class A †	$214,245
		4,858,060
Information Technology — (3.4)%
15,900	ARM Holdings PLC ADR	444,882
4,700	Arrow Electronics, Inc. †	158,437
7,500	Booz Allen Hamilton Holding Corp., Class A	103,875
21,340	CA, Inc.	549,825
2,800	Citrix Systems, Inc. †	214,396
2,700	Concur Technologies, Inc. †	199,071
7,800	Cree, Inc. †	199,134
1,320	F5 Networks, Inc. †	138,204
8,200	Facebook, Inc., Class A †	177,530
3,700	Itron, Inc. †	159,655
5,850	KLA-Tencor Corp.	279,074
5,970	MKS Instruments, Inc.	152,175
9,500	NCR Corp. †	221,445
5,100	Rackspace Hosting, Inc. †	337,059
3,070	Red Hat, Inc. †	174,806
5,500	SanDisk Corp. †	238,865
6,200	Silicon Laboratories, Inc. †	227,912
4,000	Solera Holdings, Inc.	175,480
37,500	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	593,250
4,790	Texas Instruments, Inc.	131,965
4,200	VeriFone Systems, Inc. †	116,970
6,000	VeriSign, Inc. †	292,140
1,900	VMware, Inc., Class A †	183,806
6,780	Western Digital Corp.	262,589
10,500	Western Union Co. (The)	191,310
5,200	Zebra Technologies Corp., Class A †	195,208
		6,119,063
Materials — (1.0)%
7,000	Allied Nevada Gold Corp. †	273,420
5,820	EI du Pont de Nemours & Co.	292,571
2,900	Martin Marietta Materials, Inc.	240,323
5,000	Nucor Corp.	191,300
2,200	Praxair, Inc.	228,536
2,500	Royal Gold, Inc.	249,650
4,000	Silgan Holdings, Inc.	174,040
5,800	Sonoco Products Co.	179,742
		1,829,582
Telecommunication Services — (0.5)%
10,700	America Movil SAB de CV ADR, Series L	272,208
2,500	Crown Castle International Corp. †	160,250
5,000	Level 3 Communications, Inc. †	114,850
5,000	tw telecom, Inc., Class A †	130,350
21,200	Windstream Corp.	214,332
		891,990
Utilities — (1.1)%
3,600	AGL Resources, Inc.	147,276
2,340	Consolidated Edison, Inc.	140,143
5,600	E.ON AG ADR	132,776
3,000	ITC Holdings Corp.	226,740
9,600	MDU Resources Group, Inc.	211,584
9,210	National Fuel Gas Co.	497,708
3,200	OGE Energy Corp.	177,472
5,330	Public Service Enterprise Group, Inc.	171,519
6,500	UGI Corp.	206,375
		1,911,593

Total Securities Sold Short — (20.6)% (Proceeds $34,108,060)‡		$36,943,194

Percentages are based on Net Assets of $179,626,819.

†	Non-income producing security.
‡	At September 30, 2012, the tax basis proceeds of the Fund's securities sold short were $34,108,060, and the unrealized appreciation and depreciation were $921,307 and $(3,756,441), respectively.

ADR — American Depositary Receipt Ltd. — Limited
PLC— Public Limited Company REIT — Real Estate Investment Trust

As of September 30, 2012, all of the Fund’s securities sold short were considered Level 1.  For the period ended September 30, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Wilshire Mutual Funds, Inc.

By (Signature and Title)	/s/ Jason Schwarz
Jason Schwarz, President

Date: November 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jason Schwarz
Jason Schwarz, President

Date: November 27, 2012

By (Signature and Title)*	/s/ Michael Wauters
Michael Wauters, Treasurer

Date: November 27, 2012